UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24019
Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, San Antonio, Texas 78256
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Victory Pioneer Fundamental Growth Fund
Class A / PIGFX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.99%^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$7,404,797,628%
Total number of portfolio holdings	36^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of September 30, 2025 )*
Information Technology	43.8%
Consumer Discretionary	18.3%
Industrials	11.1%
Health Care	8.9%
Financials	8.8%
Communication Services	8.7%
Basic Materials	0.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PIGFX-SAR-1125
Victory Capital Management

Victory Pioneer Fundamental Growth Fund
Class C / FUNCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.72%^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$7,404,797,628%
Total number of portfolio holdings	36^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of September 30, 2025 )*
Information Technology	43.8%
Consumer Discretionary	18.3%
Industrials	11.1%
Health Care	8.9%
Financials	8.8%
Communication Services	8.7%
Basic Materials	0.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
FUNCX-SAR-1125
Victory Capital Management

Victory Pioneer Fundamental Growth Fund
Class R / PFGRX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$73	1.34%^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$7,404,797,628%
Total number of portfolio holdings	36^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of September 30, 2025 )*
Information Technology	43.8%
Consumer Discretionary	18.3%
Industrials	11.1%
Health Care	8.9%
Financials	8.8%
Communication Services	8.7%
Basic Materials	0.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PFGRX-SAR-1125
Victory Capital Management

Victory Pioneer Fundamental Growth Fund
Class R6 / PFGKX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.65%^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$7,404,797,628%
Total number of portfolio holdings	36^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of September 30, 2025 )*
Information Technology	43.8%
Consumer Discretionary	18.3%
Industrials	11.1%
Health Care	8.9%
Financials	8.8%
Communication Services	8.7%
Basic Materials	0.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PFGKX-SAR-1125
Victory Capital Management

Victory Pioneer Fundamental Growth Fund
Class Y / FUNYX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.75%^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$7,404,797,628%
Total number of portfolio holdings	36^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of September 30, 2025 )*
Information Technology	43.8%
Consumer Discretionary	18.3%
Industrials	11.1%
Health Care	8.9%
Financials	8.8%
Communication Services	8.7%
Basic Materials	0.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
FUNYX-SAR-1125
Victory Capital Management

Victory Pioneer Multi-Asset Ultrashort Income Fund
Class A / MAFRX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.58%^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$8,086,847,556%
Total number of portfolio holdings	1,178^^
Portfolio turnover rate	25%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	41.2%
Asset Backed Securities	27.5%
Commercial Mortgage-Backed Securities	13.6%
Collateralized Mortgage Obligations	10.1%
U.S. Government and Agency Obligations	4.7%
Senior Secured Floating Rate Loan Interests	2.3%
Foreign Government Bond	0.4%
Insurance-Linked Securities	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Changes
Effective April 1, 2025, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
MAFRX-SAR-1125
Victory Capital Management

Victory Pioneer Multi-Asset Ultrashort Income Fund
Class C / MAUCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$45	0.88%^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$8,086,847,556%
Total number of portfolio holdings	1,178^^
Portfolio turnover rate	25%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	41.2%
Asset Backed Securities	27.5%
Commercial Mortgage-Backed Securities	13.6%
Collateralized Mortgage Obligations	10.1%
U.S. Government and Agency Obligations	4.7%
Senior Secured Floating Rate Loan Interests	2.3%
Foreign Government Bond	0.4%
Insurance-Linked Securities	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Changes
Effective April 1, 2025, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C and Class C2 shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
MAUCX-SAR-1125
Victory Capital Management

Victory Pioneer Multi-Asset Ultrashort Income Fund
Class R6 / MAUKX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.35%^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$8,086,847,556%
Total number of portfolio holdings	1,178^^
Portfolio turnover rate	25%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	41.2%
Asset Backed Securities	27.5%
Commercial Mortgage-Backed Securities	13.6%
Collateralized Mortgage Obligations	10.1%
U.S. Government and Agency Obligations	4.7%
Senior Secured Floating Rate Loan Interests	2.3%
Foreign Government Bond	0.4%
Insurance-Linked Securities	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Changes
Effective April 1, 2025, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
MAUKX-SAR-1125
Victory Capital Management

Victory Pioneer Multi-Asset Ultrashort Income Fund
Class Y / MYFRX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$22	0.44%^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$8,086,847,556%
Total number of portfolio holdings	1,178^^
Portfolio turnover rate	25%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	41.2%
Asset Backed Securities	27.5%
Commercial Mortgage-Backed Securities	13.6%
Collateralized Mortgage Obligations	10.1%
U.S. Government and Agency Obligations	4.7%
Senior Secured Floating Rate Loan Interests	2.3%
Foreign Government Bond	0.4%
Insurance-Linked Securities	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Changes
Effective April 1, 2025, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
MYFRX-SAR-1125
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds	• Accounting research assistance • SEC consultation, registration statements, and reporting

• Tax accrual related matters

• Implementation of new accounting standards

• Compliance letters (e.g. rating agency letters)

• Regulatory reviews and assistance regarding financial matters

• Semi-annual reviews (if requested)

• Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES

Services which are not prohibited under Rule

210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)

• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

III. TAX SERVICES

Services which are not prohibited by the Rule,

if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.

• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•

Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES

PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

N/A

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Victory Pioneer Fundamental Growth Fund*
(successor to Pioneer Fundamental Growth Fund)*
Semi-Annual: Full Financials
September 30, 2025
* Effective May 2, 2025, during the semi-annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the  “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the  “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund.

visit us: vcm.com

Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/251

Schedule of Investments  |  9/30/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.8% of Net Assets
	Biotechnology — 2.1%
391,288(a)	Vertex Pharmaceuticals, Inc.	$ 153,244,032
	Total Biotechnology	$153,244,032

	Broadline Retail — 7.0%
2,353,985(a)	Amazon.com, Inc.	$ 516,864,486
	Total Broadline Retail	$516,864,486

	Capital Markets — 2.7%
1,178,890	Intercontinental Exchange, Inc.	$ 198,619,387
	Total Capital Markets	$198,619,387

	Chemicals — 0.4%
57,980	Linde Plc	$ 27,540,500
	Total Chemicals	$27,540,500

	Commercial Services & Supplies — 2.7%
2,686,327(a)	Copart, Inc.	$ 120,804,125
713,247	Veralto Corp.	76,039,263
	Total Commercial Services & Supplies	$196,843,388

	Communications Equipment — 1.6%
263,567	Motorola Solutions, Inc.	$ 120,526,553
	Total Communications Equipment	$120,526,553

	Electrical Equipment — 3.1%
402,276	Eaton Corp. Plc	$ 150,551,793
236,684	Rockwell Automation, Inc.	82,728,159
	Total Electrical Equipment	$233,279,952

	Electronic Equipment, Instruments & Components — 4.7%
2,814,164	Amphenol Corp., Class A	$ 348,252,795
	Total Electronic Equipment, Instruments & Components	$348,252,795

	Entertainment — 2.5%
1,644,255	Walt Disney Co.	$ 188,267,198
	Total Entertainment	$188,267,198

	Financial Services — 6.2%
551,346	Mastercard, Inc., Class A	$ 313,611,118
418,279	Visa, Inc., Class A	142,792,085
	Total Financial Services	$456,403,203

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/25

Shares		Value
	Ground Transportation — 4.3%
3,278,506(a)	Uber Technologies, Inc.	$ 321,195,233
	Total Ground Transportation	$321,195,233

	Health Care Equipment & Supplies — 2.1%
346,174(a)	Intuitive Surgical, Inc.	$ 154,819,398
	Total Health Care Equipment & Supplies	$154,819,398

	Hotels, Restaurants & Leisure — 2.5%
33,844	Booking Holdings, Inc.	$ 182,732,894
	Total Hotels, Restaurants & Leisure	$182,732,894

	Interactive Media & Services — 6.2%
860,581	Alphabet, Inc., Class C	$ 209,594,503
7,695,580(a)	Pinterest, Inc., Class A	247,566,809
	Total Interactive Media & Services	$457,161,312

	Life Sciences Tools & Services — 1.4%
208,626(a)	Thermo Fisher Scientific, Inc.	$ 101,187,783
	Total Life Sciences Tools & Services	$101,187,783

	Machinery — 0.9%
262,349	Illinois Tool Works, Inc.	$ 68,410,125
	Total Machinery	$68,410,125

	Pharmaceuticals — 3.3%
323,119	Eli Lilly & Co.	$ 246,539,797
	Total Pharmaceuticals	$246,539,797

	Semiconductors & Semiconductor Equipment — 11.1%
1,538,067(a)	Advanced Micro Devices, Inc.	$ 248,843,860
215,585	ASML Holding NV	208,705,683
2,544,810	Microchip Technology, Inc.	163,427,698
1,084,733	NVIDIA Corp.	202,389,483
	Total Semiconductors & Semiconductor Equipment	$823,366,724

	Software — 21.2%
287,583	Intuit, Inc.	$ 196,393,306
1,082,065	Microsoft Corp.	560,455,567
1,231,951	Oracle Corp.	346,473,899
420,012	Salesforce, Inc.	99,542,844
173,924(a)	ServiceNow, Inc.	160,058,779
423,222(a)	Synopsys, Inc.	208,813,503
	Total Software	$1,571,737,898

	Specialty Retail — 8.8%
321,547	Home Depot, Inc.	$ 130,287,629
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/253

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Shares		Value
	Specialty Retail — (continued)
1,886,496(a)	O'Reilly Automotive, Inc.	$ 203,383,134
861,017	Ross Stores, Inc.	131,210,380
1,311,518	TJX Cos., Inc.	189,566,812
	Total Specialty Retail	$654,447,955

	Technology Hardware, Storage & Peripherals — 5.0%
1,460,464	Apple, Inc.	$ 371,877,948
	Total Technology Hardware, Storage & Peripherals	$371,877,948

	Total Common Stocks (Cost $3,348,027,614)	$7,393,318,561

	SHORT TERM INVESTMENTS — 0.3% of Net Assets
	Open-End Fund — 0.3%
19,429,100(b)	Dreyfus Government Cash Management, Institutional Shares, 4.04%	$ 19,429,100
		$19,429,100

	TOTAL SHORT TERM INVESTMENTS (Cost $19,429,100)	$19,429,100

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $3,367,456,714)	$7,412,747,661
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(7,950,033)
	net assets — 100.0%	$7,404,797,628

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2025.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended September 30, 2025, aggregated $644,533,394 and $1,186,561,067, respectively.
At September 30, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $3,379,898,214 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,078,849,102
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(45,999,655)
Net unrealized appreciation	$4,032,849,447
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$7,393,318,561	$—	$—	$7,393,318,561
Open-End Fund	19,429,100	—	—	19,429,100
Total Investments in Securities	$7,412,747,661	$—	$—	$7,412,747,661
During the period ended September 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/255

Statement of Assets and Liabilities  |  9/30/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $3,367,456,714)	$7,412,747,661
Receivables —
Fund shares sold	1,801,882
Dividends	1,638,575
Due from the Adviser	630,678
Other assets	108,095
Total assets	$7,416,926,891
LIABILITIES:
Payables —
Fund shares repurchased	$6,032,387
Trustees’ fees	3,368
Transfer agent fees	1,032,566
Management fees	4,319,292
Administrative expenses	311,936
Distribution fees	250,246
Accrued expenses	179,468
Total liabilities	$12,129,263
NET ASSETS:
Paid-in capital	$2,323,007,959
Distributable earnings	5,081,789,669
Net assets	$7,404,797,628
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $1,506,119,935/38,881,479 shares)	$38.74
Class C* (based on $162,942,249/5,240,974 shares)	$31.09
Class R6* (based on $1,134,494,998/28,798,798 shares)	$39.39
Class R* (based on $132,691,711/3,626,564 shares)	$36.59
Class Y* (based on $4,468,548,735/112,290,974 shares)	$39.79
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $38.74 net asset value per share/100%-5.75% maximum sales charge)	$41.10

*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/25

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 9/30/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $132,386)	$22,200,738
Total Investment Income		$22,200,738
EXPENSES:
Management fees	$21,711,717
Administrative expenses	1,578,783
Transfer agent fees
Class A*	646,383
Class C*	54,790
Class R6*	1,256
Class R*	117,130
Class Y*	2,158,431
Distribution fees
Class A*	1,800,830
Class C*	818,459
Class R*	317,622
Shareholder communications expense	110,213
Custodian fees	8,828
Registration fees	128,770
Professional fees	126,327
Printing expense	16,241
Officers’ and Trustees’ fees	163,160
Insurance expense	53,300
Miscellaneous	58,354
Total expenses		$29,870,594
Less fees waived and expenses reimbursed by the Adviser		(630,678)
Net expenses		$29,239,916
Net investment income (loss)		$(7,039,178)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$369,656,040
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$846,935,726
Net realized and unrealized gain (loss) on investments		$1,216,591,766
Net increase in net assets resulting from operations		$1,209,552,588

*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/257

Statements of Changes in Net Assets
	Six Months Ended 9/30/25 (unaudited)	Year Ended 3/31/25
FROM OPERATIONS:
Net investment income (loss)	$(7,039,178)	$(4,463,060)
Net realized gain (loss) on investments	369,656,040	1,151,410,997
Change in net unrealized appreciation (depreciation) on investments	846,935,726	(1,094,044,866)
Net increase in net assets resulting from operations	$1,209,552,588	$52,903,071
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($— and $1.99 per share, respectively)	$—	$(80,332,710)
Class C* ($— and $1.99 per share, respectively)	—	(12,812,407)
Class R6* ($— and $1.99 per share, respectively)	—	(60,033,076)
Class R* ($— and $1.99 per share, respectively)	—	(7,598,743)
Class Y* ($— and $1.99 per share, respectively)	—	(248,028,591)
Total distributions to shareholders	$—	$(408,805,527)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$401,475,979	$1,461,656,539
Reinvestment of distributions	—	367,817,818
Cost of shares repurchased	(935,141,259)	(2,022,097,057)
In-kind redemptions	—	(206,808,725)
Net decrease in net assets resulting from Fund share transactions	$(533,665,280)	$(399,431,425)
Net increase (decrease) in net assets	$675,887,308	$(755,333,881)
NET ASSETS:
Beginning of period	$6,728,910,320	$7,484,244,201
End of period	$7,404,797,628	$6,728,910,320

*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/25

	Six Months Ended 9/30/25 Shares (unaudited)	Six Months Ended 9/30/25 Amount (unaudited)	Year Ended 3/31/25 Shares	Year Ended 3/31/25 Amount
Class A*
Shares sold	1,587,847	$56,148,500	4,795,332	$168,484,828
Reinvestment of distributions	—	—	1,991,869	71,348,756
Less shares repurchased	(3,644,111)	(130,946,593)	(7,456,650)	(262,777,243)
Net decrease	(2,056,264)	$(74,798,093)	(669,449)	$(22,943,659)
Class C*
Shares sold	149,981	$4,243,580	849,861	$24,343,267
Reinvestment of distributions	—	—	421,971	12,203,415
Less shares repurchased	(1,097,068)	(31,369,246)	(3,079,432)	(88,174,326)
Net decrease	(947,087)	$(27,125,666)	(1,807,600)	$(51,627,644)
Class R6*
Shares sold	1,328,085	$47,570,160	5,218,582	$186,254,844
Reinvestment of distributions	—	—	1,562,244	56,740,718
Less shares repurchased	(3,502,090)	(126,319,964)	(6,746,919)	(240,899,176)
Net increase (decrease)	(2,174,005)	$(78,749,804)	33,907	$2,096,386
Class R*
Shares sold	161,116	$5,516,415	535,443	$17,843,894
Reinvestment of distributions	—	—	222,009	7,532,765
Less shares repurchased	(425,875)	(14,255,618)	(793,610)	(26,486,395)
Net decrease	(264,759)	$(8,739,203)	(36,158)	$(1,109,736)
Class Y*
Shares sold	8,057,398	$287,997,324	29,518,600	$1,064,729,706
Reinvestment of distributions	—	—	5,991,072	219,992,164
Less shares repurchased	(17,317,684)	(632,249,838)	(38,851,806)	(1,403,759,917)
In-kind redemptions	—	—	(5,678,919)	(206,808,725)
Net decrease	(9,260,286)	$(344,252,514)	(9,021,053)	$(325,846,772)

*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/259

Financial Highlights
	Six Months Ended 9/30/25 (unaudited)	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class A*
Net asset value, beginning of period	$32.70	$34.54	$26.24	$29.25	$31.88	$22.43
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.07)	$(0.08)	$(0.05)(b)	$(0.03)	$(0.09)	$(0.03)(b)
Net realized and unrealized gain (loss) on investments	6.11	0.23	9.41	(1.92)	3.87	12.31
Net increase (decrease) from investment operations	$6.04	$0.15	$9.36	$(1.95)	$3.78	$12.28
Distributions to shareholders:
Net realized gain	$—	$(1.99)	$(1.06)	$(1.06)	$(6.41)	$(2.83)
Total distributions	$—	$(1.99)	$(1.06)	$(1.06)	$(6.41)	$(2.83)
Net increase (decrease) in net asset value	$6.04	$(1.84)	$8.30	$(3.01)	$(2.63)	$9.45
Net asset value, end of period	$38.74	$32.70	$34.54	$26.24	$29.25	$31.88
Total return (c)	18.47%(d)	(0.08)%	36.29%	(6.44)%	10.70%	55.55%
Ratio of net expenses to average net assets	0.99%(e)	0.99%	1.01%	1.02%	1.00%	1.04%
Ratio of net investment income (loss) to average net assets	(0.37)%(e)	(0.23)%	(0.16)%	(0.13)%	(0.26)%	(0.10)%
Portfolio turnover rate	9%(d)	26%(f)	15%	12%	18%(f)	24%
Net assets, end of period (in thousands)	$1,506,120	$1,338,690	$1,437,055	$1,006,630	$1,159,356	$1,143,970
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.01%(e)	0.99%	1.01%	1.02%	1.00%	1.04%
Net investment income (loss) to average net assets	(0.39)%(e)	(0.23)%	(0.16)%	(0.13)%	(0.26)%	(0.10)%
*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/25

	Six Months Ended 9/30/25 (unaudited)	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class C*
Net asset value, beginning of period	$26.34	$28.38	$21.88	$24.76	$28.01	$20.07
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.16)	$(0.28)	$(0.22)(b)	$(0.18)	$(0.28)	$(0.21)(b)
Net realized and unrealized gain (loss) on investments	4.91	0.23	7.78	(1.64)	3.44	10.98
Net increase (decrease) from investment operations	$4.75	$(0.05)	$7.56	$(1.82)	$3.16	$10.77
Distributions to shareholders:
Net realized gain	$—	$(1.99)	$(1.06)	$(1.06)	$(6.41)	$(2.83)
Total distributions	$—	$(1.99)	$(1.06)	$(1.06)	$(6.41)	$(2.83)
Net increase (decrease) in net asset value	$4.75	$(2.04)	$6.50	$(2.88)	$(3.25)	$7.94
Net asset value, end of period	$31.09	$26.34	$28.38	$21.88	$24.76	$28.01
Total return (c)	18.03%(d)	(0.82)%	35.28%	(7.10)%	9.91%	54.53%
Ratio of net expenses to average net assets	1.72%(e)	1.72%	1.74%	1.74%	1.71%	1.72%
Ratio of net investment income (loss) to average net assets	(1.10)%(e)	(0.96)%	(0.89)%	(0.86)%	(0.98)%	(0.79)%
Portfolio turnover rate	9%(d)	26%(f)	15%	12%	18%(f)	24%
Net assets, end of period (in thousands)	$162,942	$163,008	$226,890	$224,126	$356,963	$432,822
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.74%(e)	1.72%	1.74%	1.74%	1.71%	1.72%
Net investment income (loss) to average net assets	(1.12)%(e)	(0.96)%	(0.89)%	(0.86)%	(0.98)%	(0.79)%
*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/2511

Financial Highlights  (continued)
	Six Months Ended 9/30/25 (unaudited)	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class R6*
Net asset value, beginning of period	$33.20	$34.92	$26.46	$29.39	$31.94	$22.43
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.01)	$0.04	$0.06	$0.06	$0.03(b)	$0.08
Net realized and unrealized gain (loss) on investments	6.20	0.23	9.50	(1.93)	3.87	12.34
Net increase (decrease) from investment operations	$6.19	$0.27	$9.56	$(1.87)	$3.90	$12.42
Distributions to shareholders:
Net investment income	$—	$—	$(0.04)	$—	$(0.04)	$(0.08)
Net realized gain	—	(1.99)	(1.06)	(1.06)	(6.41)	(2.83)
Total distributions	$—	$(1.99)	$(1.10)	$(1.06)	$(6.45)	$(2.91)
Net increase (decrease) in net asset value	$6.19	$(1.72)	$8.46	$(2.93)	$(2.55)	$9.51
Net asset value, end of period	$39.39	$33.20	$34.92	$26.46	$29.39	$31.94
Total return (c)	18.64%(d)	0.27%	36.77%	(6.14)%	11.08%	56.21%
Ratio of net expenses to average net assets	0.65%(e)	0.65%	0.66%	0.67%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets	(0.03)%(e)	0.11%	0.19%	0.22%	0.09%	0.28%
Portfolio turnover rate	9%(d)	26%(f)	15%	12%	18%(f)	24%
Net assets, end of period (in thousands)	$1,134,495	$1,028,274	$1,080,400	$731,131	$844,949	$846,019
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.67%(e)	0.65%	0.66%	0.67%	0.66%	0.65%
Net investment income (loss) to average net assets	(0.05)%(e)	0.11%	0.19%	0.22%	0.09%	0.28%
*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/25

	Six Months Ended 9/30/25 (unaudited)	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class R*
Net asset value, beginning of period	$30.93	$32.90	$25.13	$28.17	$31.03	$21.95
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.12)	$(0.21)	$(0.15)(b)	$(0.13)	$(0.21)	$(0.13)(b)
Net realized and unrealized gain (loss) on investments	5.78	0.23	8.98	(1.85)	3.76	12.04
Net increase (decrease) from investment operations	$5.66	$0.02	$8.83	$(1.98)	$3.55	$11.91
Distributions to shareholders:
Net realized gain	$—	$(1.99)	$(1.06)	$(1.06)	$(6.41)	$(2.83)
Total distributions	$—	$(1.99)	$(1.06)	$(1.06)	$(6.41)	$(2.83)
Net increase (decrease) in net asset value	$5.66	$(1.97)	$7.77	$(3.04)	$(2.86)	$9.08
Net asset value, end of period	$36.59	$30.93	$32.90	$25.13	$28.17	$31.03
Total return (c)	18.30%(d)	(0.49)%	35.77%	(6.80)%	10.22%	55.07%
Ratio of net expenses to average net assets	1.34%(e)	1.39%	1.39%	1.40%	1.40%	1.39%
Ratio of net investment income (loss) to average net assets	(0.72)%(e)	(0.63)%	(0.53)%	(0.51)%	(0.66)%	(0.46)%
Portfolio turnover rate	9%(d)	26%(f)	15%	12%	18%(f)	24%
Net assets, end of period (in thousands)	$132,692	$120,377	$129,216	$96,175	$111,781	$108,568
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.35%(e)	1.39%	1.39%	1.43%	1.40%	1.39%
Net investment income (loss) to average net assets	(0.73)%(e)	(0.63)%	(0.53)%	(0.54)%	(0.66)%	(0.46)%
*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Not annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/2513

Financial Highlights  (continued)
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/25

	Six Months Ended 9/30/25 (unaudited)	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class Y*
Net asset value, beginning of period	$33.55	$35.31	$26.76	$29.73	$32.25	$22.63
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.02)	$0.00(b)	$0.03	$0.03	$(0.01)	$0.05
Net realized and unrealized gain (loss) on investments	6.26	0.23	9.60	(1.94)	3.91	12.45
Net increase (decrease) from investment operations	$6.24	$0.23	$9.63	$(1.91)	$3.90	$12.50
Distributions to shareholders:
Net investment income	$—	$—	$(0.02)	$—	$(0.01)	$(0.05)
Net realized gain	—	(1.99)	(1.06)	(1.06)	(6.41)	(2.83)
Total distributions	$—	$(1.99)	$(1.08)	$(1.06)	$(6.42)	$(2.88)
Net increase (decrease) in net asset value	$6.24	$(1.76)	$8.55	$(2.97)	$(2.52)	$9.62
Net asset value, end of period	$39.79	$33.55	$35.31	$26.76	$29.73	$32.25
Total return (c)	18.60%(d)	0.15%	36.59%	(6.20)%	10.97%	56.06%
Ratio of net expenses to average net assets	0.75%(e)	0.76%	0.76%	0.76%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets	(0.13)%(e)	0.01%	0.09%	0.13%	(0.03)%	0.18%
Portfolio turnover rate	9%(d)	26%(f)	15%	12%	18%(f)	24%
Net assets, end of period (in thousands)	$4,468,549	$4,078,562	$4,610,683	$3,410,508	$3,798,296	$4,268,553
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.77%(e)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss) to average net assets	(0.15)%(e)	0.01%	0.09%	0.13%	(0.03)%	0.18%
*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.01 per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/2515

Notes to Financial Statements  |  9/30/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Fundamental Growth Fund (the “Fund”) is one of 26 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund is a diversified, open-end management investment company. The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer Fundamental Growth Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6, Class R and Class Y shares, respectively, on May 2, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on April 29, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Fund or its shareholders, had no effect on the Fund’s operations. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers five classes of shares designated as Class A, Class C, Class R6, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Prior to May 2, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser
16Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/25

(“Amundi US”). Effective May 2, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser. Prior to May 2, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective May 2, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivative risk management program, appoint a derivative risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) which assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
On December 14, 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is
Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/2517

currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund’s financial statements.
The Fund is a series portfolio of a registered investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is converted into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities subject to oversight by the Board of Trustees.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are
18Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/25

not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if
Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/2519

any, to its shareholders. Therefore, no provision for federal income taxes is required. As of September 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended March 31, 2025 was as follows:
2025
Distributions paid from:
Ordinary income	$8,174,863
Long-term capital gains	400,630,664
Total	$408,805,527
The following shows the components of distributable earnings (losses) on a federal income tax basis at March 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$10,618,883
Undistributed long-term capital gains	675,704,477
Net unrealized appreciation	3,185,913,721
Total	$3,872,237,081
The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $21,666 in underwriting commissions on the sale of Class A shares during the six months ended September 30, 2025.
20Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/25

E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or
Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/2521

markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Fund invests at least 80% of its net assets in equity securities of large companies. Large companies may fall out of favor with investors and underperform the overall equity market.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity
22Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/25

of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
As of the date of this report, a significant portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses and any available capital loss carryforwards in any fiscal year, it generally will be required to distribute that excess to shareholders, which will result in taxable income to you. You may receive distributions that are attributable to appreciation that was present in the Fund’s portfolio securities at the time you made your investment but had not been realized at that time, or that are attributable to capital gains or other income that, although realized by the Fund, had not yet been
Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/2523

distributed at the time you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you. You should consult your tax adviser about the tax consequences of your investment in the Fund.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Fund’s average daily net assets up to $1 billion, 0.60% of the next $6.5 billion of the Fund’s average daily net assets and 0.55% of the Fund’s average daily net assets over $7.5 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. ("Amundi US") served as the investment adviser of the Predecessor Fund.  Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.65% of the Predecessor Fund's average daily net assets up to $1 billion; 0.60% of the next $6.5 billion of the Predecessor Fund's average daily net assets and 0.55% of the Predecessor Fund's average daily net assets over $7.5 billion. For the six months ended September 30, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.61% (annualized) of the Fund’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.99%, 1.72%, 0.65%, 1.39%, and 0.76%  of the Fund's Class A, Class C, Class R6, Class R, and Class Y shares, respectively.  These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions and acquired fund fees and expenses, and extraordinary expenses, such as litigation) of the Predecessor Fund to the extent required to reduce Predecessor Fund
24Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/25

expenses to 1.40% of the average daily net assets attributable to Class R shares of the Predecessor Fund.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the  Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $4,319,292 in management fees payable to the Adviser at September 30, 2025.
Effective April 1, 2025, Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the six months ended September 30, 2025, are reflected on the Statement of Operations in Administration expenses.
Bank of New York Mellon (“BNY”) acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY. Victory Capital pays BNY a fee for providing these services.
The Fund reimburses Victory Capital and BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2025, are reflected on the Statement of Operations as Administration expenses.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended September 30, 2025, the Fund paid $163,160 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At September 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for
Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/2525

Trustees’ fees of $3,368 and a payable for administrative expenses of $311,936, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended September 30, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$32,036
Class C	4,260
Class R6	2,803
Class R	1,214
Class Y	69,900
Total	$110,213
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $250,246 in distribution fees payable to the Distributor at September 30, 2025.
The Fund also has adopted a separate service plan for Class R shares (“Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding
26Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/25

shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 0.75% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6, Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended September 30, 2025, CDSCs in the amount of $11,285 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, or the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended September 30, 2025, the Fund had no borrowings under the credit facility.
7. In-Kind Redemption
In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted the Board, a Fund may distribute portfolio securities rather than cash as a payment for a redemption of Fund shares (“in-kind redemption”). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/loss to paid-in capital.
8. Reorganization
On May 2, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to
Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/2527

restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively,  in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $6,852,511,425 and an identified cost of $3,497,932,031 at May 2, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
9. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about December 5, 2025 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
28Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/25

Additional Information
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Fundamental Growth Fund was held on March 27, 2025, which reconvened on April 28 and April 29, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Fundamental Growth Fund reorganized into Victory Pioneer Fundamental Growth Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Fundamental Growth Fund	106,448,781	91,069,507	1,610,770	13,768,504
Victory Pioneer Fundamental Growth Fund | Semi-Annual | 9/30/2529

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19434-SFR-1125

Victory Pioneer Multi-Asset Ultrashort Income Fund*
(successor to Pioneer Multi-Asset Ultrashort Income Fund)*
Semi-Annual: Full Financials
September 30, 2025
* Effective April 1, 2025, during the semi-annual reporting period covered by this report, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Multi-Asset Ultrashort Income Fund.

visit us: vcm.com

Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/251

Schedule of Investments  |  9/30/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.3%
	Senior Secured Floating Rate Loan Interests — 1.9% of Net Assets*(a)
	Advertising Sales — 0.0%†
245,481	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.278% (Term SOFR + 400 bps), 8/21/28	$ 246,248
1,160,588(b)	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 9/24/32	1,164,215
	Total Advertising Sales	$1,410,463

	Advertising Services — 0.0%†
544,000	Dotdash Meredith, Inc., Term B-2 Loan, 7.78% (Term SOFR + 350 bps), 6/17/32	$ 544,000
	Total Advertising Services	$544,000

	Airlines — 0.0%†
1,026,594	AAdvantage Loyalty IP Ltd. (American Airlines), 2025 Replacement Term Loan, 6.575% (Term SOFR + 225 bps), 4/20/28	$ 1,026,319
	Total Airlines	$1,026,319

	Apparel Manufacturers — 0.0%†
1,956,080	Hanesbrands, Inc., Initial Tranche B Term Loan, 6.913% (Term SOFR + 275 bps), 3/7/32	$ 1,968,306
	Total Apparel Manufacturers	$1,968,306

	Applications Software — 0.0%†
1,000,000	Clearwater Analytics LLC, Initial Term Loan, 6.46% (Term SOFR + 225 bps), 4/21/32	$ 1,002,500
	Total Applications Software	$1,002,500

	Auto Parts & Equipment — 0.1%
1,750,000(b)	American Axle & Manufacturing, Inc., Tranche C Term Loan, 2/24/32	$ 1,743,437
1,989,610	First Brands Group LLC, First Lien 2021 Term Loan, 9.57% (Term SOFR + 500 bps), 3/30/27	729,524
240,397(b)	Innovative Xcessories & Services LLC, Term Loan B, 9/5/29	240,698
	Total Auto Parts & Equipment	$2,713,659

	Auto Repair Centers — 0.0%†
1,000,000(b)	Valvoline, Inc., Term Loan B, 3/19/32	$ 1,004,125
	Total Auto Repair Centers	$1,004,125

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Auto-Truck Trailers — 0.0%†
1,447,500	Novae LLC, Tranche B Term Loan, 9.152% (Term SOFR + 500 bps), 12/22/28	$ 1,367,887
	Total Auto-Truck Trailers	$1,367,887

	Batteries/Battery Systems — 0.0%†
1,966,322	Energizer Holdings, Inc., Initial Term Loan, 6.135% (Term SOFR + 200 bps), 3/19/32	$ 1,971,238
	Total Batteries/Battery Systems	$1,971,238

	Beverages — 0.0%†
1,364,580	Celsius Holdings, Inc., Term Loan, 7.291% (Term SOFR + 300 bps), 4/1/32	$ 1,369,697
982,575	Primo Brands Corp., First Lien 2025 Refinancing Term Loan, 6.252% (Term SOFR + 225 bps), 3/31/28	983,540
	Total Beverages	$2,353,237

	Building & Construction — 0.1%
3,591,128	Service Logic Acquisition, Inc., Amendment No. 8 Refinancing Term Loan, 7.308% (Term SOFR + 300 bps), 10/29/27	$ 3,600,106
	Total Building & Construction	$3,600,106

	Building & Construction Products — 0.0%†
477,500	Cornerstone Building Brands, Inc., Tranche B Term Loan, 7.50% (Term SOFR + 325 bps), 4/12/28	$ 452,829
	Total Building & Construction Products	$452,829

	Building Production — 0.1%
1,488,520	Knife River Corp., Initial Tranche B Term Loan, 6.123% (Term SOFR + 200 bps), 3/8/32	$ 1,494,102
488,837	Koppers, Inc., Term B-2 Loan, 6.66% (Term SOFR + 250 bps), 4/10/30	491,740
1,990,000	Quikrete Holdings, Inc., First Lien Tranche B-3 Term Loan, 6.413% (Term SOFR + 225 bps), 2/10/32	1,991,492
	Total Building Production	$3,977,334

	Building-Heavy Construction — 0.0%†
1,494,987	Arcosa, Inc., 2025 Refinancing Term Loan, 6.163% (Term SOFR + 200 bps), 10/1/31	$ 1,506,200
	Total Building-Heavy Construction	$1,506,200

	Cable & Satellite Television — 0.1%
2,871,700	Charter Communications Operating LLC, Term B-5 Loan, 6.541% (Term SOFR + 225 bps), 12/15/31	$ 2,873,943
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/253

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Cable & Satellite Television — (continued)
669,788	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 9.82% (Term SOFR + 525 bps), 8/2/29	$ 671,649
1,025,000	Virgin Media Bristol LLC, Facility Q, 7.515% (Term SOFR + 325 bps), 1/31/29	1,025,757
	Total Cable & Satellite Television	$4,571,349

	Casino Services — 0.0%†
1,006,670	Caesars Entertainment, Inc., Incremental Term B-1 Loan, 6.413% (Term SOFR + 225 bps), 2/6/31	$ 1,005,789
	Total Casino Services	$1,005,789

	Chemicals-Diversified — 0.0%†
812,625	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 8.513% (Term SOFR + 425 bps), 4/2/29	$ 739,489
351,845	Ineos Quattro Holdings UK Ltd., 2031 Tranche B Dollar Term Loan, 8.413% (Term SOFR + 425 bps), 10/7/31	307,865
1,728,169	Ineos US Finance LLC, 2031 Dollar Term Loan, 7.163% (Term SOFR + 300 bps), 2/7/31	1,562,553
	Total Chemicals-Diversified	$2,609,907

	Chemicals-Specialty — 0.1%
1,793,131	Mativ Holdings, Inc., Term B Loan, 8.028% (Term SOFR + 375 bps), 4/20/28	$ 1,776,321
1,082,818	Minerals Technologies, Inc., Term B Loan, 6.163% (Term SOFR + 200 bps), 11/26/31	1,084,848
1,259,640	Olympus Water US Holding Corp., Term B-6 Dollar Loan, 7.002% (Term SOFR + 300 bps), 6/20/31	1,248,749
1,896,300(b)	Qnity Electronics, Inc., Term Loan B, 8/12/32	1,898,670
1,100,000(b)	Solstice Advanced Materials, Inc., Term Loan B, 9/17/32	1,104,125
1,706,485	Tronox Finance LLC, 2024-B Term Loan, 6.663% (Term SOFR + 250 bps), 9/30/31	1,477,531
	Total Chemicals-Specialty	$8,590,244

	Commercial Services — 0.1%
1,940,000(b)	ION Platform Finance US, Inc., Term Loan B, 9/30/32	$ 1,920,600
509,375	Jupiter Buyer, Inc., Initial Term Loan, 8.558% (Term SOFR + 425 bps), 11/1/31	514,023
2,708,000	Trans Union LLC, 2024 Refinancing Term B-8 Loan, 5.913% (Term SOFR + 175 bps), 6/24/31	2,707,999
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Commercial Services — (continued)
623,437	Vestis Corp., Term B-1 Loan, 6.448% (Term SOFR + 225 bps), 2/22/31	$ 590,188
2,685,505	WEX, Inc., Term B-3 Loan, 5.913% (Term SOFR + 175 bps), 3/5/32	2,675,770
	Total Commercial Services	$8,408,580

	Computer Services — 0.1%
1,728,191	Ahead DB Holdings LLC, First Lien Term B-5 Loan, 6.752% (Term SOFR + 275 bps), 2/1/31	$ 1,732,241
1,985,000	CACI International, Inc., Tranche B Term Loan, 5.913% (Term SOFR + 175 bps), 10/30/31	1,990,790
1,364,145	Smartronix LLC, Term Loan, 8.663% (Term SOFR + 450 bps), 2/6/32	1,373,524
	Total Computer Services	$5,096,555

	Computer Software — 0.0%†
241,250	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 8.028% (Term SOFR + 375 bps), 10/16/28	$ 232,731
	Total Computer Software	$232,731

	Computers-Memory Devices — 0.1%
2,692,500	SanDisk Corp., Term B Loan, 7.135% (Term SOFR + 300 bps), 2/20/32	$ 2,695,865
	Total Computers-Memory Devices	$2,695,865

	Consulting Services — 0.0%†
1,744,923	First Advantage Holdings LLC, First Lien Term B-3 Loan, 6.913% (Term SOFR + 275 bps), 10/31/31	$ 1,707,843
	Total Consulting Services	$1,707,843

	Containers-Metal & Glass — 0.0%†
1,690,000(b)	Owens-Brockway Glass Container, Inc. (Owens- Illinois Group, Inc), Tranche B-1 Term Loan B Facility, 9/30/32	$ 1,688,944
	Total Containers-Metal & Glass	$1,688,944

	Cruise Lines — 0.0%†
1,736,842	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.163% (Term SOFR + 300 bps), 5/1/31	$ 1,738,471
	Total Cruise Lines	$1,738,471

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/255

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Disposable Medical Products — 0.0%†
879,335	Medline Borrower LP, 2030 Refinancing Term Loan, 6.163% (Term SOFR + 200 bps), 10/23/30	$ 879,747
	Total Disposable Medical Products	$879,747

	Distribution & Wholesale — 0.1%
2,136,000	Gloves Buyer, Inc., Initial Term Loan, 8.163% (Term SOFR + 400 bps), 5/21/32	$ 2,079,930
1,803,224	Windsor Holdings III LLC, 2025 Dollar Refinancing Term B Loan, 6.916% (Term SOFR + 275 bps), 8/1/30	1,803,224
	Total Distribution & Wholesale	$3,883,154

	Electric-Generation — 0.1%
1,370,160	Alpha Generation LLC, Initial Term B Loan, 6.163% (Term SOFR + 200 bps), 9/30/31	$ 1,370,374
842,524	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.413% (Term SOFR + 525 bps), 4/3/28	848,963
1,125,345	Long Ridge Energy LLC, Term B Advance, 8.502% (Term SOFR + 450 bps), 2/19/32	1,100,025
537,436	Vistra Operations Company LLC, 2018 Incremental Term Loan, 5.913% (Term SOFR + 175 bps), 12/20/30	538,686
	Total Electric-Generation	$3,858,048

	Energy-Alternate Sources — 0.0%†
2,000,000(b)	Bayonne Energy Center LLC, Term Loan B, 9/22/32	$ 2,000,000
	Total Energy-Alternate Sources	$2,000,000

	Enterprise Software & Services — 0.0%†
2,073,829	Dayforce, Inc., First Amendment Refinancing Term Loan, 6.308% (Term SOFR + 200 bps), 3/1/31	$ 2,081,606
	Total Enterprise Software & Services	$2,081,606

	Entertainment Software — 0.0%†
1,306,568	Playtika Holding Corp., Term B-1 Loan, 7.028% (Term SOFR + 275 bps), 3/13/28	$ 1,288,399
	Total Entertainment Software	$1,288,399

	Finance-Investment Banker — 0.1%
1,425,078	Citadel Securities LP, 2024-1 Term Loan, 6.163% (Term SOFR + 200 bps), 10/31/31	$ 1,429,150
1,897,583	Hudson River Trading LLC, Term B-1 Loan, 7.15% (Term SOFR + 300 bps), 3/18/30	1,902,721
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Finance-Investment Banker — (continued)
3,377,938	Jane Street Group LLC, Seventh Amendment Extended Term Loan, 6.199% (Term SOFR + 200 bps), 12/15/31	$ 3,357,089
1,715,040	Jefferies Finance LLC, Initial Term Loan, 6.924% (Term SOFR + 275 bps), 10/21/31	1,715,040
	Total Finance-Investment Banker	$8,404,000

	Finance-Leasing Company — 0.0%†
1,201,069	Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 5.885% (Term SOFR + 175 bps), 6/22/30	$ 1,203,019
	Total Finance-Leasing Company	$1,203,019

	Gambling (Non-Hotel) — 0.0%†
1,350,938	Flutter Entertainment Plc, 2024 Refinancing Term B Loan, 5.752% (Term SOFR + 175 bps), 11/30/30	$ 1,348,827
572,455	Flutter Entertainment Plc, Third Incremental Term B Loan, 6.002% (Term SOFR + 200 bps), 6/4/32	572,277
	Total Gambling (Non-Hotel)	$1,921,104

	Hotels & Motels — 0.0%†
987,537	Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loan, 6.163% (Term SOFR + 200 bps), 1/17/31	$ 987,435
987,500	Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, 6.413% (Term SOFR + 225 bps), 4/1/31	989,351
	Total Hotels & Motels	$1,976,786

	Independent Power Producer — 0.1%
1	EFS Cogen Holdings I LLC, 2025 Term B Advance, 7.002% (Term SOFR + 300 bps), 10/3/31	$ —
2,977,443	Lightning Power LLC, Initial Term B Loan, 6.252% (Term SOFR + 225 bps), 8/18/31	2,978,771
	Total Independent Power Producer	$2,978,771

	Insurance Brokers — 0.0%†
2,388,791	HIG Finance 2 Ltd., 2025-2 Dollar Refinancing Term Loan, 6.913% (Term SOFR + 275 bps), 2/15/31	$ 2,390,937
	Total Insurance Brokers	$2,390,937

	Internet Content — 0.0%†
1,214,669	MH Sub I LLC (Micro Holding Corp.), First Lien 2023 May Incremental Term Loan, 8.252% (Term SOFR + 425 bps), 5/3/28	$ 1,171,777
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/257

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Internet Content — (continued)
822,140	MH Sub I LLC (Micro Holding Corp.), First Lien 2024 December New Term Loan, 8.413% (Term SOFR + 425 bps), 12/31/31	$ 758,424
552,663	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-5 Loan, 6.913% (Term SOFR + 275 bps), 3/4/30	519,201
	Total Internet Content	$2,449,402

	Internet Gambling — 0.0%†
2,594,960	DraftKings, Inc., Term Loan B, 6.005% (Term SOFR + 175 bps), 3/4/32	$ 2,592,933
	Total Internet Gambling	$2,592,933

	Internet Security — 0.0%†
1,492,260	Gen Digital, Inc., Second Amendment Incremental Term B Loan, 5.913% (Term SOFR + 175 bps), 4/16/32	$ 1,487,596
639,167	Gen Digital, Inc., Tranche B-1 Term Loan, 5.913% (Term SOFR + 175 bps), 9/12/29	638,368
	Total Internet Security	$2,125,964

	Investment Management & Advisory Services — 0.0%†
748,120	Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, 6.813% (Term SOFR + 275 bps), 11/1/30	$ 750,303
962,793	Edelman Financial Engines Center LLC, 2024-2 Refinancing Term Loan, 7.163% (Term SOFR + 300 bps), 4/7/28	964,373
	Total Investment Management & Advisory Services	$1,714,676

	Lasers-System & Components — 0.0%†
1,000,000	Coherent Corp., Term B-3 Loan, 5.908% (Term SOFR + 175 bps), 7/2/29	$ 1,000,625
	Total Lasers-System & Components	$1,000,625

	Medical Diagnostic Imaging — 0.0%†
1,231,186	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Amendment No. 3 Replacement Term Loan, 8.752% (Term SOFR + 475 bps), 12/15/27	$ 1,236,727
	Total Medical Diagnostic Imaging	$1,236,727

The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Medical Information Systems — 0.0%†
648,640	athenahealth Group, Inc., Initial Term Loan, 6.913% (Term SOFR + 275 bps), 2/15/29	$ 647,829
	Total Medical Information Systems	$647,829

	Medical Labs & Testing Services — 0.1%
2,938,153	Phoenix Guarantor, Inc., First Lien Tranche B-5 Term Loan, 6.663% (Term SOFR + 250 bps), 2/21/31	$ 2,943,295
848,529	Sotera Health Holdings LLC, 2025 Refinancing Term Loan, 6.808% (Term SOFR + 250 bps), 5/30/31	851,711
1,296,000	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 8.645% (Term SOFR + 425 bps), 10/1/28	1,295,305
	Total Medical Labs & Testing Services	$5,090,311

	Medical-Drugs — 0.1%
2,000,000	Organon & Co., 2024 Refinancing Dollar Term Loan Facility, 6.408% (Term SOFR + 225 bps), 5/19/31	$ 1,954,376
790,780	Padagis LLC, Term B Loan, 9.29% (Term SOFR + 475 bps), 7/6/28	719,610
	Total Medical-Drugs	$2,673,986

	Medical-Generic Drugs — 0.0%†
1,230,680	Perrigo Company Plc, 2024 Refinancing Term B Loan, 6.163% (Term SOFR + 200 bps), 4/20/29	$ 1,229,911
	Total Medical-Generic Drugs	$1,229,911

	Medical-Hospitals — 0.0%†
933,517	EyeCare Partners LLC, Tranche B Term Loan, 5.227% (Term SOFR + 100 bps), 11/30/28	$ 597,451
961,821	Knight Health Holdings LLC, Term B Loan, 9.528% (Term SOFR + 525 bps), 12/23/28	319,805
	Total Medical-Hospitals	$917,256

	Metal-Aluminum — 0.1%
2,924,305	Novelis Holdings, Inc., Initial Term Loan, 5.752% (Term SOFR + 175 bps), 3/11/32	$ 2,931,616
	Total Metal-Aluminum	$2,931,616

	Office Automation & Equipment — 0.0%†
2,340,240	Pitney Bowes, Inc., Tranche B Term Loan, 7.913% (Term SOFR + 375 bps), 3/19/32	$ 2,343,165
	Total Office Automation & Equipment	$2,343,165

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/259

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil Companies-Exploration & Production — 0.0%†
2,016,865	Hilcorp Energy I LP, Initial Loan, 6.15% (Term SOFR + 200 bps), 2/11/30	$ 2,024,009
	Total Oil Companies-Exploration & Production	$2,024,009

	Pipelines — 0.1%
2,067,234	Buckeye Partners LP, 2025 Tranche B-6 Term Loan, 5.913% (Term SOFR + 175 bps), 11/22/30	$ 2,071,433
1,223,678	WhiteWater DBR Holdco LLC, Term B-1 Loan, 6.313% (Term SOFR + 225 bps), 3/3/31	1,226,125
	Total Pipelines	$3,297,558

	Printing-Commercial — 0.0%†
2,313,317	Verde Purchaser LLC, Initial Term Loan, 8.002% (Term SOFR + 400 bps), 11/30/30	$ 2,298,137
	Total Printing-Commercial	$2,298,137

	Property & Casualty Insurance — 0.1%
2,582,174	Asurion LLC, First Lien New B-11 Term Loan, 8.513% (Term SOFR + 425 bps), 8/19/28	$ 2,592,503
1,143,882	Asurion LLC, First Lien New B-12 Term Loan, 8.413% (Term SOFR + 425 bps), 9/19/30	1,141,022
2,231,607	Asurion LLC, First Lien New B-9 Term Loan, 7.528% (Term SOFR + 325 bps), 7/31/27	2,232,071
994,994	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 6.663% (Term SOFR + 250 bps), 7/31/31	994,745
	Total Property & Casualty Insurance	$6,960,341

	Protection-Safety — 0.0%†
1,738,077	Prime Security Services Borrower LLC, First Lien 2024-1 Refinancing Term B-1 Loan, 6.129% (Term SOFR + 200 bps), 10/13/30	$ 1,736,525
	Total Protection-Safety	$1,736,525

	Publishing — 0.0%†
970,000	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 9.513% (Term SOFR + 525 bps), 4/9/29	$ 871,888
	Total Publishing	$871,888

	Racetracks — 0.0%†
477,500	Churchill Downs, Inc., 2021 Incremental Term B Loan, 5.913% (Term SOFR + 175 bps), 3/17/28	$ 477,500
	Total Racetracks	$477,500

The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Recreational Centers — 0.0%†
2,186,984	Fitness International LLC, Term B Loan, 8.663% (Term SOFR + 450 bps), 2/12/29	$ 2,204,298
	Total Recreational Centers	$2,204,298

	REITS-Storage — 0.0%†
1,015,905	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 6.163% (Term SOFR + 200 bps), 1/31/31	$ 1,017,651
	Total REITS-Storage	$1,017,651

	Retail — 0.1%
2,073,332	Great Outdoors Group LLC, Term B-3 Loan, 7.413% (Term SOFR + 325 bps), 1/23/32	$ 2,078,839
1,114,683	Highline Aftermarket Acquisition LLC, First Lien 2025-1 Term Loan, 7.699% (Term SOFR + 350 bps), 2/19/30	1,117,469
523,403	Kodiak BP LLC, Initial Term Loan, 7.752% (Term SOFR + 375 bps), 12/4/31	521,767
938,382	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 7.513% (Term SOFR + 325 bps), 3/3/28	915,761
720,000	PetSmart LLC, Initial Term Loan, 8.136% (Term SOFR + 400 bps), 8/18/32	713,250
718,658	RVR Dealership Holdings LLC, Term Loan, 8.013% (Term SOFR + 375 bps), 2/8/28	680,030
	Total Retail	$6,027,116

	Security Services — 0.1%
1,152,481	Allied Universal Holdco LLC (USAGM Holdco LLC), Amendment No. 7 Replacement U.S. Dollar Term Loan, 7.513% (Term SOFR + 325 bps), 8/20/32	$ 1,157,785
1,477,499	Garda World Security Corp., Twelfth Additional Term Loan, 7.174% (Term SOFR + 300 bps), 2/1/29	1,480,269
	Total Security Services	$2,638,054

	Telecom Services — 0.0%†
950,000(b)	Windstream Services LLC, Term Loan B, 9/25/32	$ 938,125
	Total Telecom Services	$938,125

	Telephone-Integrated — 0.0%†
1,139,156	Level 3 Financing, Inc., Term B-4 Refinancing Loans, 7.416% (Term SOFR + 325 bps), 3/29/32	$ 1,141,298
	Total Telephone-Integrated	$1,141,298

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2511

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Transportation Services — 0.0%†
1,440,477	Carriage Purchaser, Inc., Term B Loan, 7.663% (Term SOFR + 350 bps), 10/2/28	$ 1,445,699
	Total Transportation Services	$1,445,699

	Total Senior Secured Floating Rate Loan Interests (Cost $158,541,247)	$156,142,652

	Asset Backed Securities — 23.4% of Net Assets
99,183(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 4.465% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	$ 97,780
264,993(a)	321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 4.465% (1 Month Term SOFR + 31 bps), 9/15/41 (144A)	260,622
389,934(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.495% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	381,587
1,583,336(a)	522 Funding CLO, Ltd., Series 2020-6A, Class XR, 5.269% (3 Month Term SOFR + 95 bps), 10/23/34 (144A)	1,583,282
4,850,000(a)	ABPCI Direct Lending Fund CLO 21 LLC, Series 2025-21A, Class A1, 5.64% (3 Month Term SOFR + 153 bps), 7/20/37 (144A)	4,849,976
4,000,000(a)	ABPCI Direct Lending Fund CLO V Ltd., Series 2019-5A, Class CRR, 10.075% (3 Month Term SOFR + 575 bps), 1/20/36 (144A)	4,032,888
4,250,000(a)	ABPCI Direct Lending Fund CLO VI Ltd., Series 2019-6A, Class A2RR, 5.914% (3 Month Term SOFR + 160 bps), 1/27/37 (144A)	4,202,056
1,962,562	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	1,958,101
5,568,248	ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39 (144A)	5,710,484
4,230,458	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	4,239,746
3,506,517	ACHV ABS TRUST, Series 2024-2PL, Class A, 5.07%, 10/27/31 (144A)	3,527,451
2,951,470	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	2,979,735
2,943,885	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	2,942,066
6,583,918	ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29 (144A)	6,563,021
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
21,319,047	ACM Auto Trust, Series 2025-2A, Class A, 5.55%, 6/20/28 (144A)	$ 21,244,014
10,580,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 2/15/29 (144A)	10,628,266
1,821,657	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	1,823,293
6,008,196	Affirm Asset Securitization Trust, Series 2025-X1, Class A, 5.08%, 4/15/30 (144A)	6,020,743
6,820,000(a)	AGL CLO 14, Ltd., Series 2021-14A, Class AR, 5.455% (3 Month Term SOFR + 113 bps), 12/2/34 (144A)	6,823,662
3,440,625(a)	AGL CLO 3 LTD, Series 2020-3A, Class XR, 5.268% (3 Month Term SOFR + 95 bps), 4/15/38 (144A)	3,440,983
5,320,000	Alloya Auto Receivables Trust, Series 2025-1A, Class A2, 4.78%, 10/25/27 (144A)	5,328,083
13,281,923	Alterna Funding III LLC, Series 2024-1A, Class A, 6.26%, 5/16/39 (144A)	13,309,483
843,857	American Credit Acceptance Receivables Trust, Series 2022-2, Class D, 4.85%, 6/13/28 (144A)	844,176
13,080,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82%, 10/12/29 (144A)	13,380,053
4,877,250	American Credit Acceptance Receivables Trust, Series 2023-4, Class C, 6.99%, 9/12/30 (144A)	4,925,524
1,375,539	American Heritage Auto Receivables Trust, Series 2024-1A, Class A2, 4.83%, 3/15/28 (144A)	1,378,641
1,044,000	American Homes 4 Rent Trust, Series 2015-SFR2, Class E, 6.07%, 10/17/52 (144A)	1,041,339
5,650,915(a)	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2B, 4.986% (SOFR30A + 60 bps), 2/18/28	5,652,736
6,010,707	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class A2, 5.19%, 7/21/31 (144A)	6,088,021
7,775,924(a)	Angel Oak Mortgage Trust, Series 2025-HB1, Class A1, 6.156% (SOFR30A + 180 bps), 2/25/55 (144A)	7,827,542
1,127,319	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	1,099,682
1,236,110	Aqua Finance Trust, Series 2020-AA, Class A, 1.90%, 7/17/46 (144A)	1,169,344
2,029,865	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	1,881,467
1,666,667(a)	Ares LVII CLO, Ltd., Series 2020-57A, Class XR, 5.58% (3 Month Term SOFR + 126 bps), 1/25/35 (144A)	1,666,583
83,735	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.93%, 5/15/28 (144A)	83,725
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2513

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,268,342	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 4/17/28 (144A)	$ 3,293,428
6,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92%, 5/15/29 (144A)	6,005,644
6,092,162	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	6,133,818
250,000(a)	Assurant CLO Ltd., Series 2018-2A, Class D, 7.437% (3 Month Term SOFR + 311 bps), 4/20/31 (144A)	250,192
1,017,444	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28 (144A)	1,024,867
1,600,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,596,108
3,285,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.08%, 2/20/28 (144A)	3,214,091
5,750,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class D, 7.26%, 10/20/27 (144A)	5,814,629
2,720,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.32%, 2/20/28 (144A)	2,762,297
6,240,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.31%, 6/20/29 (144A)	6,389,157
506,845(c)	B2R Mortgage Trust, Series 2015-2, Class E, 5.808%, 11/15/48 (144A)	505,688
6,500,000(a)	Bain Capital Credit CLO, Ltd., Series 2021-7A, Class A2R, 5.582% (3 Month Term SOFR + 125 bps), 1/22/35 (144A)	6,466,980
4,250,000(a)	Bain Capital Credit CLO, Ltd., Series 2022-4A, Class XR, 5.418% (3 Month Term SOFR + 110 bps), 10/16/37 (144A)	4,259,775
4,500,000(a)	Bain Capital Credit CLO, Ltd., Series 2022-6A, Class XR, 5.482% (3 Month Term SOFR + 115 bps), 1/22/38 (144A)	4,499,622
6,469,216(a)	Bardot CLO, Ltd., Series 2019-2A, Class ARR, 5.312% (3 Month Term SOFR + 98 bps), 10/22/32 (144A)	6,465,567
3,625,000(a)	Battery Park CLO, Ltd., Series 2019-1A, Class XR, 5.268% (3 Month Term SOFR + 95 bps), 7/15/36 (144A)	3,625,493
3,939,511(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, 5.456% (SOFR30A + 110 bps), 12/26/31 (144A)	3,950,141
926,944(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class C, 5.856% (SOFR30A + 150 bps), 12/26/31 (144A)	929,855
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,209,629(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class A, 5.806% (SOFR30A + 145 bps), 6/25/47 (144A)	$ 4,223,698
2,276,339	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	2,283,475
6,630,000(a)	BCRED BSL Static CLO, Ltd., Series 2025-1A, Class AR, 5.541% (3 Month Term SOFR + 125 bps), 7/24/35 (144A)	6,628,455
21,647(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 5.172% (1 Month Term SOFR + 101 bps), 10/27/32	21,620
8,333,333(a)	Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class XR2, 5.468% (3 Month Term SOFR + 115 bps), 10/15/37 (144A)	8,333,125
1,797,741	BHG Securitization Trust, Series 2023-B, Class A, 6.92%, 12/17/36 (144A)	1,882,519
3,026,499	BHG Securitization Trust, Series 2024-1CON, Class A, 5.81%, 4/17/35 (144A)	3,106,817
2,589,576	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	2,446,298
16,240,000(a)	Blackrock Rainier CLO VI, Ltd., Series 2021-6A, Class XR, 5.575% (3 Month Term SOFR + 125 bps), 4/20/37 (144A)	16,191,995
3,803,056	Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30 (144A)	3,838,679
3,110,029(a)	BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1, 5.659% (3 Month Term SOFR + 134 bps), 7/15/31 (144A)	3,112,489
2,200,000(a)(d)	BlueMountain CLO XXXIII, Ltd., Series 2021-33A, Class X, 5.349% (3 Month Term SOFR + 100 bps), 10/20/38 (144A)	2,200,000
283,041	BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2, 5.542%, 10/27/31 (144A)	284,685
613,687	BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2, 5.542%, 10/27/31 (144A)	617,279
4,084,550	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.291%, 7/26/32 (144A)	4,156,456
6,134,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 7/15/27 (144A)	6,172,133
16,572,025	Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A2, 4.84%, 1/18/28	16,583,520
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2515

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
18,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2019-1A, Class A1R, 5.998% (3 Month Term SOFR + 168 bps), 10/15/34 (144A)	$ 18,497,410
927,500(a)	Brightwood Capital MM CLO, Ltd., Series 2023-1A, Class X, 6.568% (3 Month Term SOFR + 225 bps), 10/15/35 (144A)	927,235
3,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2025-1A, Class D, 9.22% (3 Month Term SOFR + 491 bps), 4/15/36 (144A)	3,046,281
7,000,000(a)	BXDL Static CLO LLC, Series 2025-1A, Class A1, 5.618% (3 Month Term SOFR + 130 bps), 7/20/35 (144A)	6,974,597
156,369	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	152,235
2,557,263(a)	CAL Receivables LLC, Series 2022-1, Class B, 8.722% (SOFR30A + 435 bps), 10/15/26 (144A)	2,555,974
1,051,427(a)	Capital Four US CLO II, Ltd., Series 2022-1A, Class X, 5.625% (3 Month Term SOFR + 130 bps), 1/20/37 (144A)	1,051,429
1,644,204	CarNow Auto Receivables Trust, Series 2023-2A, Class B, 8.53%, 1/15/27 (144A)	1,647,601
1,000,000	Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.02%, 5/10/28	969,524
1,153,581	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	1,144,145
1,214,286(a)	Cedar Funding XIV CLO, Ltd., Series 2021-14A, Class X, 5.368% (3 Month Term SOFR + 105 bps), 10/15/37 (144A)	1,213,604
4,098,014(a)	Centerstone SBA Trust, Series 2023-1, Class A, 8.10% (PRIME + 85 bps), 12/27/50 (144A)	4,093,531
4,750,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class A, 5.668% (3 Month Term SOFR + 135 bps), 1/15/34 (144A)	4,751,776
6,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class B, 6.068% (3 Month Term SOFR + 175 bps), 1/15/34 (144A)	5,995,992
3,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class C, 6.418% (3 Month Term SOFR + 210 bps), 1/15/34 (144A)	2,996,793
4,000,000	Cerberus Loan Funding XXXVII LP, Series 2022-1A, Class A2, 4.02%, 4/15/34 (144A)	3,943,228
142,602(c)	CFMT LLC, Series 2023-HB12, Class A, 4.25%, 4/25/33 (144A)	142,498
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,981,993(c)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	$ 3,923,263
1,390,664(a)	Chesapeake Funding II LLC, Series 2023-1A, Class A2, 5.622% (SOFR30A + 125 bps), 5/15/35 (144A)	1,396,247
1,852,655	Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.16%, 10/15/35 (144A)	1,878,981
2,799,222(a)	Chesapeake Funding II LLC, Series 2023-2A, Class A2, 5.472% (SOFR30A + 110 bps), 10/15/35 (144A)	2,811,482
1,613,817(a)	Chesapeake Funding II LLC, Series 2024-1A, Class A2, 5.142% (SOFR30A + 77 bps), 5/15/36 (144A)	1,612,266
3,132,569(a)	College Ave Student Loans LLC, Series 2019-A, Class A1, 5.672% (1 Month Term SOFR + 151 bps), 12/28/48 (144A)	3,142,141
1,953,753	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29 (144A)	1,975,444
101,060	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	99,075
26,455(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 5.722% (1 Month Term SOFR + 156 bps), 10/25/40 (144A)	26,368
391,806(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 5.122% (1 Month Term SOFR + 96 bps), 5/25/41 (144A)	387,922
390,820(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 4.922% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	385,189
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	60,165
368,550(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 4.772% (1 Month Term SOFR + 61 bps), 2/25/44 (144A)	364,203
641,305(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 4.842% (1 Month Term SOFR + 68 bps), 9/25/45 (144A)	632,431
264,547(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 5.072% (1 Month Term SOFR + 91 bps), 2/25/46 (144A)	261,990
581,030(a)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 5.172% (1 Month Term SOFR + 101 bps), 1/25/47 (144A)	572,819
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2517

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,000,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	$ 3,009,577
3,543,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	3,597,841
3,070,840	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	3,098,673
13,327,006	Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30 (144A)	13,504,328
1,440,000(a)	Crown Point CLO IV, Ltd., Series 2018-4A, Class C, 6.487% (3 Month Term SOFR + 216 bps), 4/20/31 (144A)	1,441,500
4,740,000	DailyPay Securitization Trust, Series 2025-1A, Class A, 5.63%, 6/26/28 (144A)	4,770,655
10,675,000(a)	Deerpath Capital CLO, Ltd., Series 2021-1A, Class A1R, 6.118% (3 Month Term SOFR + 180 bps), 7/15/36 (144A)	10,688,942
78	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	31
514,637	Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32 (144A)	517,063
2,920,414	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	2,942,589
9,607,038	Drive Auto Receivables Trust, Series 2025-1, Class A2, 4.87%, 8/15/28	9,628,644
1,294,139	DT Auto Owner Trust, Series 2022-2A, Class D, 5.46%, 3/15/28 (144A)	1,298,021
3,572,477	DT Auto Owner Trust, Series 2023-1A, Class C, 5.55%, 10/16/28 (144A)	3,582,448
3,315,789(a)	Elevation CLO, Ltd., Series 2021-12A, Class XR, 5.425% (3 Month Term SOFR + 110 bps), 4/20/37 (144A)	3,315,113
2,063,588(a)	Ellington CLO III, Ltd., Series 2018-3A, Class B, 6.587% (3 Month Term SOFR + 226 bps), 7/20/30 (144A)	2,061,718
6,500,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 6.837% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	6,498,687
4,374,784	Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33 (144A)	4,378,569
6,830,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/29 (144A)	6,696,558
1,382,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class D, 8.03%, 4/6/29	1,424,333
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
10,955,544	Exeter Automobile Receivables Trust, Series 2025-3A, Class A2, 4.83%, 1/18/28	$ 10,969,602
10,000,000	FCCU Auto Receivables Trust, Series 2025-1A, Class A3, 4.85%, 6/17/30 (144A)	10,101,449
2,114,594	FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29 (144A)	2,140,788
2,250,000	FHF Issuer Trust, Series 2024-3A, Class B, 5.04%, 2/17/31 (144A)	2,233,742
1,404,481	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	1,414,967
6,685,770(c)	FIGRE Trust, Series 2024-HE2, Class A, 6.38%, 5/25/54 (144A)	6,857,069
4,012,606(c)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	4,091,285
6,400,663(c)	FIGRE Trust, Series 2025-HE3, Class A, 5.56%, 5/25/55 (144A)	6,479,498
3,572,984(c)	FIGRE Trust, Series 2025-HE4, Class A, 5.408%, 7/25/55 (144A)	3,599,718
11,130,056	FinBe USA Trust, Series 2025-1A, Class A, 5.70%, 12/15/28 (144A)	11,129,059
82,212	First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 7/15/27 (144A)	82,267
1,897,012	Flagship Credit Auto Trust, Series 2024-1, Class A2, 5.64%, 3/15/28 (144A)	1,903,513
3,300,000(a)	Flatiron CLO 21, Ltd., Series 2021-1A, Class XR, 5.425% (3 Month Term SOFR + 110 bps), 10/19/37 (144A)	3,292,417
1,000,000	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B, 5.31%, 5/15/28 (144A)	1,004,772
12,891,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 6.129% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	12,893,836
8,706,949(a)	Fortress Credit Opportunities XXIX CLO, Ltd., Series 2025-29A, Class A1, 5.575% (3 Month Term SOFR + 125 bps), 4/20/33 (144A)	8,707,359
8,180,000(a)	Fortress Credit Opportunities XXIX CLO, Ltd., Series 2025-29A, Class B, 5.975% (3 Month Term SOFR + 165 bps), 4/20/33 (144A)	8,183,297
11,780,000(a)	Fortress Credit Opportunities XXXI CLO, Ltd., Series 2025-31A, Class A1, 5.817% (3 Month Term SOFR + 150 bps), 7/20/33 (144A)	11,792,734
13,340,000(a)	Fortress Credit Opportunities XXXV CLO, Ltd., Series 2025-35A, Class A1, 5.727% (3 Month Term SOFR + 140 bps), 7/20/33 (144A)	13,341,401
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2519

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,980,000(a)	Fortress Credit Opportunities XXXV CLO, Ltd., Series 2025-35A, Class B1, 6.177% (3 Month Term SOFR + 185 bps), 7/20/33 (144A)	$ 3,974,754
3,960,000(a)	Fortress Credit Opportunities XXXV CLO, Ltd., Series 2025-35A, Class C1, 6.927% (3 Month Term SOFR + 250 bps), 7/20/33 (144A)	3,962,685
2,363,985	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	2,245,091
1,295,838	Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 1/15/42 (144A)	1,236,042
57,735	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	57,664
4,300,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	4,359,518
2,695,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	2,754,261
5,540,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class E, 11.42%, 3/15/30 (144A)	6,087,434
3,190,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class C, 6.65%, 8/15/29 (144A)	3,252,092
107,667	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.40%, 9/15/27 (144A)	107,707
5,082,372	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class A2, 4.76%, 10/15/27 (144A)	5,086,119
7,272,640	GLS Auto Receivables Issuer Trust, Series 2025-1A, Class A2, 4.68%, 12/15/27 (144A)	7,282,335
1,561,333	GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37%, 6/15/28 (144A)	1,571,601
2,520,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30 (144A)	2,576,381
1,935,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	2,013,710
7,587,025	GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71%, 4/15/30 (144A)	7,631,345
2,362,500(a)	Goldentree Loan Management US CLO 10, Ltd., Series 2021-10A, Class XR, 5.375% (3 Month Term SOFR + 105 bps), 10/20/37 (144A)	2,362,311
20,460,000(a)	Golub Capital Partners CLO 61M, Series 2022-61A, Class A1AR, 5.544% (3 Month Term SOFR + 123 bps), 7/25/35 (144A)	20,445,985
5,280,520(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class A1R, 5.768% (3 Month Term SOFR + 145 bps), 7/25/33 (144A)	5,289,128
The accompanying notes are an integral part of these financial statements.
20Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
9,377,470(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class BR, 6.318% (3 Month Term SOFR + 200 bps), 7/25/33 (144A)	$ 9,358,715
11,990,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class CR, 7.068% (3 Month Term SOFR + 275 bps), 7/25/33 (144A)	12,011,210
1,293,202(a)	Gracie Point International Funding, Series 2023-2A, Class A, 6.606% (SOFR90A + 225 bps), 3/1/27 (144A)	1,296,370
5,000,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class A, 6.055% (SOFR90A + 170 bps), 3/1/28 (144A)	5,009,719
12,500,000(a)	Gracie Point International Funding LLC, Series 2025-1A, Class A, 5.854% (SOFR30A + 150 bps), 8/15/28 (144A)	12,523,316
5,534,118(a)	Great Lakes CLO VI LLC, Series 2021-6A, Class XR, 5.418% (3 Month Term SOFR + 110 bps), 7/15/37 (144A)	5,545,064
3,928,125(a)	Great Lakes CLO, Ltd., Series 2019-1A, Class X, 5.368% (3 Month Term SOFR + 105 bps), 4/15/37 (144A)	3,927,351
2,494,390	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A2, 4.93%, 6/25/60 (144A)	2,503,845
1,450,000	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class D, 5.56%, 6/25/60 (144A)	1,464,706
7,548,315(e)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	7,612,695
17,367,090(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 5.956% (SOFR30A + 160 bps), 8/25/54 (144A)	17,417,984
12,321,402(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 5.856% (SOFR30A + 150 bps), 1/25/55 (144A)	12,355,569
3,365,227(a)	GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class A1, 5.906% (SOFR30A + 155 bps), 10/25/55 (144A)	3,374,704
9,606,048(c)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	9,689,216
4,632,880(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 7.687% (SOFR30A + 325 bps), 10/25/50 (144A)	4,782,761
6,917,493(a)	Harvest SBA Loan Trust, Series 2024-1, Class A, 6.687% (SOFR30A + 225 bps), 12/25/51 (144A)	6,954,359
5,137,705(f)	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	1,053,230
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2521

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,050,000(f)	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	$ 51,250
857,143(a)	HPS Loan Management 10-2016, Ltd., Series 10A-16, Class XR3, 5.275% (3 Month Term SOFR + 95 bps), 4/20/34 (144A)	857,197
4,091,715(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class C, 6.989% (SOFR30A + 260 bps), 10/20/32 (144A)	4,105,403
8,891,854	Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.957%, 3/21/33 (144A)	8,945,672
18,208,206(a)	J.P. Morgan Mortgage Trust, Series 2025-HE2, Class A1, 5.632% (SOFR30A + 125 bps), 11/20/55 (144A)	18,222,614
4,135,579(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 6.139% (SOFR30A + 175 bps), 11/25/53 (144A)	4,156,076
8,358,808(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.089% (SOFR30A + 170 bps), 3/20/54 (144A)	8,403,149
5,380,356(a)	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, 5.989% (SOFR30A + 160 bps), 5/20/54 (144A)	5,404,000
6,763,460(a)	JP Morgan Mortgage Trust, Series 2024-HE2, Class A1, 5.589% (SOFR30A + 120 bps), 10/20/54 (144A)	6,763,427
11,616,173(a)	JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 5.589% (SOFR30A + 120 bps), 2/25/55 (144A)	11,616,117
18,017,951(a)	JP Morgan Mortgage Trust, Series 2025-HE1, Class A1, 5.539% (SOFR30A + 115 bps), 7/20/55 (144A)	18,004,661
20,280,000(a)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.022% (SOFR30A + 265 bps), 11/15/27 (144A)	20,310,313
94,170	LAD Auto Receivables Trust, Series 2023-4A, Class A3, 6.10%, 12/15/27 (144A)	94,464
5,682,378	LAD Auto Receivables Trust, Series 2025-1A, Class A2, 4.60%, 12/15/27 (144A)	5,690,492
1,266,563(a)	Lake Shore MM CLO IV, Ltd., Series 2021-1A, Class XR, 5.618% (3 Month Term SOFR + 130 bps), 1/15/37 (144A)	1,266,212
3,450,000(a)	LCM 35, Ltd., Series 35A, Class BR, 5.968% (3 Month Term SOFR + 165 bps), 10/15/34 (144A)	3,448,171
The accompanying notes are an integral part of these financial statements.
22Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
170,397(a)	LCM XVIII LP, Series 18A, Class A1R, 5.607% (3 Month Term SOFR + 128 bps), 4/20/31 (144A)	$ 170,358
260,982	Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.22%, 5/17/27 (144A)	260,621
4,939,023	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	5,028,992
5,349,144	Lendbuzz Securitization Trust, Series 2024-1A, Class A2, 6.19%, 8/15/29 (144A)	5,383,923
5,582,354	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29 (144A)	5,618,003
9,337,785	Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10%, 10/15/30 (144A)	9,348,519
29,136	LendingPoint Pass-Through Trust, Series 2022-ST1, Class A, 2.50%, 3/15/28 (144A)	28,997
2,459,836	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	2,470,851
3,770,000	Libra Solutions LLC, Series 2025-1A, Class A, 6.355%, 8/15/39 (144A)	3,791,012
6,731,244	Lobel Automobile Receivables Trust, Series 2025-1, Class A, 5.06%, 11/15/27 (144A)	6,742,084
1,141,362	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	1,078,267
4,500,000(a)	Magnetite XXII, Ltd., Series 2019-22A, Class X, 5.318% (3 Month Term SOFR + 100 bps), 7/15/36 (144A)	4,499,667
2,000,000(a)	Magnetite XXXV, Ltd., Series 2022-35A, Class XR, 5.518% (3 Month Term SOFR + 120 bps), 10/25/36 (144A)	2,001,424
300,000(a)	Marble Point Clo XXV, Ltd., Series 2022-2A, Class X, 5.875% (3 Month Term SOFR + 155 bps), 10/20/36 (144A)	299,989
8,025,846	Marlette Funding Trust, Series 2025-1A, Class A, 4.75%, 7/16/35 (144A)	8,038,074
4,571,875(a)	MCF CLO 10, Ltd., Series 2023-1A, Class XR, 5.318% (3 Month Term SOFR + 100 bps), 4/15/37 (144A)	4,578,879
4,500,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER2, 11.28% (3 Month Term SOFR + 700 bps), 7/20/37 (144A)	4,500,486
3,800,000(a)	MCF CLO VII LLC, Series 2017-3A, Class XR2, 5.48% (3 Month Term SOFR + 120 bps), 7/20/37 (144A)	3,800,023
4,864,436	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 5/20/36 (144A)	4,893,834
10,660,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29 (144A)	10,743,508
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2523

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
9,680,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C, 10.42%, 7/20/29 (144A)	$ 9,821,408
8,290,000(a)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R2, 5.539% (3 Month Term SOFR + 121 bps), 1/18/36 (144A)	8,284,844
5,300,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	5,351,949
8,580,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.80%, 5/15/30 (144A)	8,680,128
5,196,541	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31 (144A)	5,235,854
10,960,000(a)	Monroe Capital Mml CLO XII, Ltd., Series 2021-2A, Class A1, 5.799% (3 Month Term SOFR + 176 bps), 9/14/33 (144A)	10,998,809
5,000,000(a)	Monroe Capital MML CLO XIII, Ltd., Series 2022-1A, Class A1N, 5.876% (3 Month Term SOFR + 168 bps), 2/24/34 (144A)	5,001,550
3,000,000(a)	Monroe Capital MML CLO XIII, Ltd., Series 2022-1A, Class B, 6.246% (3 Month Term SOFR + 205 bps), 2/24/34 (144A)	2,992,470
4,000,000(a)	Morgan Stanley Eaton Vance CLO, Ltd., Series 2021-1A, Class X, 4.944% (3 Month Term SOFR + 100 bps), 10/23/37 (144A)	3,999,880
250,000(a)	Mountain View CLO XVII, Ltd., Series 2023-1A, Class X, 6.018% (3 Month Term SOFR + 170 bps), 9/14/36 (144A)	249,988
1,500,000(a)(d)	Mountain View CLO XVII, Ltd., Series 2023-1A, Class XR, 4.967% (3 Month Term SOFR + 100 bps), 10/15/38 (144A)	1,500,000
762,891	MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41 (144A)	735,197
667,994(a)	National Collegiate Trust, Series 2007-A, Class A, 4.89% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	653,685
496,859	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (144A)	453,017
2,327,541(a)	Navient Student Loan Trust, Series 2021-1A, Class A1B, 5.071% (SOFR30A + 71 bps), 12/26/69 (144A)	2,311,755
1,840,290(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 4.739% (SOFR90A + 36 bps), 3/23/37	1,826,938
503,223	Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.36%, 4/20/62 (144A)	475,013
The accompanying notes are an integral part of these financial statements.
24Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,574,260(a)	Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 4.94% (1 Month Term SOFR + 80 bps), 4/20/62 (144A)	$ 2,566,288
1,666,667(a)	New Mountain CLO 1, Ltd., Series CLO-1A, Class X, 5.268% (3 Month Term SOFR + 95 bps), 1/15/38 (144A)	1,663,792
5,700,000(a)	Newday Funding Master Issuer Plc, Series 2023-1A, Class A2, 5.988% (SOFR + 175 bps), 11/15/31 (144A)	5,763,623
1,252,986(a)	Newtek Small Business Loan Trust, Series 2021-1, Class A, 7.00% (PRIME - 25 bps), 12/25/48 (144A)	1,250,140
2,688,371(a)	Newtek Small Business Loan Trust, Series 2023-1, Class A, 6.75% (PRIME - 50 bps), 7/25/50 (144A)	2,705,922
9,280,000(a)	NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A1, 5.252% (SOFR30A + 88 bps), 9/15/29 (144A)	9,328,784
1,840,145	NMEF Funding LLC, Series 2023-A, Class A2, 6.57%, 6/17/30 (144A)	1,852,475
2,526,315(a)	Northwoods Capital XI-B, Ltd., Series 2018-11BA, Class XR, 5.525% (3 Month Term SOFR + 120 bps), 7/19/37 (144A)	2,526,108
30,561(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 5.052% (1 Month Term SOFR + 89 bps), 5/25/33	30,147
10,000,000	NYCTL Trust, Series 2025-A, Class A, 4.84%, 11/10/38 (144A)	9,994,521
11,091,653(a)	OBX Trust, Series 2025-HE1, Class A1, 5.956% (SOFR30A + 160 bps), 2/25/55 (144A)	11,142,884
11,392,446(a)	OBX Trust, Series 2025-HE2, Class A1, 5.806% (SOFR30A + 145 bps), 8/25/55 (144A)	11,435,908
2,250,000(a)	OCP CLO, Ltd., Series 2017-14A, Class XR, 5.425% (3 Month Term SOFR + 110 bps), 7/20/37 (144A)	2,249,818
3,710,526(a)	Octagon Investment Partners 49, Ltd., Series 2020-5A, Class X, 5.368% (3 Month Term SOFR + 105 bps), 4/15/37 (144A)	3,715,072
2,813,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	2,830,565
287,181	Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (144A)	287,641
545,094	Octane Receivables Trust, Series 2023-2A, Class A2, 5.88%, 6/20/31 (144A)	545,619
1,963,270	Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (144A)	1,975,979
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2525

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,070,764	Oportun Funding Trust, Series 2024-3, Class A, 5.26%, 8/15/29 (144A)	$ 2,072,486
3,632,011	Oportun Funding Trust, Series 2025-1, Class A, 4.96%, 8/16/32 (144A)	3,636,604
4,473,193	Oportun Issuance Trust, Series 2021-C, Class A, 2.18%, 10/8/31 (144A)	4,388,817
496,896	Oportun Issuance Trust, Series 2024-1A, Class B, 6.546%, 4/8/31 (144A)	497,062
569,426	Oportun Issuance Trust, Series 2024-2, Class A, 5.86%, 2/9/32 (144A)	570,014
3,240,000	Oportun Issuance Trust, Series 2024-2, Class B, 5.83%, 2/9/32 (144A)	3,252,296
19,670,000	Oportun Issuance Trust, Series 2025-A, Class A, 5.01%, 2/8/33 (144A)	19,698,333
8,000,000	Oportun Issuance Trust, Series 2025-B, Class A, 4.88%, 5/9/33 (144A)	8,052,594
8,000,000	Oportun Issuance Trust, Series 2025-B, Class B, 5.28%, 5/9/33 (144A)	8,062,327
452,808	Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27 (144A)	452,839
2,600,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1R, 6.065% (3 Month Term SOFR + 186 bps), 8/20/33 (144A)	2,603,635
250,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A2R, 6.365% (3 Month Term SOFR + 216 bps), 8/20/33 (144A)	250,230
5,580,000(a)	OWL Rock CLO XXI LLC, Series 2025-21A, Class A, 5.716% (3 Month Term SOFR + 140 bps), 7/24/34 (144A)	5,578,605
3,290,000(a)	OWL Rock CLO XXI LLC, Series 2025-21A, Class B, 6.216% (3 Month Term SOFR + 190 bps), 7/24/34 (144A)	3,288,579
8,250,000	Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/32 (144A)	8,359,783
3,963,856	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	3,847,403
650,683	Pagaya Ai Debt Grantor Trust, Series 2024-9, Class A, 5.065%, 3/15/32 (144A)	652,517
8,000,000	Pagaya Ai Debt Grantor Trust, Series 2025-6, Class A2, 4.497%, 4/15/33 (144A)	8,002,115
2,753,843	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	2,768,918
4,955,339	Pagaya AI Debt Grantor Trust, Series 2024-10, Class B, 5.75%, 6/15/32 (144A)	4,990,740
The accompanying notes are an integral part of these financial statements.
26Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,345,645	Pagaya AI Debt Grantor Trust, Series 2024-11, Class A, 5.092%, 7/15/32 (144A)	$ 4,367,217
4,156,161(c)	Pagaya AI Debt Grantor Trust, Series 2024-11, Class AB, 5.393%, 7/15/32 (144A)	4,179,406
1,518,631	Pagaya AI Debt Grantor Trust, Series 2024-5, Class A, 6.278%, 10/15/31 (144A)	1,531,894
1,733,426(c)	Pagaya AI Debt Grantor Trust, Series 2025-1, Class A, 5.156%, 7/15/32 (144A)	1,749,031
1,030,933	Pagaya AI Debt Grantor Trust, Series 2025-1, Class A2, 5.156%, 7/15/32 (144A)	1,040,214
121,680	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	121,803
3,482,323	Pagaya AI Debt Trust, Series 2024-1, Class A, 6.66%, 7/15/31 (144A)	3,505,163
6,196,778	Pagaya AI Debt Trust, Series 2024-1, Class B, 7.109%, 7/15/31 (144A)	6,247,616
3,227,362	Pagaya AI Debt Trust, Series 2024-2, Class A, 6.319%, 8/15/31 (144A)	3,248,464
1,003,812(c)	Pagaya AI Debt Trust, Series 2024-2, Class AB, 6.451%, 8/15/31 (144A)	1,009,096
6,034,301	Pagaya AI Debt Trust, Series 2024-2, Class B, 6.611%, 8/15/31 (144A)	6,079,914
4,650,725	Pagaya AI Debt Trust, Series 2024-3, Class A, 6.258%, 10/15/31 (144A)	4,678,303
9,031,025	Pagaya AI Debt Trust, Series 2024-3, Class B, 6.571%, 10/15/31 (144A)	9,093,367
5,480,000	Pagaya AI Debt Trust, Series 2025-R1, Class B, 5.705%, 6/15/32 (144A)	5,522,705
1,368,421(a)	Palmer Square CLO, Ltd., Series 2020-3A, Class X, 5.411% (3 Month Term SOFR + 120 bps), 11/15/36 (144A)	1,369,658
3,250,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	3,232,322
272,757	Pawneee Equipment Receivables Series LLC, Series 2022-1, Class A3, 5.17%, 2/15/28 (144A)	272,796
1,008,845	PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/34 (144A)	1,003,868
3,000,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	2,726,160
2,615,655	PEAR LLC, Series 2022-1, Class A2, 7.25%, 10/15/34 (144A)	2,650,592
9,690,532	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	9,911,086
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2527

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,169,932	PEAR LLC, Series 2024-1, Class A, 6.95%, 2/15/36 (144A)	$ 5,221,730
4,890,000(a)	Pennantpark CLO IX LLC, Series 2024-9A, Class A1RN, 5.675% (3 Month Term SOFR + 135 bps), 4/20/34 (144A)	4,877,198
4,400,000(a)	Pennantpark CLO IX LLC, Series 2024-9A, Class A2R, 5.775% (3 Month Term SOFR + 145 bps), 4/20/34 (144A)	4,398,482
15,250,000(a)	PFS Financing Corp., Series 2025-A, Class A, 5.022% (SOFR30A + 65 bps), 1/15/29 (144A)	15,263,759
14,300,000(a)	Pikes Peak CLO 6, Series 2020-6A, Class ARR, 5.125% (3 Month Term SOFR + 94 bps), 5/18/34 (144A)	14,286,844
13,000,000(a)	Post CLO, Ltd., Series 2021-1A, Class AR, 5.398% (3 Month Term SOFR + 108 bps), 10/15/34 (144A)	13,008,840
2,369,793	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29 (144A)	2,381,980
3,500,000	Post Road Equipment Finance LLC, Series 2025-1A, Class A2, 4.90%, 5/15/31 (144A)	3,527,404
3,240,000	Prestige Auto Receivables Trust, Series 2021-1A, Class E, 3.47%, 3/15/29 (144A)	3,189,721
1,543,519(a)	Prodigy Finance CMDAC, Series 2021-1A, Class A, 5.522% (1 Month Term SOFR + 136 bps), 7/25/51 (144A)	1,542,091
7,750,000	Purchasing Power Funding LLC, Series 2024-A, Class A, 5.89%, 8/15/28 (144A)	7,785,877
3,022,222(a)	Rad CLO 3, Ltd., Series 2019-3A, Class XR2, 5.368% (3 Month Term SOFR + 105 bps), 7/15/37 (144A)	3,027,868
383,819(e)	RCKT Mortgage Trust, Series 2024-CES7, Class A1A, 5.158%, 10/25/44 (144A)	384,734
5,620,215	RCKT Trust, Series 2025-1A, Class A, 4.90%, 7/25/34 (144A)	5,633,005
901,474	Reach Abs Trust, Series 2024-1A, Class A, 6.30%, 2/18/31 (144A)	902,770
12,300,000	Reach ABS Trust, Series 2024-1A, Class B, 6.29%, 2/18/31 (144A)	12,418,006
2,166,493	Reach ABS Trust, Series 2024-2A, Class A, 5.88%, 7/15/31 (144A)	2,177,646
10,677,114	Reach ABS Trust, Series 2025-1A, Class A, 4.96%, 8/16/32 (144A)	10,706,817
5,822,493	Reach ABS Trust, Series 2025-2A, Class A, 4.93%, 8/18/32 (144A)	5,845,597
1,096,432(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 6.75% (PRIME - 50 bps), 12/27/44 (144A)	1,095,691
The accompanying notes are an integral part of these financial statements.
28Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,984,079(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.32% (PRIME + 7 bps), 4/25/48 (144A)	$ 7,099,427
1,671,429(a)	Regatta IX Funding, Ltd., Series 2017-1A, Class XR, 5.372% (3 Month Term SOFR + 105 bps), 4/17/37 (144A)	1,670,481
794,118(a)	Regatta VII Funding, Ltd., Series 2016-1A, Class X, 5.115% (3 Month Term SOFR + 111 bps), 6/20/34 (144A)	793,125
3,975,000(a)	Regatta X Funding, Ltd., Series 2017-3A, Class X, 5.322% (3 Month Term SOFR + 100 bps), 7/17/37 (144A)	3,967,571
1,500,000(a)	Regatta XXIII Funding, Ltd., Series 2021-4A, Class X, 5.537% (3 Month Term SOFR + 121 bps), 1/20/35 (144A)	1,499,925
6,240,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33 (144A)	6,293,738
4,983,362	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	5,004,668
7,500,000(a)	Rosy Blue Carat SCS, Series 2018-1, Class A2R, 8.257% (1 Month Term SOFR + 411 bps), 3/15/30 (144A)	7,554,750
901,612	SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 3/20/28 (144A)	902,567
1,500,000	SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/28 (144A)	1,505,654
6,148,027	SAFCO Auto Receivables Trust, Series 2025-1A, Class A, 5.46%, 9/10/29 (144A)	6,132,567
2,000,000	SAFCO Auto Receivables Trust, Series 2025-1A, Class B, 5.63%, 10/10/30 (144A)	1,981,193
5,010,148(c)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	5,063,161
5,320,000	Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.799%, 1/18/33 (144A)	5,333,862
136,300	Santander Consumer Auto Receivables Trust, Series 2021-CA, Class C, 2.97%, 6/15/28 (144A)	135,710
1,160,537	Santander Drive Auto Receivables Trust, Series 2023-2, Class B, 5.24%, 5/15/28	1,163,244
1,036,480	Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, 9/15/27	1,036,911
11,250,000	SCCU Auto Receivables Trust, Series 2025-1A, Class A2, 4.67%, 11/15/28 (144A)	11,288,296
3,257,739	SCF Equipment Trust LLC, Series 2025-1A, Class A2, 4.82%, 7/22/30 (144A)	3,268,173
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2529

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,333,333(a)	Sculptor CLO XXVII, Ltd., Series 27A, Class XR, 5.175% (3 Month Term SOFR + 85 bps), 7/20/34 (144A)	$ 1,333,441
3,000,000(a)	Sculptor CLO XXX, Ltd., Series 30A, Class XR, 5.317% (3 Month Term SOFR + 105 bps), 7/20/38 (144A)	3,002,979
2,126,290	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (144A)	2,146,172
150,186	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class A, 0.99%, 11/20/37 (144A)	148,928
8,000,000(a)	Signal Peak CLO 4, Ltd., Series 2017-4A, Class AR2, 5.278% (3 Month Term SOFR + 112 bps), 10/26/34 (144A)	8,000,000
2,000,000(a)	Signal Peak CLO 4, Ltd., Series 2017-4A, Class XR2, 5.008% (3 Month Term SOFR + 85 bps), 10/26/34 (144A)	2,000,000
666,667(a)	Silver Rock CLO II, Ltd., Series 2021-2A, Class X, 5.637% (3 Month Term SOFR + 131 bps), 1/20/35 (144A)	666,617
3,777,778(a)	Silver Rock CLO IV, Ltd., Series 2024-4A, Class X, 5.525% (3 Month Term SOFR + 120 bps), 10/20/37 (144A)	3,777,468
2,800,000(a)	Sixth Street CLO IX, Ltd., Series 2017-9A, Class X, 5.275% (3 Month Term SOFR + 95 bps), 7/21/37 (144A)	2,799,994
2,089,593(a)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 4.539% (3 Month Term SOFR + 50 bps), 12/16/41	2,048,116
932,452(a)	SMB Private Education Loan Trust, Series 2018-B, Class A2B, 4.985% (1 Month Term SOFR + 83 bps), 1/15/37 (144A)	931,101
3,688,127(a)	SMB Private Education Loan Trust, Series 2023-B, Class A1B, 6.172% (SOFR30A + 180 bps), 10/16/56 (144A)	3,761,428
4,878,889(a)	SMB Private Education Loan Trust, Series 2023-C, Class A1B, 5.924% (SOFR30A + 155 bps), 11/15/52 (144A)	4,927,319
8,540,889	SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.82%, 6/25/34 (144A)	8,585,483
5,480,048(a)	Sound Point CLO V-R LTD, Series 2014-1RA, Class A, 5.741% (3 Month Term SOFR + 141 bps), 7/18/31 (144A)	5,483,473
3,000,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 8.18% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	3,010,464
The accompanying notes are an integral part of these financial statements.
30Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,107,733(a)	Sound Point CLO XX, Ltd., Series 2018-2A, Class A, 5.675% (3 Month Term SOFR + 136 bps), 7/26/31 (144A)	$ 2,109,380
995,553	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	942,696
1,908,128(a)	STAR Trust, Series 2021-SFR2, Class E, 6.265% (1 Month Term SOFR + 211 bps), 1/17/39 (144A)	1,901,235
993,765(a)	STAR Trust, Series 2022-SFR3, Class A, 5.80% (1 Month Term SOFR + 165 bps), 5/17/39 (144A)	997,285
23,400,000(a)	STAR Trust, Series 2025-SFR6, Class A, 5.551% (1 Month Term SOFR + 140 bps), 8/17/42 (144A)	23,448,794
14,000,000(a)	Starwood LLC, Series 2024-SIF4A, Class A, 6.022% (3 Month Term SOFR + 170 bps), 10/17/36 (144A)	14,024,416
2,390,000(a)	Starwood LLC, Series 2024-SIF4A, Class C, 6.822% (3 Month Term SOFR + 250 bps), 10/17/36 (144A)	2,398,006
10,110,000(a)	Starwood LLC, Series 2025-SIF5A, Class A, 5.799% (3 Month Term SOFR + 155 bps), 4/15/37 (144A)	10,143,585
2,130,000(a)	Starwood LLC, Series 2025-SIF5A, Class D, 7.849% (3 Month Term SOFR + 360 bps), 4/15/37 (144A)	2,142,618
1,046,705	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	1,011,307
2,004,105	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44 (144A)	2,085,578
1,053,905(a)	Symphony CLO XIX, Ltd., Series 2018-19A, Class A, 5.539% (3 Month Term SOFR + 122 bps), 4/16/31 (144A)	1,054,114
1,813,802	Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.13%, 9/21/26 (144A)	1,816,946
2,930,000(a)	Tiaa CLO III, Ltd., Series 2017-2A, Class B, 6.079% (3 Month Term SOFR + 176 bps), 1/16/31 (144A)	2,930,117
1,658,452	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	1,646,902
3,353,648(a)	Towd Point Asset Trust, Series 2018-SL1, Class B, 5.322% (1 Month Term SOFR + 116 bps), 1/25/46 (144A)	3,350,261
14,153,080(c)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	14,252,593
6,634,174(c)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	6,702,841
9,950,000(a)	Trafigura Securitisation Finance Plc, Series 2024-1A, Class A1, 5.641% (SOFR + 140 bps), 11/15/27 (144A)	9,973,522
986,725(f)	Tricolor Auto Securitization Trust, Series 2022-1A, Class E, 7.79%, 8/16/27 (144A)	939,793
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2531

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,551,654(f)	Tricolor Auto Securitization Trust, Series 2023-1A, Class D, 8.56%, 7/15/27 (144A)	$ 1,439,723
1,449,414(f)	Tricolor Auto Securitization Trust, Series 2024-1A, Class A, 6.61%, 10/15/27 (144A)	1,392,012
3,750,000(f)	Tricolor Auto Securitization Trust, Series 2024-1A, Class B, 6.53%, 12/15/27 (144A)	2,972,428
2,218,963(f)	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27 (144A)	2,131,670
4,744,552(f)	Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28 (144A)	4,324,799
21,576,818(f)	Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94%, 2/15/29 (144A)	15,871,327
5,320,000(f)	Tricolor Auto Securitization Trust, Series 2025-1A, Class C, 5.72%, 10/15/29 (144A)	1,377,369
18,218,270(f)	Tricolor Auto Securitization Trust, Series 2025-2A, Class A, 5.12%, 1/16/29 (144A)	13,128,515
11,369,000	Tricon American Homes, Series 2020-SFR1, Class F, 4.882%, 7/17/38 (144A)	11,302,420
750,000(a)	Trimaran CAVU, Ltd., Series 2022-2A, Class XR, 5.275% (3 Month Term SOFR + 95 bps), 3/27/38 (144A)	750,000
12,000,000(a)	Trinitas CLO VII, Ltd., Series 2017-7A, Class A1R2, 5.378% (3 Month Term SOFR + 106 bps), 1/25/35 (144A)	11,988,096
1,380,000(a)	Trinitas CLO XI, Ltd., Series 2019-11A, Class X, 5.509% (3 Month Term SOFR + 119 bps), 7/15/34 (144A)	1,379,905
6,000,000(a)	TSTAT, Ltd., Series 2022-1A, Class A2RR, 5.725% (3 Month Term SOFR + 140 bps), 7/20/37 (144A)	5,995,470
8,000,000(a)	Twin Brook CLO LLC, Series 2024-2A, Class C, 6.925% (3 Month Term SOFR + 260 bps), 10/20/35 (144A)	7,972,064
5,000,000(a)	Twin Brook CLO LLC, Series 2024-2A, Class D, 8.575% (3 Month Term SOFR + 425 bps), 10/20/35 (144A)	4,961,655
3,150,000	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29 (144A)	3,226,689
4,385,779	Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class A, 6.11%, 6/15/32 (144A)	4,437,053
2,868,512	Upgrade Receivables Trust, Series 2024-1A, Class A, 5.37%, 2/18/31 (144A)	2,870,569
15,321	Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	15,295
75,321	Upstart Pass-Through Trust, Series 2021-ST5, Class A, 2.00%, 7/20/27 (144A)	75,190
The accompanying notes are an integral part of these financial statements.
32Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
115,201	Upstart Pass-Through Trust, Series 2022-ST2, Class A, 3.80%, 4/20/30 (144A)	$ 115,066
3,236,549	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34 (144A)	3,249,433
5,000,000	Upstart Securitization Trust, Series 2025-2, Class A2, 5.22%, 6/20/35 (144A)	5,028,264
5,206,000	Upstart Securitization Trust, Series 2025-3, Class A2, 4.60%, 9/20/35 (144A)	5,209,694
7,000,000(a)	US Bank C&I Credit-Linked Notes Series, Series 2025-SUP2, Class B2, 5.736% (SOFR30A + 135 bps), 9/25/32 (144A)	7,005,323
2,500,000(a)	US Bank C&I Credit-Linked Notes Series, Series 2025-SUP2, Class D, 6.586% (SOFR30A + 220 bps), 9/25/32 (144A)	2,502,523
490,719	US Bank NA, Series 2023-1, Class B, 6.789%, 8/25/32 (144A)	496,429
3,946,223	US Bank NA, Series 2025-SUP1, Class B, 5.582%, 2/25/32 (144A)	3,948,573
564,371	USAA Auto Owner Trust, Series 2023-A, Class A3, 5.58%, 5/15/28 (144A)	568,069
10,680,000(a)	Venture 41 CLO, Ltd., Series 2021-41A, Class A1RR, 5.546% (3 Month Term SOFR + 113 bps), 1/20/34 (144A)	10,686,002
2,549,515	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	2,596,622
2,472,734	Veridian Auto Receivables Trust, Series 2023-1A, Class A3, 5.56%, 3/15/28 (144A)	2,481,474
3,000,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	3,078,692
1,235,640	Veros Auto Receivables Trust, Series 2024-1, Class A, 6.28%, 11/15/27 (144A)	1,240,558
7,592,207	Veros Auto Receivables Trust, Series 2025-1, Class A, 5.31%, 9/15/28 (144A)	7,619,769
1,658,066	VFI ABS LLC, Series 2023-1A, Class A, 7.27%, 3/26/29 (144A)	1,666,445
2,858,382(e)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	2,893,230
829,196(a)	Voya CLO, Ltd., Series 2018-1A, Class A1, 5.537% (3 Month Term SOFR + 121 bps), 4/19/31 (144A)	829,179
3,777,778(a)	Voya CLO, Ltd., Series 2019-1A, Class X, 5.518% (3 Month Term SOFR + 120 bps), 10/15/37 (144A)	3,778,469
3,714,286(a)	Voya CLO, Ltd., Series 2024-6A, Class X, 5.425% (3 Month Term SOFR + 110 bps), 1/20/38 (144A)	3,713,985
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2533

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,210,526(a)	Wellfleet CLO, Ltd., Series 2022-1A, Class XR, 5.518% (3 Month Term SOFR + 120 bps), 7/15/37 (144A)	$ 4,213,347
542,994	Westgate Resorts LLC, Series 2022-1A, Class A, 1.788%, 8/20/36 (144A)	537,670
920,555	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	909,252
2,642,238	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	2,700,665
5,804,612	Westgate Resorts LLC, Series 2024-1A, Class C, 7.06%, 1/20/38 (144A)	5,899,087
1,514,903	Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.41%, 1/18/28 (144A)	1,515,615
4,769,708	Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82%, 9/15/27 (144A)	4,775,265
6,250,000	Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65%, 2/15/28 (144A)	6,272,321
3,195,253(a)	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A2, 4.966% (1 Month Term SOFR + 83 bps), 2/18/39 (144A)	3,203,892
5,964,648	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	5,731,242
4,150(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 4.552% (1 Month Term SOFR + 39 bps), 5/25/28	4,141
14,312,472(a)	Woodmont Trust, Series 2023-12A, Class A1R, 5.718% (3 Month Term SOFR + 140 bps), 10/25/32 (144A)	14,328,602
6,500,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 6.579% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	6,507,442
6,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 9.579% (3 Month Term SOFR + 526 bps), 7/16/31 (144A)	6,001,116
12,010,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2021-1A, Class A2AR, 6.118% (3 Month Term SOFR + 180 bps), 7/15/33 (144A)	12,020,208
The accompanying notes are an integral part of these financial statements.
34Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
911,980(a)	Zais CLO 13, Ltd., Series 2019-13A, Class A1AR, 5.618% (3 Month Term SOFR + 130 bps), 7/15/32 (144A)	$ 912,374
8,000,000(a)	Zais CLO 16, Ltd., Series 2020-16A, Class A1R2, 5.455% (3 Month Term SOFR + 113 bps), 10/20/34 (144A)	8,000,784
	Total Asset Backed Securities (Cost $1,908,429,380)	$1,891,081,827

	Collateralized Mortgage Obligations—8.6% of Net Assets
8,446(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 5.107%, 6/25/30	$ 8,450
2,479,313(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 6.506% (SOFR30A + 215 bps), 8/25/34 (144A)	2,483,260
7,571,242(c)	Cascade Funding Mortgage Trust, Series 2025-HB16, Class A, 3.00%, 3/25/35 (144A)	7,410,252
2,900,000(c)	Cascade Funding Mortgage Trust, Series 2025-HB16, Class M3, 3.00%, 3/25/35 (144A)	2,727,778
10,879,299(c)	CFMT LLC, Series 2024-HB14, Class A, 3.00%, 6/25/34 (144A)	10,733,799
4,090,662(c)	CFMT LLC, Series 2024-HB15, Class A, 4.00%, 8/25/34 (144A)	4,073,141
6,308,484(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, 5.556% (SOFR30A + 120 bps), 2/25/50 (144A)	6,227,125
1,632,784(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 5.706% (SOFR30A + 135 bps), 2/25/50 (144A)	1,594,620
940,088(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 5.906% (SOFR30A + 155 bps), 2/25/50 (144A)	919,691
12,644,488(a)	Connecticut Avenue Securities, Series 2025-R01, Class 1A1, 5.306% (SOFR30A + 95 bps), 1/25/45 (144A)	12,652,440
13,145,208(a)	Connecticut Avenue Securities, Series 2025-R01, Class 1M1, 5.456% (SOFR30A + 110 bps), 1/25/45 (144A)	13,149,336
1,138,012(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, 5.206% (SOFR30A + 85 bps), 12/25/41 (144A)	1,137,353
2,841,652(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, 5.356% (SOFR30A + 100 bps), 12/25/41 (144A)	2,838,981
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2535

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
7,000,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 6.256% (SOFR30A + 190 bps), 12/25/41 (144A)	$ 7,097,370
794,805(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1, 5.556% (SOFR30A + 120 bps), 1/25/42 (144A)	794,559
14,000,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.356% (SOFR30A + 300 bps), 1/25/42 (144A)	14,284,340
1,409,898(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 6.856% (SOFR30A + 250 bps), 9/25/42 (144A)	1,429,722
5,992,547(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 6.756% (SOFR30A + 240 bps), 12/25/42 (144A)	6,131,671
2,927,290(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 6.656% (SOFR30A + 230 bps), 1/25/43 (144A)	2,980,362
1,624,521(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 6.856% (SOFR30A + 250 bps), 4/25/43 (144A)	1,647,166
2,519,155(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 6.056% (SOFR30A + 170 bps), 7/25/43 (144A)	2,527,007
758,007(a)	Connecticut Avenue Securities Trust, Series 2023-R07, Class 2M1, 6.306% (SOFR30A + 195 bps), 9/25/43 (144A)	761,534
2,657,278(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 5.406% (SOFR30A + 105 bps), 1/25/44 (144A)	2,657,282
2,450,241(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 5.456% (SOFR30A + 110 bps), 2/25/44 (144A)	2,448,722
7,496,677(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, 5.506% (SOFR30A + 115 bps), 3/25/44 (144A)	7,498,930
10,370,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.306% (SOFR30A + 195 bps), 3/25/44 (144A)	10,448,190
23,261,851(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, 5.356% (SOFR30A + 100 bps), 5/25/44 (144A)	23,290,928
The accompanying notes are an integral part of these financial statements.
36Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,493,952(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, 5.456% (SOFR30A + 110 bps), 5/25/44 (144A)	$ 2,495,488
16,905,154(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2A1, 5.356% (SOFR30A + 100 bps), 7/25/44 (144A)	16,926,285
11,420,528(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, 5.356% (SOFR30A + 100 bps), 7/25/44 (144A)	11,418,704
9,254,299(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 5.506% (SOFR30A + 115 bps), 9/25/44 (144A)	9,284,444
1,569,305(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 5.406% (SOFR30A + 105 bps), 9/25/44 (144A)	1,568,332
5,858,222(a)	Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, 5.506% (SOFR30A + 115 bps), 2/25/45 (144A)	5,858,204
5,213,501(a)	Connecticut Avenue Securities Trust, Series 2025-R03, Class 2A1, 5.806% (SOFR30A + 145 bps), 3/25/45 (144A)	5,246,136
5,020,722(a)	Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, 5.556% (SOFR30A + 120 bps), 5/25/45 (144A)	5,032,346
6,621,707(a)	Connecticut Avenue Securities Trust, Series 2025-R05, Class 2A1, 5.356% (SOFR30A + 100 bps), 7/25/45 (144A)	6,633,020
15,624,765(a)	Connecticut Avenue Securities Trust, Series 2025-R05, Class 2M1, 5.556% (SOFR30A + 120 bps), 7/25/45 (144A)	15,672,194
1,503,155(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 7.806% (SOFR30A + 345 bps), 4/25/34 (144A)	1,511,178
2,481,181(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 6.356% (SOFR30A + 200 bps), 9/26/33 (144A)	2,485,706
6,770,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.306% (SOFR30A + 395 bps), 9/26/33 (144A)	6,946,186
30,362(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2106, Class F, 4.937% (SOFR30A + 56 bps), 12/15/28	30,288
18,035(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2122, Class FD, 4.837% (SOFR30A + 46 bps), 2/15/29	18,005
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2537

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
12,593(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2186, Class FY, 5.087% (SOFR30A + 71 bps), 4/15/28	$ 12,598
13,009(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2368, Class AF, 5.437% (SOFR30A + 106 bps), 10/15/31	12,601
12,798(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2377, Class FE, 5.087% (SOFR30A + 71 bps), 11/15/31	12,785
29,069(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2411, Class FR, 5.087% (SOFR30A + 71 bps), 6/15/31	29,042
34,310(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2432, Class FH, 5.187% (SOFR30A + 81 bps), 3/15/32	34,413
68,933(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 5.487% (SOFR30A + 111 bps), 3/15/32	69,594
87,967(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 5.487% (SOFR30A + 111 bps), 3/15/32	88,792
58,240(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2471, Class FD, 5.487% (SOFR30A + 111 bps), 3/15/32	58,799
22,136(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2498, Class FQ, 5.087% (SOFR30A + 71 bps), 9/15/32	22,098
19,213(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2543, Class EF, 4.837% (SOFR30A + 46 bps), 12/15/32	19,126
112,582(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2551, Class FD, 4.887% (SOFR30A + 51 bps), 1/15/33	112,325
74,594(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2567, Class FJ, 4.887% (SOFR30A + 51 bps), 2/15/33	74,317
31,733(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2577, Class FA, 5.037% (SOFR30A + 66 bps), 2/15/33	31,643
2,665(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2585, Class FD, 4.987% (SOFR30A + 61 bps), 12/15/32	2,653
The accompanying notes are an integral part of these financial statements.
38Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
41,465(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2614, Class FV, 5.97% (SOFR30A + 161 bps), 5/15/33	$ 42,321
53,023(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2631, Class FC, 4.887% (SOFR30A + 51 bps), 6/15/33	52,857
27,229(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2711, Class FA, 5.487% (SOFR30A + 111 bps), 11/15/33	27,588
21,851(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 4.737% (SOFR30A + 36 bps), 1/15/35	21,754
130,585(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2976, Class LF, 4.827% (SOFR30A + 45 bps), 5/15/35	129,463
8,117(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3012, Class FE, 4.737% (SOFR30A + 36 bps), 8/15/35	8,106
22,192(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 4.737% (SOFR30A + 36 bps), 8/15/35	22,083
25,116(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3067, Class FA, 4.837% (SOFR30A + 46 bps), 11/15/35	24,893
11,937(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 4.787% (SOFR30A + 41 bps), 1/15/36	11,851
51,703(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class EF, 4.837% (SOFR30A + 46 bps), 2/15/36	51,266
104,205(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 4.787% (SOFR30A + 41 bps), 2/15/36	103,312
38,293(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3122, Class FP, 4.787% (SOFR30A + 41 bps), 3/15/36	38,015
23,379(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3147, Class PF, 4.787% (SOFR30A + 41 bps), 4/15/36	23,209
77,271(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 4.907% (SOFR30A + 53 bps), 6/15/36	76,496
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2539

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
210,804(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3175, Class FE, 4.797% (SOFR30A + 42 bps), 6/15/36	$ 208,417
125,510(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 4.987% (SOFR30A + 61 bps), 7/15/36	124,945
10,267(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3191, Class FE, 4.887% (SOFR30A + 51 bps), 7/15/36	10,197
94,801(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3221, Class FW, 4.907% (SOFR30A + 53 bps), 9/15/36	94,134
29,209(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3222, Class FN, 4.887% (SOFR30A + 51 bps), 9/15/36	28,989
102,195(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 4.837% (SOFR30A + 46 bps), 11/15/36	101,217
49,296(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 4.837% (SOFR30A + 46 bps), 11/15/36	48,844
85,431(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3247, Class FA, 4.737% (SOFR30A + 36 bps), 8/15/36	84,072
152,939(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3266, Class F, 4.787% (SOFR30A + 41 bps), 1/15/37	150,606
66,405(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3307, Class FT, 4.727% (SOFR30A + 35 bps), 7/15/34	65,567
4,159(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3315, Class F, 4.827% (SOFR30A + 45 bps), 5/15/37	4,115
207,057(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 5.067% (SOFR30A + 69 bps), 10/15/37	206,551
20,549(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3376, Class FM, 5.107% (SOFR30A + 73 bps), 10/15/37	20,529
81,936(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3560, Class FA, 5.737% (SOFR30A + 136 bps), 5/15/37	83,508
The accompanying notes are an integral part of these financial statements.
40Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
124,485(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 5.187% (SOFR30A + 81 bps), 12/15/39	$ 124,741
24,227(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3708, Class PF, 4.837% (SOFR30A + 46 bps), 7/15/40	24,164
9,944(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3867, Class FD, 4.837% (SOFR30A + 46 bps), 5/15/41	9,880
183(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 4.687% (SOFR30A + 31 bps), 8/15/26	182
15,748(a)	Federal Home Loan Mortgage Corp. REMICs, Series 4056, Class QF, 4.837% (SOFR30A + 46 bps), 12/15/41	15,656
24,530,459(a)	Federal Home Loan Mortgage Corp. REMICs, Series 5592, Class PF, 5.256% (SOFR30A + 90 bps), 5/25/55	24,581,421
2,530,680(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	2,485,990
2,182,300(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	2,144,512
2,326,164(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class M2, 6.006% (SOFR30A + 165 bps), 1/25/34 (144A)	2,333,397
2,781,923(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class M2, 5.856% (SOFR30A + 150 bps), 10/25/41 (144A)	2,789,323
2,488,213(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M1, 5.206% (SOFR30A + 85 bps), 11/25/41 (144A)	2,486,687
28,234,487(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class M1, 5.306% (SOFR30A + 95 bps), 12/25/41 (144A)	28,243,240
13,000,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 6.856% (SOFR30A + 250 bps), 1/25/42 (144A)	13,212,684
740,570(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA6, Class M1A, 6.506% (SOFR30A + 215 bps), 9/25/42 (144A)	744,739
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2541

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,243,587(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA1, Class M1A, 6.456% (SOFR30A + 210 bps), 3/25/42 (144A)	$ 1,249,419
1,803,592(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA3, Class M1A, 6.656% (SOFR30A + 230 bps), 8/25/42 (144A)	1,830,388
5,693,624(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-DNA1, Class M1A, 6.448% (SOFR30A + 210 bps), 3/25/43 (144A)	5,774,226
1,359,535(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA1, Class M1A, 6.356% (SOFR30A + 200 bps), 5/25/43 (144A)	1,370,588
2,146,760(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA2, Class M1A, 6.356% (SOFR30A + 200 bps), 6/25/43 (144A)	2,156,293
709,199(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA3, Class A1, 6.206% (SOFR30A + 185 bps), 11/25/43 (144A)	717,243
1,441,285(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA1, Class A1, 5.706% (SOFR30A + 135 bps), 2/25/44 (144A)	1,448,491
2,229,562(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA1, Class M1, 5.706% (SOFR30A + 135 bps), 2/25/44 (144A)	2,232,981
11,236,875(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA2, Class A1, 5.606% (SOFR30A + 125 bps), 5/25/44 (144A)	11,292,958
11,156,124(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA2, Class M1, 5.556% (SOFR30A + 120 bps), 5/25/44 (144A)	11,156,124
14,582,150(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.406% (SOFR30A + 105 bps), 10/25/44 (144A)	14,611,017
1,681,770(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.356% (SOFR30A + 100 bps), 10/25/44 (144A)	1,681,285
28,056,344(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA1, Class A1, 5.606% (SOFR30A + 125 bps), 3/25/44 (144A)	28,174,741
22,604,500(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class A1, 5.606% (SOFR30A + 125 bps), 8/25/44 (144A)	22,717,522
The accompanying notes are an integral part of these financial statements.
42Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
9,485,802(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M1, 5.556% (SOFR30A + 120 bps), 8/25/44 (144A)	$ 9,491,685
19,567,410(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA1, Class A1, 5.306% (SOFR30A + 95 bps), 1/25/45 (144A)	19,579,604
12,662,037(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA1, Class M1, 5.406% (SOFR30A + 105 bps), 1/25/45 (144A)	12,654,191
11,081,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class A1, 5.306% (SOFR30A + 95 bps), 2/25/45 (144A)	11,084,435
23,041,635(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class M1, 5.506% (SOFR30A + 115 bps), 2/25/45 (144A)	23,041,564
49,981(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 237, Class F14, 4.887% (SOFR30A + 51 bps), 5/15/36	49,592
47,252(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F29, 4.737% (SOFR30A + 36 bps), 8/15/36	46,797
204,272(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F30, 4.787% (SOFR30A + 41 bps), 8/15/36	202,634
56,364(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 244, Class F22, 4.837% (SOFR30A + 46 bps), 12/15/36	55,857
4,387,131(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M2B, 7.121% (SOFR30A + 276 bps), 12/25/29	4,488,077
1,274,405(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 6.921% (SOFR30A + 256 bps), 12/25/42	1,286,031
7,265,334(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C04, Class 2M2C, 7.321% (SOFR30A + 296 bps), 11/25/29	7,471,353
2,069,429(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C06, Class 2M2C, 7.271% (SOFR30A + 291 bps), 2/25/30	2,103,497
3,430,825(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 7.021% (SOFR30A + 266 bps), 12/25/30	3,528,452
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2543

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,004,200(a)	Federal National Mortgage Association REMICs, 5.256% (SOFR30A + 90 bps), 9/25/55	$ 8,005,087
896(a)	Federal National Mortgage Association REMICs, Series 1997-46, Class FA, 5.001% (SOFR30A + 61 bps), 7/18/27	892
10,752(a)	Federal National Mortgage Association REMICs, Series 2000-47, Class FD, 5.021% (SOFR30A + 66 bps), 12/25/30	10,735
47,224(a)	Federal National Mortgage Association REMICs, Series 2001-35, Class F, 5.071% (SOFR30A + 71 bps), 7/25/31	47,176
11,134(a)	Federal National Mortgage Association REMICs, Series 2001-37, Class F, 4.971% (SOFR30A + 61 bps), 8/25/31	11,111
97,588(a)	Federal National Mortgage Association REMICs, Series 2001-50, Class FQ, 5.071% (SOFR30A + 71 bps), 11/25/31	97,490
42,939(a)	Federal National Mortgage Association REMICs, Series 2001-65, Class F, 5.071% (SOFR30A + 71 bps), 11/25/31	42,980
28,770(a)	Federal National Mortgage Association REMICs, Series 2001-69, Class FA, 5.071% (SOFR30A + 71 bps), 7/25/31	28,740
46,374(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 5.371% (SOFR30A + 101 bps), 12/25/31	46,626
14,450(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 5.151% (SOFR30A + 76 bps), 1/18/32	14,451
35,219(a)	Federal National Mortgage Association REMICs, Series 2002-1, Class FC, 5.171% (SOFR30A + 81 bps), 1/25/32	35,325
67,157(a)	Federal National Mortgage Association REMICs, Series 2002-13, Class FD, 5.371% (SOFR30A + 101 bps), 3/25/32	67,400
33,597(a)	Federal National Mortgage Association REMICs, Series 2002-34, Class FA, 5.001% (SOFR30A + 61 bps), 5/18/32	33,586
52,595(a)	Federal National Mortgage Association REMICs, Series 2002-56, Class FN, 5.471% (SOFR30A + 111 bps), 7/25/32	53,106
The accompanying notes are an integral part of these financial statements.
44Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
20,657(a)	Federal National Mortgage Association REMICs, Series 2002-58, Class FD, 5.071% (SOFR30A + 71 bps), 8/25/32	$ 20,672
38,314(a)	Federal National Mortgage Association REMICs, Series 2002-77, Class F, 5.071% (SOFR30A + 71 bps), 12/25/32	38,392
26,851(a)	Federal National Mortgage Association REMICs, Series 2002-82, Class FB, 4.971% (SOFR30A + 61 bps), 12/25/32	26,806
36,573(a)	Federal National Mortgage Association REMICs, Series 2002-90, Class FH, 4.971% (SOFR30A + 61 bps), 9/25/32	36,437
18,737(a)	Federal National Mortgage Association REMICs, Series 2002-92, Class FB, 5.121% (SOFR30A + 76 bps), 4/25/30	18,771
38,325(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 4.971% (SOFR30A + 61 bps), 1/25/33	38,309
67,329(a)	Federal National Mortgage Association REMICs, Series 2003-107, Class FD, 4.971% (SOFR30A + 61 bps), 11/25/33	67,267
103,736(a)	Federal National Mortgage Association REMICs, Series 2003-31, Class FM, 4.971% (SOFR30A + 61 bps), 4/25/33	103,691
38,234(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 4.971% (SOFR30A + 61 bps), 5/25/33	38,089
31,283(a)	Federal National Mortgage Association REMICs, Series 2003-7, Class FA, 5.221% (SOFR30A + 86 bps), 2/25/33	31,415
19,040(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 4.821% (SOFR30A + 46 bps), 2/25/33	19,012
72,258(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 4.871% (SOFR30A + 51 bps), 7/25/34	71,989
17,552(a)	Federal National Mortgage Association REMICs, Series 2004-54, Class FN, 4.921% (SOFR30A + 56 bps), 7/25/34	17,511
66,625(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 4.771% (SOFR30A + 41 bps), 10/25/35	66,107
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2545

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
56,594(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 4.781% (SOFR30A + 42 bps), 2/25/35	$ 56,445
44,002(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 4.791% (SOFR30A + 43 bps), 11/25/36	43,638
10,965(a)	Federal National Mortgage Association REMICs, Series 2006-11, Class FB, 4.771% (SOFR30A + 41 bps), 3/25/36	10,893
20,868(a)	Federal National Mortgage Association REMICs, Series 2006-115, Class BF, 4.711% (SOFR30A + 35 bps), 12/25/36	20,607
54,273(a)	Federal National Mortgage Association REMICs, Series 2006-34, Class FA, 4.781% (SOFR30A + 42 bps), 5/25/36	53,720
81,782(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 4.921% (SOFR30A + 56 bps), 6/25/36	81,382
29,433(a)	Federal National Mortgage Association REMICs, Series 2006-56, Class FC, 4.761% (SOFR30A + 40 bps), 7/25/36	29,249
6,100(a)	Federal National Mortgage Association REMICs, Series 2006-70, Class BF, 5.021% (SOFR30A + 66 bps), 8/25/36	6,061
18,825(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 5.041% (SOFR30A + 68 bps), 9/25/36	18,783
16,995(a)	Federal National Mortgage Association REMICs, Series 2007-100, Class YF, 5.021% (SOFR30A + 66 bps), 10/25/37	16,933
25,432(a)	Federal National Mortgage Association REMICs, Series 2007-103, Class AF, 5.471% (SOFR30A + 111 bps), 3/25/37	25,759
24,980(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 5.091% (SOFR30A + 73 bps), 12/25/37	24,894
36,454(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 4.721% (SOFR30A + 36 bps), 3/25/37	35,805
176,203(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 4.721% (SOFR30A + 36 bps), 2/25/37	173,374
The accompanying notes are an integral part of these financial statements.
46Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
24,212(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 4.871% (SOFR30A + 51 bps), 5/25/37	$ 24,077
101,029(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 4.711% (SOFR30A + 35 bps), 6/25/37	99,857
8,305(a)	Federal National Mortgage Association REMICs, Series 2007-57, Class FA, 4.701% (SOFR30A + 34 bps), 6/25/37	8,231
30,804(a)	Federal National Mortgage Association REMICs, Series 2007-58, Class FA, 4.721% (SOFR30A + 36 bps), 6/25/37	30,381
12,061(a)	Federal National Mortgage Association REMICs, Series 2007-66, Class FB, 4.871% (SOFR30A + 51 bps), 7/25/37	12,032
60,419(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 4.671% (SOFR30A + 31 bps), 2/25/37	59,585
100,802(a)	Federal National Mortgage Association REMICs, Series 2007-85, Class FG, 4.971% (SOFR30A + 61 bps), 9/25/37	99,572
125,025(a)	Federal National Mortgage Association REMICs, Series 2007-91, Class FB, 5.071% (SOFR30A + 71 bps), 10/25/37	124,987
39,291(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 5.041% (SOFR30A + 68 bps), 9/25/37	39,047
23,646(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 5.021% (SOFR30A + 66 bps), 9/25/37	23,495
11,446(a)	Federal National Mortgage Association REMICs, Series 2007-98, Class FD, 4.921% (SOFR30A + 56 bps), 6/25/37	11,368
14,612(a)	Federal National Mortgage Association REMICs, Series 2008-6, Class FA, 5.171% (SOFR30A + 81 bps), 2/25/38	14,635
66,383(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 5.691% (SOFR30A + 133 bps), 10/25/38	67,623
42,500(a)	Federal National Mortgage Association REMICs, Series 2009-113, Class FB, 5.021% (SOFR30A + 66 bps), 1/25/40	42,393
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2547

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
18,325(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class FD, 5.071% (SOFR30A + 71 bps), 5/25/40	$ 18,280
73,894(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class IF, 4.971% (SOFR30A + 61 bps), 5/25/40	73,713
66,848(a)	Federal National Mortgage Association REMICs, Series 2012-40, Class PF, 4.971% (SOFR30A + 61 bps), 4/25/42	66,239
16,298,328(a)	Federal National Mortgage Association REMICs, Series 2025-77, Class FC, 5.206% (SOFR30A + 85 bps), 5/25/55	16,344,118
32,000,000(a)	Federal National Mortgage Association REMICs, Series 2025-85, Class FH, 5.263% (SOFR30A + 90 bps), 10/25/55	32,062,989
692,700(a)	Federal National Mortgage Association Trust, Series 2003-W6, Class F, 4.821% (SOFR30A + 46 bps), 9/25/42	690,130
208,539(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 4.691% (SOFR30A + 33 bps), 3/25/45	206,737
20,622(c)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 4.947%, 4/25/45	20,946
21,190(c)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 5.35%, 6/25/45	21,635
185,966(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 4.731% (SOFR30A + 37 bps), 11/25/46	184,482
1,896(a)	Government National Mortgage Association, Series 2003-7, Class FB, 4.461% (1 Month Term SOFR + 31 bps), 1/16/33	1,891
144,536(a)	Government National Mortgage Association, Series 2005-16, Class FA, 4.50% (1 Month Term SOFR + 36 bps), 2/20/35	143,011
146,474(a)	Government National Mortgage Association, Series 2005-3, Class FC, 4.511% (1 Month Term SOFR + 36 bps), 1/16/35	145,351
55,756(a)	Government National Mortgage Association, Series 2008-69, Class FA, 4.75% (1 Month Term SOFR + 61 bps), 8/20/38	55,770
55,441(a)	Government National Mortgage Association, Series 2009-66, Class UF, 5.261% (1 Month Term SOFR + 111 bps), 8/16/39	55,793
The accompanying notes are an integral part of these financial statements.
48Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
38,742(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 4.941% (1 Month Term SOFR + 79 bps), 10/16/39	$ 38,795
1,957,068(a)	Home Re, Ltd., Series 2021-1, Class M2, 7.321% (SOFR30A + 296 bps), 7/25/33 (144A)	1,962,878
2,736,705	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	2,644,341
1,612,950(c)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class B4, 6.375%, 9/25/44 (144A)	1,605,803
4,855,682(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 5.022% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	4,771,566
795,769(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 5.022% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	769,600
5,789,551(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B1, 5.763%, 4/25/46 (144A)	5,672,300
5,475,895(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B2, 5.763%, 4/25/46 (144A)	5,344,904
488,223(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 4.772% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	480,674
912,106(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 5.063%, 5/25/33 (144A)	904,862
850,227(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B2, 5.063%, 5/25/33 (144A)	843,588
655,450(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 5.063%, 5/25/33 (144A)	649,135
71,566(c)	JP Morgan Trust, Series 2015-1, Class 1A14, 5.757%, 12/25/44 (144A)	70,698
2,626,701(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2019-CL1, Class M1, 5.622% (1 Month Term SOFR + 146 bps), 4/25/47 (144A)	2,624,714
4,715,674(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M1, 5.656% (SOFR30A + 130 bps), 3/25/51 (144A)	4,706,507
4,490,000(e)	LHOME Mortgage Trust, Series 2024-RTL2, Class A1, 7.128%, 3/25/29 (144A)	4,529,729
2,348(c)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 6.375%, 1/25/29	2,325
236,080(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 4.912% (1 Month Term SOFR + 75 bps), 1/25/29	206,123
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2549

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
71,424(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-B, Class A2, 5.241% (6 Month Term SOFR + 97 bps), 5/25/29	$ 70,276
4,635(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-C, Class A2B, 5.655% (6 Month Term SOFR + 143 bps), 7/25/29	4,614
13,516(c)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-D, Class A3, 6.236%, 9/25/29	13,200
1,390,000(e)	MFA Trust, Series 2024-RTL1, Class A1, 7.093%, 2/25/29 (144A)	1,399,158
2,564,000(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 5.884%, 6/25/44 (144A)	2,514,948
4,660,807(a)	New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 5.772% (1 Month Term SOFR + 161 bps), 6/25/57 (144A)	4,718,311
2,112,222(a)	Oaktown Re VII, Ltd., Series 2021-2, Class M1B, 7.256% (SOFR30A + 290 bps), 4/25/34 (144A)	2,130,627
1,499,112	Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00%, 2/25/37 (144A)	1,477,991
2,300,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M1, 3.00%, 2/25/37 (144A)	2,230,929
1,020,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M2, 3.00%, 2/25/37 (144A)	984,745
3,902,419(c)	Onity Loan Investment Trust, Series 2024-HB2, Class A, 5.00%, 8/25/37 (144A)	3,901,329
1,464,320(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 7.506% (SOFR30A + 315 bps), 12/27/33 (144A)	1,475,291
4,865,472(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 8.056% (SOFR30A + 370 bps), 11/25/31 (144A)	4,929,335
4,129,729(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.056% (SOFR30A + 270 bps), 7/25/33 (144A)	4,145,239
2,120,003(a)	Radnor Re, Ltd., Series 2024-1, Class M1A, 6.356% (SOFR30A + 200 bps), 9/25/34 (144A)	2,121,577
712,064(a)	RESI Finance LP, Series 2003-CB1, Class B3, 5.757% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	595,773
22,122,679(a)	Saluda Grade Alternative Mortgage Trust, Series 2025-LOC4, Class A1A, 6.106% (SOFR30A + 175 bps), 6/25/55 (144A)	22,159,776
4,417,581(a)	STACR Trust, Series 2018-HRP1, Class B1, 8.221% (SOFR30A + 386 bps), 4/25/43 (144A)	4,544,960
703,485(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 5.272% (1 Month Term SOFR + 111 bps), 10/25/48 (144A)	704,226
The accompanying notes are an integral part of these financial statements.
50Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
954,986	Towd Point Mortgage Trust, Series 2020-4, Class XA, 3.25%, 10/25/60 (144A)	$ 941,236
2,837,920(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 7.256% (SOFR30A + 290 bps), 2/25/34 (144A)	2,845,663
7,801,830(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.756% (SOFR30A + 340 bps), 11/25/33 (144A)	7,874,422
	Total Collateralized Mortgage Obligations (Cost $692,427,890)	$694,267,129

	Commercial Mortgage-Backed Securities—11.5% of Net Assets
12,460,000(a)	Acrec LLC, Series 2025-FL3, Class A, 5.446% (1 Month Term SOFR + 131 bps), 8/18/42 (144A)	$ 12,459,938
3,344,765(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.40% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	3,344,795
13,325,000(a)	ACREC, Ltd., Series 2021-FL1, Class AS, 5.75% (1 Month Term SOFR + 161 bps), 10/16/36 (144A)	13,324,559
11,750,000(a)	ACRES LLC, Series 2025-FL3, Class A, 5.755% (1 Month Term SOFR + 162 bps), 8/18/40 (144A)	11,782,301
8,070,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class A, 6.06% (1 Month Term SOFR + 193 bps), 1/20/41 (144A)	8,080,354
15,475,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class AS, 6.772% (1 Month Term SOFR + 264 bps), 1/20/41 (144A)	15,436,317
8,990,000(a)	Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, 5.489% (1 Month Term SOFR + 135 bps), 1/20/43 (144A)	8,985,901
6,980,000(a)	Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class B, 6.427% (1 Month Term SOFR + 229 bps), 1/20/43 (144A)	6,975,784
4,706,198(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class A, 5.335% (1 Month Term SOFR + 118 bps), 8/15/34 (144A)	4,706,363
7,340,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 6.465% (1 Month Term SOFR + 231 bps), 8/15/34 (144A)	7,328,234
31,510,246(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 5.615% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	31,510,592
9,588,099(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A, 5.822% (SOFR30A + 145 bps), 1/15/37 (144A)	9,588,415
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2551

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
9,062,622(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 5.837% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	$ 9,064,144
35,350,000(a)	AREIT, Ltd., Series 2025-CRE10, Class A, 5.531% (1 Month Term SOFR + 139 bps), 12/17/29 (144A)	35,413,807
1,169,093(a)	BDS LLC, Series 2022-FL11, Class ATS, 5.934% (1 Month Term SOFR + 180 bps), 3/19/39 (144A)	1,169,100
4,530,000(a)	BDS LLC, Series 2024-FL13, Class A, 5.71% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	4,540,315
10,910,000(a)	BDS LLC, Series 2025-FL14, Class A, 5.415% (1 Month Term SOFR + 128 bps), 10/21/42 (144A)	10,924,554
5,185,055(a)	BRSP, Ltd., Series 2021-FL1, Class A, 5.398% (1 Month Term SOFR + 126 bps), 8/19/38 (144A)	5,171,916
9,920,000(a)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 5.788% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	9,972,649
9,660,000(a)(d)	BSPRT Issuer LLC, Series 2025-FL12, Class A, 5.486% (1 Month Term SOFR + 139 bps), 1/17/43 (144A)	9,640,786
2,000,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 7.015% (1 Month Term SOFR + 286 bps), 12/15/38 (144A)	1,965,009
900,759(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class A, 5.872% (SOFR30A + 150 bps), 2/15/37 (144A)	901,373
10,555,741(a)	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.535% (1 Month Term SOFR + 139 bps), 12/15/38 (144A)	10,549,144
6,781,797(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 5.365% (1 Month Term SOFR + 121 bps), 9/15/36 (144A)	6,756,365
3,500,000(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, 5.661% (1 Month Term SOFR + 151 bps), 10/15/38 (144A)	3,495,625
12,732,255(a)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 5.841% (1 Month Term SOFR + 169 bps), 8/15/39 (144A)	12,756,128
12,960,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class A, 5.474% (1 Month Term SOFR + 132 bps), 1/15/42 (144A)	12,951,901
5,080,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.541% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	5,059,054
8,190,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.561% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	8,184,881
12,983,000(a)	BX Trust, Series 2021-ARIA, Class F, 6.858% (1 Month Term SOFR + 271 bps), 10/15/36 (144A)	12,983,000
The accompanying notes are an integral part of these financial statements.
52Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,948,750(a)	BX Trust, Series 2021-SDMF, Class B, 5.002% (1 Month Term SOFR + 85 bps), 9/15/34 (144A)	$ 1,942,790
9,905,351(a)	BXMT, Ltd., Series 2020-FL2, Class A, 5.407% (1 Month Term SOFR + 126 bps), 2/15/38 (144A)	9,880,508
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 5.298% (1 Month Term SOFR + 115 bps), 11/15/34 (144A)	7,419,120
2,171,167(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 5.415% (1 Month Term SOFR + 126 bps), 6/15/31 (144A)	2,076,896
7,500,000(a)	CLNY Trust, Series 2019-IKPR, Class B, 6.066% (1 Month Term SOFR + 184 bps), 11/15/38 (144A)	7,312,500
14,000,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.991% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	13,960,625
11,800,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class A, 5.798% (1 Month Term SOFR + 166 bps), 6/18/42 (144A)	11,840,520
15,550,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class B, 6.925% (1 Month Term SOFR + 279 bps), 6/18/42 (144A)	15,663,787
9,140,619(a)	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 5.17% (1 Month Term SOFR + 102 bps), 10/15/38 (144A)	9,129,194
6,746,208(a)	Extended Stay America Trust, Series 2021-ESH, Class E, 7.114% (1 Month Term SOFR + 296 bps), 7/15/38 (144A)	6,746,208
343,183(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 6.356% (SOFR30A + 200 bps), 1/25/51 (144A)	342,243
12,181,995(a)	FS Rialto, Series 2021-FL3, Class A, 5.511% (1 Month Term SOFR + 136 bps), 11/16/36 (144A)	12,181,155
4,213,612(a)	FS Rialto Issuer LLC, Series 2022-FL4, Class A, 6.287% (SOFR30A + 190 bps), 1/19/39 (144A)	4,213,628
23,030,000(a)	FS Rialto Issuer LLC, Series 2024-FL9, Class A, 5.764% (1 Month Term SOFR + 163 bps), 10/19/39 (144A)	23,178,520
13,250,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.519% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	13,265,884
17,710,000(a)	Greystone CRE Notes LLC, Series 2025-FL4, Class A, 5.631% (1 Month Term SOFR + 148 bps), 1/15/43 (144A)	17,745,208
4,030,000(a)	Greystone CRE Notes LLC, Series 2025-FL4, Class AS, 6.289% (1 Month Term SOFR + 214 bps), 1/15/43 (144A)	4,036,456
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2553

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
414,592(a)	Greystone CRE Notes, Ltd., Series 2021-FL3, Class A, 5.285% (1 Month Term SOFR + 113 bps), 7/15/39 (144A)	$ 414,396
7,600,000(a)	Greystone CRE Notes, Ltd., Series 2021-FL3, Class D, 6.465% (1 Month Term SOFR + 231 bps), 7/15/39 (144A)	7,544,558
8,720,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 5.348% (1 Month Term SOFR + 120 bps), 7/15/31 (144A)	6,670,800
10,281,427(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 5.52% (1 Month Term SOFR + 136 bps), 12/15/36 (144A)	10,271,563
4,610,711(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 6.92% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	4,459,071
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 7.815% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	1,085,092
4,317,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-STAR, Class A, 5.22% (1 Month Term SOFR + 106 bps), 12/15/36 (144A)	4,295,415
78,917(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class A, 5.261% (1 Month Term SOFR + 111 bps), 9/17/36 (144A)	78,842
10,039,736(a)	HIH Trust, Series 2024-61P, Class A, 5.992% (1 Month Term SOFR + 184 bps), 10/15/41 (144A)	10,074,248
3,980,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.691% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	3,986,219
5,470,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 6.091% (1 Month Term SOFR + 194 bps), 5/15/37 (144A)	5,478,547
1,000,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324%, 5/10/39 (144A)	1,019,330
4,515,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471%, 5/10/39 (144A)	4,634,276
7,255,000(a)	HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 5.992% (1 Month Term SOFR + 184 bps), 9/15/41 (144A)	7,264,069
2,578,435(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class D, 5.858% (1 Month Term SOFR + 171 bps), 7/15/36 (144A)	2,511,555
The accompanying notes are an integral part of these financial statements.
54Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
5,700,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 6.358% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	$ 4,374,533
14,033,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class A, 5.53% (1 Month Term SOFR + 138 bps), 11/15/38 (144A)	14,019,844
5,760,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class B, 5.93% (1 Month Term SOFR + 178 bps), 11/15/38 (144A)	5,756,400
2,200,000(c)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class B, 5.99%, 10/5/39 (144A)	2,223,032
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 6.139% (1 Month Term SOFR + 189 bps), 7/5/33 (144A)	2,920,000
3,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C, 6.365% (1 Month Term SOFR + 221 bps), 9/15/29 (144A)	3,396,960
9,917,199(a)	KIND Trust, Series 2021-KIND, Class A, 5.22% (1 Month Term SOFR + 106 bps), 8/15/38 (144A)	9,880,683
16,580,437(a)	KREF, Ltd., Series 2022-FL3, Class A, 5.584% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	16,581,498
6,740,000(a)	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.528% (1 Month Term SOFR + 139 bps), 8/17/42 (144A)	6,740,944
424,420(a)	LoanCore Issuer, Ltd., Series 2021-CRE5, Class A, 5.565% (1 Month Term SOFR + 141 bps), 7/15/36 (144A)	424,420
2,171,815(a)	LoanCore Issuer, Ltd., Series 2021-CRE6, Class A, 5.565% (1 Month Term SOFR + 141 bps), 11/15/38 (144A)	2,171,733
5,000,000(a)	LoanCore Issuer, Ltd., Series 2021-CRE6, Class AS, 5.915% (1 Month Term SOFR + 176 bps), 11/15/38 (144A)	4,999,628
10,856,715(a)	LoanCore Issuer, Ltd., Series 2022-CRE7, Class A, 5.931% (SOFR30A + 155 bps), 1/17/37 (144A)	10,871,847
4,080,000(a)	MCR Mortgage Trust, Series 2024-HF1, Class A, 5.943% (1 Month Term SOFR + 179 bps), 12/15/41 (144A)	4,096,575
5,581,835(a)	MCR Mortgage Trust, Series 2024-HTL, Class B, 6.559% (1 Month Term SOFR + 241 bps), 2/15/37 (144A)	5,581,835
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2555

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
4,330,000	MCR Mortgage Trust, Series 2024-TWA, Class A, 5.924%, 6/12/39 (144A)	$ 4,391,768
13,801,000(a)	MF1 LLC, Series 2024-FL14, Class A, 5.871% (1 Month Term SOFR + 174 bps), 3/19/39 (144A)	13,848,779
19,300,000(a)	MF1 LLC, Series 2025-FL19, Class A, 5.624% (1 Month Term SOFR + 149 bps), 5/18/42 (144A)	19,366,336
6,900,000(a)	MF1 LLC, Series 2025-FL20, Class A, 5.586% (1 Month Term SOFR + 145 bps), 2/18/43 (144A)	6,927,676
1,311,036(a)	MF1, Ltd., Series 2020-FL4, Class A, 5.957% (1 Month Term SOFR + 181 bps), 12/15/35 (144A)	1,311,893
1,200,112(a)	MF1, Ltd., Series 2021-FL6, Class A, 5.35% (1 Month Term SOFR + 121 bps), 7/16/36 (144A)	1,199,889
17,828,000(a)	MF1, Ltd., Series 2021-FL6, Class AS, 5.70% (1 Month Term SOFR + 156 bps), 7/16/36 (144A)	17,826,768
6,975,871(a)	MF1, Ltd., Series 2021-FL7, Class A, 5.33% (1 Month Term SOFR + 119 bps), 10/16/36 (144A)	6,972,725
6,378,500(a)	MF1, Ltd., Series 2021-FL7, Class AS, 5.70% (1 Month Term SOFR + 156 bps), 10/16/36 (144A)	6,369,264
20,995,954(a)	MF1, Ltd., Series 2022-FL8, Class A, 5.484% (1 Month Term SOFR + 135 bps), 2/19/37 (144A)	20,995,828
13,870,000(a)	MF1, Ltd., Series 2024-FL15, Class A, 5.824% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	13,911,457
18,850,000(a)	MF1, Ltd., Series 2024-FL16, Class A, 5.677% (1 Month Term SOFR + 154 bps), 11/18/39 (144A)	18,907,813
11,480,000(a)	MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class A, 5.65% (1 Month Term SOFR + 150 bps), 9/15/40 (144A)	11,477,378
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 5.698% (1 Month Term SOFR + 155 bps), 11/15/34 (144A)	8,331,202
7,980,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 5.448% (1 Month Term SOFR + 130 bps), 8/15/33 (144A)	5,301,034
3,490,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 6.03% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	3,233,622
1,918,548(a)	PFP, Ltd., Series 2024-11, Class A, 6.05% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	1,921,249
4,350,000(c)	PRM Trust, Series 2025-PRM6, Class E, 6.803%, 7/5/33 (144A)	4,346,959
2,425,813(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 5.472% (1 Month Term SOFR + 131 bps), 11/25/36 (144A)	2,425,645
The accompanying notes are an integral part of these financial statements.
56Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
4,825,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.222% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	$ 4,822,558
33,824(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, 6.532% (1 Month Term SOFR + 237 bps), 10/25/39 (144A)	33,927
18,840,000(a)	SHR Trust, Series 2024-LXRY, Class A, 6.10% (1 Month Term SOFR + 195 bps), 10/15/41 (144A)	18,863,550
19,576,754(a)	SKY Trust, Series 2025-LINE, Class A, 6.739% (1 Month Term SOFR + 259 bps), 4/15/42 (144A)	19,527,879
15,900,000(a)	SREIT Trust, Series 2021-MFP2, Class A, 5.086% (1 Month Term SOFR + 94 bps), 11/15/36 (144A)	15,890,063
4,030,410(a)	STWD, Ltd., Series 2021-FL2, Class A, 5.45% (1 Month Term SOFR + 131 bps), 4/18/38 (144A)	4,030,113
2,689,890(a)	STWD, Ltd., Series 2022-FL3, Class A, 5.722% (SOFR30A + 135 bps), 11/15/38 (144A)	2,689,874
5,757,060(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	5,845,332
4,150,000(c)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.924%, 12/10/34 (144A)	4,198,663
20,725,424(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 5.793% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	20,725,279
13,500,000(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class AS, 6.293% (1 Month Term SOFR + 215 bps), 2/15/39 (144A)	13,499,596
18,650,000(a)	TRTX Issuer, Ltd., Series 2025-FL6, Class A, 5.673% (1 Month Term SOFR + 154 bps), 9/18/42 (144A)	18,713,981
6,000,000(a)	TX Trust, Series 2024-HOU, Class A, 5.742% (1 Month Term SOFR + 159 bps), 6/15/39 (144A)	5,989,807
1,603,557(c)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	1,601,443
3,280,228(c)	Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54 (144A)	3,320,365
3,030,204(c)	Velocity Commercial Capital Loan Trust, Series 2024-2, Class A, 6.58%, 4/25/54 (144A)	3,090,749
8,715,248(a)(f)	XCALI Mortgage Trust, Series 2019-1, Class A, 8.145% (1 Month Term SOFR + 386 bps), 11/6/23 (144A)	610,067
825,633(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.65% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	823,245
	Total Commercial Mortgage-Backed Securities (Cost $947,193,252)	$933,130,235

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2557

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Corporate Bonds — 35.0% of Net Assets
	Aerospace & Defense — 0.3%
8,431,000(a)	General Electric Co., 4.963% (3 Month Term SOFR + 64 bps), 5/5/26	$ 8,449,646
18,126,000	L3Harris Technologies, Inc., 5.40%, 1/15/27	18,423,366
	Total Aerospace & Defense	$26,873,012

	Agriculture — 0.2%
1,436,000	Altria Group, Inc., 4.40%, 2/14/26	$ 1,434,873
3,092,000	BAT Capital Corp., 3.215%, 9/6/26	3,068,178
15,080,000(a)	Cargill, Inc., 4.875% (SOFR + 61 bps), 2/11/28 (144A)	15,114,044
	Total Agriculture	$19,617,095

	Airlines — 0.2%
17,000,000	Delta Air Lines, Inc., 7.375%, 1/15/26	$ 17,081,452
2,246,000	United Airlines Pass-Through Trust, 4.875%, 1/15/26	2,246,075
	Total Airlines	$19,327,527

	Auto Manufacturers — 2.7%
16,000,000(a)	American Honda Finance Corp., 4.815% (SOFR + 55 bps), 5/11/26	$ 16,020,305
15,670,000(a)	American Honda Finance Corp., 4.949% (SOFR + 77 bps), 3/12/27	15,693,202
12,450,000(a)	American Honda Finance Corp., 5.105% (SOFR + 90 bps), 9/1/28	12,472,995
7,900,000(a)	BMW US Capital LLC, 4.936% (SOFR + 78 bps), 3/19/27 (144A)	7,935,323
11,890,000(a)	BMW US Capital LLC, 5.176% (SOFR + 92 bps), 8/13/27 (144A)	11,953,021
6,400,000(a)	Daimler Truck Finance North America LLC, 5.113% (SOFR + 96 bps), 9/25/27 (144A)	6,420,992
10,000,000(a)	Daimler Truck Finance North America LLC, 5.168% (SOFR + 84 bps), 1/13/28 (144A)	10,006,408
14,060,000(a)	General Motors Financial Co., Inc., 5.376% (SOFR + 105 bps), 7/15/27	14,061,919
15,400,000(a)	General Motors Financial Co., Inc., 5.515% (SOFR + 117 bps), 4/4/28	15,421,797
10,200,000(a)	General Motors Financial Co., Inc., 5.617% (SOFR + 135 bps), 5/8/27	10,253,459
12,570,000(a)	Hyundai Capital America, 5.183% (SOFR + 103 bps), 9/24/27 (144A)	12,637,585
5,650,000(a)	Hyundai Capital America, 5.193% (SOFR + 104 bps), 6/24/27 (144A)	5,678,625
The accompanying notes are an integral part of these financial statements.
58Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
21,960,000(a)	Hyundai Capital America, 5.273% (SOFR + 112 bps), 6/23/27 (144A)	$ 22,106,396
8,090,000(a)	Hyundai Capital America, 5.836% (SOFR + 150 bps), 1/8/27 (144A)	8,171,304
10,850,000(a)	Toyota Motor Credit Corp., 4.701% (SOFR + 45 bps), 5/15/26	10,862,287
13,710,000(a)	Toyota Motor Credit Corp., 4.781% (SOFR + 45 bps), 4/10/26	13,724,319
10,500,000(a)	Toyota Motor Credit Corp., 4.806% (SOFR + 65 bps), 3/19/27	10,535,523
11,500,000	Volkswagen Group of America Finance LLC, 4.625%, 11/13/25 (144A)	11,496,209
4,550,000(a)	Volkswagen Group of America Finance LLC, 5.313% (SOFR + 106 bps), 8/14/26 (144A)	4,567,969
	Total Auto Manufacturers	$220,019,638

	Banks — 17.2%
23,300,000(a)	ABN AMRO Bank NV, 5.939% (SOFR + 178 bps), 9/18/27 (144A)	$ 23,553,131
8,607,000(a)	Australia & New Zealand Banking Group, Ltd., 4.779% (SOFR + 62 bps), 6/18/28 (144A)	8,640,653
6,765,000(a)	Australia & New Zealand Banking Group, Ltd., 4.989% (SOFR + 64 bps), 10/3/25 (144A)	6,765,232
16,400,000(a)	Banco Santander S.A., 5.452% (SOFR + 112 bps), 7/15/28	16,503,270
12,000,000(a)	Banco Santander S.A., 5.565% (SOFR + 138 bps), 3/14/28	12,089,701
10,417,000	Bank of America Corp., 4.45%, 3/3/26	10,423,907
14,080,000(a)	Bank of America Corp., 5.128% (SOFR + 83 bps), 1/24/29	14,090,813
8,300,000(a)	Bank of America Corp., 5.332% (SOFR + 105 bps), 2/4/28	8,352,812
14,980,000(a)	Bank of America Corp., 5.513% (SOFR + 135 bps), 9/15/27	15,109,785
15,450,000(a)	Bank of America NA, 5.268% (SOFR + 102 bps), 8/18/26	15,537,815
8,100,000(a)	Bank of Montreal, 4.796% (SOFR + 62 bps), 9/15/26	8,116,319
14,790,000(a)	Bank of Montreal, 4.903% (SOFR + 75 bps), 9/22/28	14,801,226
16,723,000(a)	Bank of Montreal, 5.158% (SOFR + 86 bps), 1/27/29	16,764,555
7,500,000(a)	Bank of Montreal, 5.53% (SOFR + 133 bps), 6/5/26	7,554,216
7,080,000(a)	Bank of New York Mellon Corp., 4.874% (SOFR + 68 bps), 6/9/28	7,097,226
17,665,000(a)	Bank of New York Mellon Corp., 5.141% (SOFR + 83 bps), 7/21/28	17,746,323
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2559

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
28,520,000(a)	Bank of Nova Scotia, 4.936% (SOFR + 76 bps), 9/15/28	$ 28,531,807
11,130,000(a)	Bank of Nova Scotia, 4.983% (SOFR + 78 bps), 6/4/27	11,181,402
14,460,000(a)	Bank of Nova Scotia, 5.143% (SOFR + 89 bps), 2/14/29	14,486,319
5,700,000(a)	Banque Federative du Credit Mutuel S.A., 5.319% (SOFR + 107 bps), 2/16/28 (144A)	5,746,512
3,220,000(a)	Banque Federative du Credit Mutuel S.A., 5.433% (SOFR + 113 bps), 1/23/27 (144A)	3,238,557
7,000,000(a)	Banque Federative du Credit Mutuel S.A., 5.728% (SOFR + 140 bps), 7/13/26 (144A)	7,057,233
17,000,000	Barclays Plc, 4.375%, 1/12/26	16,999,998
7,030,000(a)	Barclays Plc, 5.345% (SOFR + 108 bps), 11/11/29	7,054,815
12,500,000(a)	Barclays Plc, 5.669% (SOFR + 149 bps), 3/12/28	12,630,583
12,316,000(a)	Barclays Plc, 6.056% (SOFR + 188 bps), 9/13/27	12,446,001
16,060,000(a)	BPCE S.A., 6.293% (SOFR + 198 bps), 10/19/27 (144A)	16,265,889
17,830,000(a)	Canadian Imperial Bank of Commerce, 5.048% (SOFR + 72 bps), 1/13/28	17,841,320
17,160,000(a)	Canadian Imperial Bank of Commerce, 5.092% (SOFR + 94 bps), 6/28/27	17,308,712
6,900,000(a)	Canadian Imperial Bank of Commerce, 5.112% (SOFR + 93 bps), 9/11/27	6,923,733
9,090,000(a)	Citibank NA, 4.879% (SOFR + 59 bps), 4/30/26	9,101,272
12,450,000(a)	Citibank NA, 5.263% (SOFR + 106 bps), 12/4/26	12,546,524
3,760,000(a)	Citigroup, Inc., 4.964% (SOFR + 77 bps), 6/9/27	3,764,576
21,300,000(a)	Citigroup, Inc., 5.067% (SOFR + 87 bps), 3/4/29	21,303,246
15,270,000(a)	Citigroup, Inc., 5.408% (SOFR + 114 bps), 5/7/28	15,374,189
4,005,000(a)	Citigroup, Inc., 5.513% (SOFR + 128 bps), 2/24/28	4,047,180
22,000,000(a)	Commonwealth Bank of Australia, 4.816% (SOFR + 64 bps), 3/14/28 (144A)	22,109,010
17,630,000(a)	Cooperatieve Rabobank UA, 4.911% (SOFR + 60 bps), 1/21/28	17,649,566
15,790,000(a)	Cooperatieve Rabobank UA, 5.245% (SOFR + 90 bps), 10/5/26	15,881,518
12,000,000(a)	Credit Agricole S.A., 5.392% (SOFR + 121 bps), 9/11/28 (144A)	12,083,241
12,036,000	Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27 (144A)	12,157,146
23,280,000(a)	Federation des Caisses Desjardins du Quebec, 4.93% (SOFR + 63 bps), 1/27/27 (144A)	23,288,158
The accompanying notes are an integral part of these financial statements.
60Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Banks — (continued)
9,020,000(a)	Goldman Sachs Bank USA, 4.929% (SOFR + 77 bps), 3/18/27	$ 9,039,754
7,480,000(a)	Goldman Sachs Bank USA/New York NY, 4.986% (SOFR + 75 bps), 5/21/27	7,505,499
1,576,000(a)	Goldman Sachs Group, Inc., 4.984% (SOFR + 79 bps), 12/9/26	1,577,242
18,000,000(a)	Goldman Sachs Group, Inc., 5.004% (SOFR + 81 bps), 3/9/27	18,019,232
4,100,000(a)	Goldman Sachs Group, Inc., 5.005% (SOFR + 82 bps), 9/10/27	4,110,783
3,174,000(a)	Goldman Sachs Group, Inc., 5.231% (SOFR + 92 bps), 10/21/27	3,183,916
3,369,000(a)	Goldman Sachs Group, Inc., 5.353% (SOFR + 112 bps), 2/24/28	3,392,040
10,500,000(a)	Goldman Sachs Group, Inc., 6.325% (3 Month Term SOFR + 201 bps), 10/28/27	10,659,184
8,700,000(a)	HSBC Holdings Plc, 5.836% (SOFR + 157 bps), 8/14/27	8,774,859
8,309,000(a)	ING Groep NV, 5.163% (SOFR + 101 bps), 4/1/27	8,327,682
20,100,000(a)	ING Groep NV, 5.742% (SOFR + 156 bps), 9/11/27	20,286,307
18,000,000	Intesa Sanpaolo S.p.A., 7.00%, 11/21/25 (144A)	18,065,482
14,055,000(a)	JPMorgan Chase & Co., 4.918% (SOFR + 77 bps), 9/22/27	14,108,364
7,015,000(c)	JPMorgan Chase & Co., 4.979% (SOFR + 93 bps), 7/22/28	7,121,869
17,580,000(a)	JPMorgan Chase & Co., 5.102% (SOFR + 80 bps), 1/24/29	17,599,516
7,780,000(a)	JPMorgan Chase & Co., 5.226% (SOFR + 92 bps), 4/22/28	7,822,862
4,980,000(a)	JPMorgan Chase & Co., 5.503% (SOFR + 120 bps), 1/23/28	5,019,040
10,000,000(a)	JPMorgan Chase Bank N.A., 5.197% (SOFR + 100 bps), 12/8/26	10,076,000
9,338,000	KeyCorp, 4.15%, 10/29/25	9,334,820
10,245,000(a)	Lloyds Banking Group Plc, 5.298% (SOFR + 106 bps), 11/26/28	10,300,224
10,000,000(a)	Lloyds Banking Group Plc, 5.842% (SOFR + 156 bps), 8/7/27	10,083,300
13,841,000(a)	Lloyds Banking Group Plc, 5.937% (SOFR + 158 bps), 1/5/28	13,989,705
11,450,000(a)	Macquarie Bank, Ltd., 4.919% (SOFR + 74 bps), 6/12/28 (144A)	11,507,475
13,480,000(a)	Morgan Stanley, 5.338% (SOFR + 102 bps), 4/13/28	13,547,743
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2561

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
6,320,000(c)	Morgan Stanley Bank NA, 4.968% (SOFR + 93 bps), 7/14/28	$ 6,413,431
19,000,000(a)	Morgan Stanley Bank NA, 5.085% (SOFR + 87 bps), 5/26/28	19,068,089
6,300,000(a)	Morgan Stanley Bank NA, 5.228% (SOFR + 90 bps), 1/12/29	6,334,436
10,240,000(a)	Morgan Stanley Bank NA, 5.398% (SOFR + 108 bps), 1/14/28	10,291,507
12,500,000(a)	Morgan Stanley Bank NA, 5.455% (SOFR + 117 bps), 10/30/26	12,620,375
19,230,000(a)	Morgan Stanley Private Bank NA, 5.099% (SOFR + 77 bps), 7/6/28	19,292,247
17,061,000(a)	National Australia Bank, Ltd., 4.826% (SOFR + 65 bps), 6/13/28 (144A)	17,159,613
7,430,000(a)	National Australia Bank, Ltd., 4.90% (SOFR + 60 bps), 10/26/27 (144A)	7,456,824
8,190,000(a)	National Bank of Canada, 5.382% (SOFR + 103 bps), 7/2/27	8,216,835
15,300,000(a)	National Securities Clearing Corp., 4.808% (SOFR + 57 bps), 5/20/27 (144A)	15,358,503
6,000,000(a)	NatWest Group Plc, 5.475% (SOFR + 125 bps), 3/1/28	6,040,235
15,400,000(a)	NatWest Markets Plc, 5.103% (SOFR + 95 bps), 3/21/28 (144A)	15,463,741
13,580,000(a)	NatWest Markets Plc, 5.149% (SOFR + 90 bps), 5/17/27 (144A)	13,654,829
16,360,000(c)	PNC Bank NA, 4.543% (SOFR + 63 bps), 5/13/27	16,385,395
16,520,000(a)	PNC Bank NA, 4.826% (SOFR + 50 bps), 1/15/27	16,523,271
6,550,000(a)	PNC Bank NA, 5.036% (SOFR + 73 bps), 7/21/28	6,560,283
14,600,000(c)	PNC Financial Services Group, Inc., 5.102% (SOFR + 80 bps), 7/23/27	14,698,283
4,620,000(a)	Royal Bank of Canada, 4.87% (SOFR + 57 bps), 4/27/26	4,629,245
4,800,000(a)	Royal Bank of Canada, 4.873% (SOFR + 59 bps), 11/2/26	4,813,956
20,320,000(a)	Royal Bank of Canada, 4.972% (SOFR + 82 bps), 3/27/28	20,391,454
6,956,000(a)	Royal Bank of Canada, 5.033% (SOFR + 72 bps), 10/18/27	6,972,876
4,621,000(a)	Royal Bank of Canada, 5.132% (SOFR + 83 bps), 1/24/29	4,627,074
15,280,000(a)	Royal Bank of Canada, 5.263% (SOFR + 95 bps), 1/19/27	15,379,473
The accompanying notes are an integral part of these financial statements.
62Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Banks — (continued)
4,000,000(c)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	$ 4,041,916
7,100,000(a)	Santander UK Group Holdings Plc, 5.223% (SOFR + 107 bps), 9/22/29	7,108,534
17,440,000(a)	Societe Generale S.A., 5.738% (SOFR + 141 bps), 4/13/29 (144A)	17,547,367
17,580,000(a)	Standard Chartered Plc, 5.551% (SOFR + 124 bps), 1/21/29 (144A)	17,705,379
8,600,000(a)	Standard Chartered Plc, 6.275% (SOFR + 193 bps), 7/6/27 (144A)	8,686,258
5,380,000(a)	State Street Corp., 4.946% (SOFR + 64 bps), 10/22/27	5,395,577
10,995,000(a)	State Street Corp., 5.252% (SOFR + 95 bps), 4/24/28	11,050,017
8,910,000(a)	Sumitomo Mitsui Financial Group, Inc., 5.635% (SOFR + 130 bps), 7/13/26	8,974,350
14,400,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 4.947% (SOFR + 75 bps), 9/11/28 (144A)	14,448,240
9,700,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 5.323% (SOFR + 112 bps), 3/9/26 (144A)	9,738,994
3,835,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 5.332% (SOFR + 115 bps), 9/14/26 (144A)	3,864,641
8,840,000(a)	Swedbank AB, 5.556% (SOFR + 138 bps), 6/15/26 (144A)	8,905,668
11,667,000(a)	Toronto-Dominion Bank, 4.775% (SOFR + 59 bps), 9/10/26	11,694,527
13,230,000(a)	Toronto-Dominion Bank, 5.074% (SOFR + 73 bps), 4/5/27	13,280,049
5,985,000(a)	Toronto-Dominion Bank, 5.106% (SOFR + 82 bps), 1/31/28	6,014,267
11,850,000(a)	Toronto-Dominion Bank, 5.124% (SOFR + 91 bps), 6/2/28	11,913,246
4,000,000(a)	Toronto-Dominion Bank, 5.396% (SOFR + 108 bps), 7/17/26	4,025,664
10,000,000	Truist Bank, 3.30%, 5/15/26	9,940,967
19,350,000(c)	Truist Bank, 4.671% (SOFR + 59 bps), 5/20/27	19,391,552
5,630,000(a)	Truist Bank, 5.072% (SOFR + 77 bps), 7/24/28	5,632,128
11,000,000(c)	Truist Financial Corp., 5.90% (SOFR + 163 bps), 10/28/26	11,009,106
12,000,000(c)	Truist Financial Corp., 6.047% (SOFR + 205 bps), 6/8/27	12,139,259
12,000,000(c)	US Bancorp, 5.727% (SOFR + 143 bps), 10/21/26	12,008,063
20,930,000(a)	US Bank NA, 4.996% (SOFR + 69 bps), 10/22/27	20,977,877
12,000,000(a)	US Bank NA, 5.161% (SOFR + 91 bps), 5/15/28	12,046,660
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2563

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
13,700,000(a)	Wells Fargo & Co., 5.056% (SOFR + 88 bps), 9/15/29	$ 13,715,618
8,575,000(a)	Wells Fargo & Co., 5.082% (SOFR + 78 bps), 1/24/28	8,591,504
23,010,000(a)	Wells Fargo & Co., 5.376% (SOFR + 107 bps), 4/22/28	23,154,043
12,760,000(a)	Wells Fargo Bank NA, 5.33% (SOFR + 106 bps), 8/7/26	12,831,805
	Total Banks	$1,387,803,640

	Building Materials — 0.2%
19,600,000	Amrize Finance US LLC, 3.50%, 9/22/26 (144A)	$ 19,450,320
	Total Building Materials	$19,450,320

	Commercial Services — 0.3%
25,088,000	Element Fleet Management Corp., 6.271%, 6/26/26 (144A)	$ 25,412,626
	Total Commercial Services	$25,412,626

	Diversified Financial Services — 2.6%
11,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	$ 11,235,757
6,320,000	Air Lease Corp., 5.30%, 6/25/26	6,361,841
13,700,000	Ally Financial, Inc., 7.10%, 11/15/27	14,418,290
10,100,000(c)	American Express Co., 5.043% (SOFR + 93 bps), 7/26/28	10,272,332
24,090,000(a)	American Express Co., 5.12% (SOFR + 81 bps), 7/20/29	24,132,590
8,500,000(a)	American Express Co., 5.23% (SOFR + 93 bps), 7/26/28	8,546,682
11,800,000(a)	American Express Co., 5.639% (SOFR + 135 bps), 10/30/26	11,809,865
17,000,000	Avolon Holdings Funding, Ltd., 4.375%, 5/1/26 (144A)	16,988,568
6,072,000	Capital One Financial Corp., 3.75%, 7/28/26	6,047,684
11,700,000(c)	Capital One Financial Corp., 4.927% (SOFR + 206 bps), 5/10/28	11,820,499
18,000,000(a)	Charles Schwab Corp., 5.261% (SOFR + 105 bps), 3/3/27	18,162,000
19,740,000	Jefferies Financial Group, Inc., 4.75%, 8/11/26	19,782,503
8,800,000	Jefferies Financial Group, Inc., 4.85%, 1/15/27	8,871,129
11,000,000(a)	Mizuho Markets Cayman LP, 4.814% (SOFR + 60 bps), 11/28/25	11,004,486
The accompanying notes are an integral part of these financial statements.
64Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
9,130,000(a)	Mizuho Markets Cayman LP, 4.945% (SOFR + 60 bps), 10/6/25 (144A)	$ 9,130,397
20,260,000(a)	Nomura Holdings, Inc., 5.402% (SOFR + 125 bps), 7/2/27	20,424,937
	Total Diversified Financial Services	$209,009,560

	Electric — 1.4%
5,167,000	AEP Texas, Inc., 3.85%, 10/1/25 (144A)	$ 5,167,000
17,018,000(e)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	17,140,395
19,000,000	Duke Energy Corp., 5.00%, 12/8/25	19,018,089
8,982,000	Electricite de France S.A., 3.625%, 10/13/25 (144A)	8,978,367
20,000,000	Exelon Corp., 3.40%, 4/15/26	19,924,333
6,645,000(a)	NextEra Energy Capital Holdings, Inc., 5.082% (SOFR + 80 bps), 2/4/28	6,701,607
1,778,000	PPL Capital Funding, Inc., 3.10%, 5/15/26	1,765,449
16,400,000	Vistra Operations Co. LLC, 3.70%, 1/30/27 (144A)	16,247,179
8,500,000	Vistra Operations Co. LLC, 5.05%, 12/30/26 (144A)	8,548,849
12,950,000	WEC Energy Group, Inc., 4.75%, 1/9/26	12,964,193
	Total Electric	$116,455,461

	Electronics — 0.1%
6,600,000	Jabil, Inc., 4.25%, 5/15/27	$ 6,600,538
	Total Electronics	$6,600,538

	Gas — 0.2%
15,408,000	KeySpan Gas East Corp., 2.742%, 8/15/26 (144A)	$ 15,207,942
	Total Gas	$15,207,942

	Healthcare-Products — 0.2%
17,000,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	$ 17,007,599
	Total Healthcare-Products	$17,007,599

	Healthcare-Services — 0.4%
12,335,000	Elevance Health, Inc., 4.50%, 10/30/26	$ 12,385,644
16,000,000(a)	HCA, Inc., 5.085% (SOFR + 87 bps), 3/1/28	16,109,653
5,408,000	HCA, Inc., 5.25%, 6/15/26	5,418,714
1,200,000	UnitedHealth Group, Inc., 3.70%, 5/15/27	1,195,372
	Total Healthcare-Services	$35,109,383

	Insurance — 3.1%
6,000,000(a)	Athene Global Funding, 5.117% (SOFR + 85 bps), 5/8/26 (144A)	$ 6,016,781
18,270,000(a)	Athene Global Funding, 5.174% (SOFR + 83 bps), 1/7/27 (144A)	18,310,773
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2565

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — (continued)
4,000,000(a)	Athene Global Funding, 5.363% (SOFR + 121 bps), 3/25/27 (144A)	$ 4,032,214
7,750,000	Athene Global Funding, 5.684%, 2/23/26 (144A)	7,785,105
10,450,000	Brown & Brown, Inc., 4.60%, 12/23/26	10,504,701
9,026,000	CNA Financial Corp., 4.50%, 3/1/26	9,025,004
11,455,000	CNO Global Funding, 5.875%, 6/4/27 (144A)	11,751,980
14,460,000(a)	Equitable America Global Funding, 4.886% (SOFR + 71 bps), 9/15/27 (144A)	14,485,158
3,000,000(a)	MassMutual Global Funding II, 5.064% (SOFR + 77 bps), 1/29/27 (144A)	3,013,523
21,200,000(a)	MassMutual Global Funding II, 5.073% (SOFR + 74 bps), 4/9/27 (144A)	21,304,622
10,102,000	Metropolitan Life Global Funding I, 3.45%, 12/18/26 (144A)	10,036,819
9,900,000(a)	Metropolitan Life Global Funding I, 4.882% (SOFR + 70 bps), 6/11/27 (144A)	9,954,024
8,900,000(a)	Metropolitan Life Global Funding I, 4.932% (SOFR + 70 bps), 8/25/28 (144A)	8,921,885
11,000,000(a)	New York Life Global Funding, 4.898% (SOFR + 58 bps), 1/16/26 (144A)	11,011,817
28,290,000(a)	New York Life Global Funding, 4.96% (SOFR + 66 bps), 7/25/28 (144A)	28,335,264
13,420,000(a)	Northwestern Mutual Global Funding, 4.892% (SOFR + 66 bps), 8/25/28 (144A)	13,456,986
13,600,000(a)	Pacific Life Global Funding II, 4.733% (SOFR + 58 bps), 12/20/27 (144A)	13,623,712
16,200,000(a)	Pacific Life Global Funding II, 5.127% (SOFR + 85 bps), 2/5/27 (144A)	16,289,664
10,590,000(a)	Principal Life Global Funding II, 5.058% (SOFR + 81 bps), 8/18/28 (144A)	10,613,268
19,300,000(a)	Protective Life Global Funding, 5.031% (SOFR + 70 bps), 4/10/26 (144A)	19,340,143
5,050,000	Protective Life Global Funding, 5.209%, 4/14/26 (144A)	5,077,253
	Total Insurance	$252,890,696

	Internet — 0.1%
8,439,000	Expedia Group, Inc., 5.00%, 2/15/26	$ 8,439,307
	Total Internet	$8,439,307

	Leisure Time — 0.2%
19,200,000	Royal Caribbean Cruises, Ltd., 4.25%, 7/1/26 (144A)	$ 19,185,039
	Total Leisure Time	$19,185,039

The accompanying notes are an integral part of these financial statements.
66Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Machinery-Construction & Mining — 0.4%
13,000,000(a)	Caterpillar Financial Services Corp., 4.731% (SOFR + 52 bps), 3/3/28	$ 13,025,057
15,840,000(a)	Caterpillar Financial Services Corp., 4.891% (SOFR + 64 bps), 8/15/28	15,926,328
	Total Machinery-Construction & Mining	$28,951,385

	Machinery-Diversified — 0.2%
14,400,000(a)	John Deere Capital Corp., 5.012% (SOFR + 68 bps), 7/15/27	$ 14,496,998
	Total Machinery-Diversified	$14,496,998

	Mining — 0.2%
12,350,000(a)	Rio Tinto Finance USA Plc, 5.016% (SOFR + 84 bps), 3/14/28	$ 12,451,485
	Total Mining	$12,451,485

	Oil & Gas — 0.4%
12,512,000(a)	Chevron USA, Inc., 4.699% (SOFR + 47 bps), 2/26/28	$ 12,526,751
16,740,000(a)	Chevron USA, Inc., 4.826% (SOFR + 57 bps), 8/13/28	16,794,590
	Total Oil & Gas	$29,321,341

	Pharmaceuticals — 0.5%
4,525,000	CVS Health Corp., 5.00%, 2/20/26	$ 4,531,471
20,140,000(a)	Eli Lilly & Co., 4.749% (SOFR + 53 bps), 10/15/28	20,170,512
14,115,000(a)	Merck & Co., Inc., 4.653% (SOFR + 46 bps), 9/15/27	14,158,262
	Total Pharmaceuticals	$38,860,245

	Pipelines — 2.2%
8,435,000	Enbridge, Inc., 5.25%, 4/5/27	$ 8,562,563
10,339,000	Energy Transfer LP, 3.90%, 7/15/26	10,317,296
20,020,000	Energy Transfer LP, 4.75%, 1/15/26	20,025,769
14,006,000	Energy Transfer LP, 6.05%, 12/1/26	14,267,029
4,719,000	MPLX LP, 4.125%, 3/1/27	4,712,354
5,476,000	ONEOK, Inc., 5.00%, 3/1/26	5,479,015
4,210,000	ONEOK, Inc., 5.55%, 11/1/26	4,263,328
15,976,000	ONEOK, Inc., 5.85%, 1/15/26	16,018,904
9,288,000	Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	9,344,163
7,517,000	Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	7,541,712
16,804,000	TransCanada PipeLines, Ltd., 4.875%, 1/15/26	16,806,607
15,600,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	15,632,225
16,080,000	Western Midstream Operating LP, 4.65%, 7/1/26	16,094,113
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2567

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
8,200,000	Williams Cos., Inc., 3.75%, 6/15/27	$ 8,144,322
19,844,000	Williams Cos., Inc., 5.40%, 3/2/26	19,933,357
	Total Pipelines	$177,142,757

	Retail — 0.5%
18,000,000	7-Eleven, Inc., 0.95%, 2/10/26 (144A)	$ 17,772,510
8,033,000	AutoNation, Inc., 4.50%, 10/1/25	8,033,000
5,000,000	O’Reilly Automotive, Inc., 3.55%, 3/15/26	4,985,816
6,000,000	Starbucks Corp., 4.75%, 2/15/26	6,013,385
	Total Retail	$36,804,711

	Semiconductors — 0.4%
3,931,000	SK Hynix, Inc., 1.50%, 1/19/26 (144A)	$ 3,896,954
24,862,000	SK Hynix, Inc., 6.25%, 1/17/26 (144A)	24,960,876
	Total Semiconductors	$28,857,830

	Software — 0.4%
1,528,000	Fiserv, Inc., 3.20%, 7/1/26	$ 1,518,277
12,000,000(a)	Oracle Corp., 5.043% (SOFR + 76 bps), 8/3/28	12,064,364
16,145,000	Take-Two Interactive Software, Inc., 5.00%, 3/28/26	16,201,441
	Total Software	$29,784,082

	Telecommunications — 0.3%
12,180,000	NTT Finance Corp., 4.567%, 7/16/27 (144A)	$ 12,267,833
13,000,000	Sprint LLC, 7.625%, 3/1/26	13,029,049
	Total Telecommunications	$25,296,882

	Trucking & Leasing — 0.1%
4,460,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (144A)	$ 4,413,593
5,645,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	5,689,740
	Total Trucking & Leasing	$10,103,333

	Total Corporate Bonds (Cost $2,819,766,398)	$2,830,480,432

The accompanying notes are an integral part of these financial statements.
68Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value

	Insurance-Linked Securities — 0.2%# of Net Assets#
	Event Linked Bonds — 0.2%
	Earthquakes – California — 0.0%†
500,000(a)	Torrey Pines Re, 9.943%, (1 Month U.S. Treasury Bill + 604 bps), 6/7/27 (144A)	$ 520,600
250,000(a)	Torrey Pines Re, 11.01%, (1 Month U.S. Treasury Bill + 711 bps), 6/7/27 (144A)	259,950
		$780,550

	Multiperil – U.S. — 0.1%
5,000,000(a)	Residential Re, 9.684%, (3 Month U.S. Treasury Bill + 578 bps), 12/8/25 (144A)	$ 4,998,000
3,000,000(a)	Sanders Re III, 7.244%, (3 Month U.S. Treasury Bill + 334 bps), 4/7/26 (144A)	3,027,000
		$8,025,000

	Multiperil – U.S. & Canada — 0.0%†
250,000(a)	Matterhorn Re, 9.938%, (SOFR + 575 bps), 12/8/25 (144A)	$ 250,975
	Multiperil – U.S. Regional — 0.1%
3,500,000(a)	Long Point Re IV, 8.157%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 3,552,500
234,546(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	208,910
		$3,761,410

	Windstorm – Florida — 0.0%†
1,237,756(a)	Integrity Re, 4.404%, (3 Month U.S. Treasury Bill + 50 bps), 6/6/30 (144A)	$ 556,991
	Total Event Linked Bonds	$13,374,926

Face Amount USD ($)
Collateralized Reinsurance — 0.0%
Multiperil – U.S. — 0.0%
2,088,182(g)(h)+	Ballybunion Re 2022, 12/31/27	$ —
	Total Collateralized Reinsurance	$—

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2569

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Face Amount USD ($)		Value

	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
2,000,000(g)(i)+	Harambee Re 2018, 12/31/25	$ 6,800
4,000,000(g)(i)+	Harambee Re 2019, 12/31/25	—
		$6,800

	Multiperil – Worldwide — 0.0%†
4,000,000(g)(i)+	Alturas Re 2021-3, 7/31/26	$ 112,000
421,041(g)(i)+	Alturas Re 2022-2, 12/31/27	29,220
3,000,000(g)(h)+	Gleneagles Re 2022, 12/31/27	354,000
4,000,000(g)(h)+	Merion Re 2022-2, 12/31/27	3,028,000
3,500,000(g)(i)+	Thopas Re 2022, 12/31/27	—
750,000(g)(i)+	Viribus Re 2018, 12/31/25	—
2,500,000(g)(i)+	Viribus Re 2019, 12/31/25	—
		$3,523,220

	Total Reinsurance Sidecars	$3,530,020

	Total Insurance-Linked Securities (Cost $18,748,249)	$16,904,946

Principal Amount USD ($)
	Foreign Government Bond — 0.3% of Net Assets
	South Korea — 0.3%
25,280,000(a)	Korea National Oil Corp., 4.823%, 9/29/28 (144A)	$ 25,302,596
	Total South Korea	$25,302,596

	Total Foreign Government Bond (Cost $25,280,000)	$25,302,596

	U.S. Government and Agency Obligations — 4.0% of Net Assets
7,305,604	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	$ 7,533,251
3,275,665	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	3,364,813
4,037,786	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	4,147,052
202,325	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	207,529
10,692,677	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	11,130,375
14,903,728	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	15,527,319
12,788,876	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	13,323,470
693,212	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	719,816
1,552,057	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	1,612,408
1,795,631	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	1,859,306
The accompanying notes are an integral part of these financial statements.
70Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,139,063	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	$ 2,218,849
554,792	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	574,001
1,113,830	Federal Home Loan Mortgage Corp., 6.500%, 10/1/54	1,169,716
1,715,874	Federal National Mortgage Association, 3.000%, 3/1/47	1,563,835
18,000,000	Federal National Mortgage Association, 3.000%, 10/1/55 (TBA)	15,807,621
19,000,000	Federal National Mortgage Association, 3.500%, 10/1/55 (TBA)	17,356,903
26,000,000	Federal National Mortgage Association, 5.000%, 10/1/55 (TBA)	25,783,086
16,000,000	Federal National Mortgage Association, 5.500%, 10/15/40 (TBA)	16,351,241
5,909,607	Federal National Mortgage Association, 5.500%, 10/1/54	6,031,277
27,000,000	Federal National Mortgage Association, 5.500%, 10/1/55 (TBA)	27,222,425
5,548,291	Federal National Mortgage Association, 6.000%, 5/1/53	5,718,590
5,027,295	Federal National Mortgage Association, 6.000%, 9/1/54	5,163,344
4,593,290	Federal National Mortgage Association, 6.000%, 9/1/54	4,718,297
3,019,433	Federal National Mortgage Association, 6.000%, 10/1/54	3,127,997
910(a)	Federal National Mortgage Association, 6.230%, (1 Year CMT Index + 211 bps), 10/1/32	913
4,258(a)	Federal National Mortgage Association, 6.420%, (1 Year CMT Index + 217 bps), 2/1/34	4,360
1,869(a)	Federal National Mortgage Association, 6.446%, (1 Year CMT Index + 211 bps), 9/1/32	1,910
13,544,860	Federal National Mortgage Association, 6.500%, 12/1/53	14,089,481
9,363,959	Federal National Mortgage Association, 6.500%, 3/1/54	9,687,069
6,614,793	Federal National Mortgage Association, 6.500%, 4/1/54	6,858,957
13,663,920	Federal National Mortgage Association, 6.500%, 6/1/54	14,146,276
2,941(a)	Federal National Mortgage Association, 6.635%, (1 year FTSE USD IBOR Consumer Cash Fallbacks + 167 bps), 1/1/48	3,017
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2571

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
16,000,000	Government National Mortgage Association, 6.000%, 10/15/55 (TBA)	$ 16,272,217
16,000,000	Government National Mortgage Association, 6.500%, 10/15/55 (TBA)	16,432,340
50,000,000(j)	U.S. Treasury Bills, 10/14/25	49,927,065
	Total U.S. Government and Agency Obligations (Cost $317,433,875)	$319,656,126

	SHORT TERM INVESTMENTS — 17.4% of Net Assets
	Repurchase Agreements — 6.3%
160,710,000	Bank of America, 4.21%, dated 9/30/25,
to be purchased on 10/1/25 for $160,728,794, collateralized by the following:
$7,579,400, Federal National Mortgage Association, 4.73%, 6/1/32,
	$156,344,800, Government National Mortgage Association, 2.50%-7.00%, 5/15/28-9/20/55	$ 160,710,000
160,710,000	Bank of Montreal, 4.21%, dated 9/30/25, to be purchased on 10/1/25 for $160,728,794, collateralized by $163,924,201 , Government National Mortgage Association, 4.71%-7.00%, 11/15/50-1/15/67	160,710,000
59,710,000	Scotia Capital Inc., 4.21%, dated 9/30/25, to be purchased on 10/1/25 for $59,716,983, collateralized by the following: $14,472,206, Federal Home Loan Mortgage Corporation, 4.50%-6.50%, 7/1/48-4/1/55, $34,747,437, Federal National Mortgage Association, 3.50%-6.50%, 11/1/40-7/1/54, $11,691,710, U.S. Treasury Bond, 1.88%, 2/15/41	59,710,000
49,710,000	RBC Dominion Securities Inc., 4.21%, dated 9/30/25, to be purchased on 10/1/25 for $49,715,813, collateralized by the following: $14,660,784, U.S. Treasury Bond, 4.50%-4.75%, 8/15/39-11/15/53, $36,049,354, U.S. Treasury Note, 1.25%-4.38%, 12/31/26-8/15/27	49,710,000
The accompanying notes are an integral part of these financial statements.
72Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Repurchase Agreements — (continued)
39,850,000	Toronto-Dominion Bank, 4.2%, dated 9/30/25, to be purchased on 10/1/25 for $39,854,649, collateralized by $40,647,089, U.S. Treasury Note, 2.63%-4.88%, 4/30/26-7/31/29	$ 39,850,000
39,850,000	Toronto-Dominion Bank, 4.21%, dated 9/30/25, to be purchased on 10/1/25 for $39,854,660, collateralized by the following: $19,713,475, Federal Home Loan Mortgage Corporation, 6.50%, 6/1/55, $20,933,526, Federal National Mortgage Association, 3.00%, 11/1/46	39,850,000
		$510,540,000

	Commercial Paper — 8.3%
38,000,000(k)	Alimentation Couche-Tard Inc., 4.286%, 10/3/25	$ 37,986,362
38,000,000(d)	AutoZone, Inc., 0.000%, 10/8/25 (144A)	37,969,484
38,000,000(k)	AvalonBay Communities, Inc., 4.234%, 10/2/25	37,991,066
20,000,000(k)	BAT International Finance PLC, 4.274%, 10/3/25	19,992,938
38,000,000(k)	CenterPoint Energy, Inc., 4.140%, 10/1/25	37,995,581
15,100,000(k)	CenterPoint Energy, Inc., 4.152%, 10/3/25	15,094,718
8,700,000(k)	Consolidated Edison, Inc., 4.216%, 10/8/25	8,691,759
29,300,000(k)	Consolidated Edison, Inc., 4.226%, 10/8/25	29,272,247
8,200,000(k)	Duke Energy Corp., 4.190%, 10/1/25	8,199,058
16,500,000(k)	Energy Transfer LP, 4.281%, 10/1/25	16,498,050
38,000,000(k)	Enterprise Products, 4.213%, 10/1/25	37,995,539
10,000,000(k)	ERP Operating LP, 4.243%, 10/6/25	9,992,910
28,000,000(k)	ERP Operating LP, 4.244%, 10/7/25	27,976,808
35,000,000(k)	Fiserv, Inc., 4.237%, 10/9/25	34,962,480
15,000,000(k)	Jabil, Inc., 4.491%, 10/1/25	14,997,958
15,000,000(k)	Jabil, Inc., 4.527%, 10/6/25	14,987,772
30,000,000(k)	Kinder Morgan, Inc., 4.271%, 10/1/25	29,996,229
20,000,000(k)	Mohawk Industries, Inc., 4.257%, 10/6/25	19,985,258
19,200,000(k)	O'Reilly Automotive, Inc., 4.265%, 10/2/25	19,195,444
15,400,000(k)	O'Reilly Automotive, Inc., 4.237%, 10/6/25	15,388,978
40,000,000(k)	Prudential Funding LLC, 4.083%, 10/1/25	39,995,472
16,450,000(k)	Sherwin-Williams Co., 4.150%, 10/1/25	16,448,088
38,000,000(k)	Targa Resources Corp., 4.251%, 10/1/25	37,995,128
38,000,000(k)	UDR, Inc., 4.257%, 10/7/25	37,968,525
24,000,000(k)	WEC Energy Group, Inc., 4.237%, 10/14/25	23,960,069
38,000,000(k)	Wisconsin Power and Light Co., 4.221%, 10/1/25	37,995,687
		$669,533,608

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2573

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Shares		Value
	Open-End Fund — 2.8%
225,674,351(l)	Dreyfus Government Cash Management, Institutional Shares, 4.04%	$ 225,674,351
		$225,674,351

	TOTAL SHORT TERM INVESTMENTS (Cost $1,405,826,311)	$1,405,747,959

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.3% (Cost $8,293,646,602)	$8,272,713,902
Principal Amount USD ($)
	TBA Sales Commitments — (1.3)% of Net Assets
	U.S. Government and Agency Obligations — (1.3)%
(18,000,000)	Federal National Mortgage Association, 6.000%, 10/1/55 (TBA)	$ (18,388,578)
(86,600,000)	Federal National Mortgage Association, 6.500%, 10/15/55 (TBA)	(89,491,028)
	TOTAL TBA SALES COMMITMENTS (Proceeds $108,170,367)	$(107,879,606)

	OTHER ASSETS AND LIABILITIES — (1.0)%	$(77,986,740)
	net assets — 100.0%	$8,086,847,556

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
IBOR	Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
The accompanying notes are an integral part of these financial statements.
74Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $4,315,109,439, or 53.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2025.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2025.
(f)	Security is in default.
(g)	Non-income producing security.
(h)	Issued as participation notes.
(i)	Issued as preference shares.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Rate shown represents yield-to-maturity.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1G).
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2021-3	7/1/2021	$336,169	$112,000
Alturas Re 2022-2	1/6/2022	—	29,220
Ballybunion Re 2022	3/9/2022	—	—
Gleneagles Re 2022	1/18/2022	1,156,930	354,000
Harambee Re 2018	12/19/2017	34,747	6,800
Harambee Re 2019	12/20/2018	—	—
Integrity Re	5/9/2022	1,237,756	556,991
Long Point Re IV	5/13/2022	3,500,000	3,552,500
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2575

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Matterhorn Re	6/5/2020	$234,532	$208,910
Matterhorn Re	12/15/2021	250,000	250,975
Merion Re 2022-2	2/22/2022	3,235,674	3,028,000
Residential Re	10/28/2021	5,000,000	4,998,000
Sanders Re III	3/22/2022	3,000,000	3,027,000
Thopas Re 2022	2/7/2022	—	—
Torrey Pines Re	5/17/2024	500,000	520,600
Torrey Pines Re	5/17/2024	250,000	259,950
Viribus Re 2018	12/22/2017	12,441	—
Viribus Re 2019	12/27/2018	—	—
Total Restricted Securities			$16,904,946
% of Net assets			0.2%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1	U.S. 2 Year Note (CBT)	12/31/25	$208,260	$208,398	$138
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
113	U.S. Long Bond (CBT)	12/19/25	$(12,910,396)	$(13,175,094)	$(264,698)
163	U.S. 5 Year Note (CBT)	12/31/25	(17,776,793)	(17,798,836)	(22,043)
133	U.S. 10 Year Ultra Bond (CBT)	12/19/25	(15,140,877)	(15,305,391)	(164,514)
			$(45,828,066)	$(46,279,321)	$(451,255)
TOTAL FUTURES CONTRACTS			$(45,619,806)	$(46,070,923)	$(451,117)
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Purchases and sales of securities (excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased) for the six months ended September 30, 2025, aggregated $1,973,261,077 and $1,586,514,142, respectively.
The accompanying notes are an integral part of these financial statements.
76Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

At September 30, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $8,273,980,096 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$30,182,974
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(139,779,891)
Net unrealized depreciation	$(109,596,917)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2577

Schedule of Investments  |  9/30/25
(unaudited) (continued)
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$156,142,652	$—	$156,142,652
Asset Backed Securities	—	1,891,081,827	—	1,891,081,827
Collateralized Mortgage Obligations	—	694,267,129	—	694,267,129
Commercial Mortgage-Backed Securities	—	933,130,235	—	933,130,235
Corporate Bonds	—	2,830,480,432	—	2,830,480,432
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	—	—	—*	—*
Reinsurance Sidecars
Multiperil – U.S.	—	—	6,800	6,800
Multiperil – Worldwide	—	—	3,523,220	3,523,220
All Other Insurance-Linked Securities	—	13,374,926	—	13,374,926
Foreign Government Bond	—	25,302,596	—	25,302,596
U.S. Government and Agency Obligations	—	319,656,126	—	319,656,126
Repurchase Agreements	—	510,540,000	—	510,540,000
Commercial Paper	—	669,533,608	—	669,533,608
Open-End Fund	225,674,351	—	—	225,674,351
Total Investments in Securities	$225,674,351	$8,043,509,531	$3,530,020	$8,272,713,902
Liabilities
TBA Sales Commitments	$—	$(107,879,606)	$—	$(107,879,606)
Total Liabilities	$—	$(107,879,606)	$—	$(107,879,606)
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(451,117)	$—	$—	$(451,117)
Total Other Financial Instruments	$(451,117)	$—	$—	$(451,117)
*	Securities valued at $0.
During the period ended September 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
78Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Statement of Assets and Liabilities  |  9/30/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $8,293,646,602)	$8,272,713,902
Cash	181,546
Futures collateral	1,560,437
Variation margin for futures contracts	30,305
Unrealized appreciation on unfunded loan commitments	805
Receivables —
Investment securities sold	111,677,921
Fund shares sold	28,604,819
Dividends	187,882
Interest	39,303,174
Due from the Adviser	340,291
Other assets	317,472
Total assets	$8,454,918,554
LIABILITIES:
Due to broker for futures	$30,305
Payables —
Investment securities purchased	223,030,207
Fund shares repurchased	30,429,892
Distributions	1,718,276
Trustees’ fees	2,489
Interest expense	242,269
Collateral due to broker for TBA sales commitments	962,985
TBA sales commitments, at value (net proceeds received $108,170,367)	107,879,606
Management fees	2,012,708
Administrative expenses	324,151
Distribution fees	282,033
Accrued expenses	1,156,077
Total liabilities	$368,070,998
NET ASSETS:
Paid-in capital	$8,389,348,373
Distributable earnings (loss)	(302,500,817)
Net assets	$8,086,847,556
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $3,323,069,963/344,761,785 shares)	$9.64
Class C* (based on $49,270,438/5,106,634 shares)	$9.65
Class R6* (based on $572,703,507/59,236,396 shares)	$9.67
Class Y* (based on $4,141,803,648/428,964,248 shares)	$9.66

*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2579

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 9/30/25
INVESTMENT INCOME:
Interest from unaffiliated issuers	$213,023,202
Dividends from unaffiliated issuers	1,600,851
Total Investment Income		$214,624,053
EXPENSES:
Management fees	$11,254,047
Administrative expenses	1,728,907
Transfer agent fees
Class A*	566,927
Class C*	56
Class C2*	11,847
Class R6*	156
Class Y*	2,055,128
Distribution fees
Class A*	3,098,587
Class C*	714
Class C2*	134,472
Shareholder communications expense	63,412
Custodian fees	17,413
Registration fees	293,545
Professional fees	151,115
Printing expense	3,571
Officers’ and Trustees’ fees	179,806
Insurance expense	44,880
Miscellaneous	96,385
Total expenses		$19,700,968
Less fees waived and expenses reimbursed by the Adviser		(352,181)
Net expenses		$19,348,787
Net investment income		$195,275,266
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(2,992,437)
Futures contracts	(321,817)	$(3,314,254)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(7,838,239)
TBA sales commitments	470,590
Futures contracts	(20,672)
Unfunded loan commitments	512	$(7,387,809)
Net realized and unrealized gain (loss) on investments		$(10,702,063)
Net increase in net assets resulting from operations		$184,573,203

*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
80Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Statements of Changes in Net Assets
	Six Months Ended 9/30/25 (unaudited)	Year Ended 3/31/25
FROM OPERATIONS:
Net investment income (loss)	$195,275,266	$360,225,413
Net realized gain (loss) on investments	(3,314,254)	(1,211,826)
Change in net unrealized appreciation (depreciation) on investments	(7,387,809)	2,404,433
Net increase in net assets resulting from operations	$184,573,203	$361,418,020
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.23 and $0.54 per share, respectively)	$(75,068,661)	$(114,319,874)
Class C* ($0.00** and $0.51 per share, respectively)	(6,631)	(2,969,520)
Class C2* ($0.22 and $0.51 per share, respectively)	(1,222,733)	(409,146)
Class R6* ($0.24 and $0.56 per share, respectively)	(14,254,999)	(31,380,098)
Class Y* ($0.24 and $0.56 per share, respectively)	(103,635,507)	(209,740,075)
Total distributions to shareholders	$(194,188,531)	$(358,818,713)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$2,473,672,215	$5,703,125,817
Reinvestment of distributions	183,195,763	335,997,561
Cost of shares repurchased	(2,358,453,584)	(3,532,246,740)
Net increase in net assets resulting from Fund share transactions	$298,414,394	$2,506,876,638
Net increase in net assets	$288,799,066	$2,509,475,945
NET ASSETS:
Beginning of period	$7,798,048,490	$5,288,572,545
End of period	$8,086,847,556	$7,798,048,490

*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
**	Amount rounds to less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2581

Statements of Changes in Net Assets
(continued)
	Six Months Ended 9/30/25 Shares (unaudited)	Six Months Ended 9/30/25 Amount (unaudited)	Year Ended 3/31/25 Shares	Year Ended 3/31/25 Amount
Class A*
Shares sold	123,495,048	$1,190,857,795	277,426,890	$2,678,505,146
Reinvestment of distributions	7,669,415	73,973,013	11,704,069	112,985,609
Less shares repurchased	(99,474,216)	(958,921,177)	(131,049,368)	(1,265,054,125)
Net increase	31,690,247	$305,909,631	158,081,591	$1,526,436,630
Class C*
Shares sold	—	$—	1,465,116	$14,167,787
Reinvestment of distributions	—	—	308,202	2,969,520
Less shares repurchased	(5,420,299)	(52,354,126)	(2,512,497)	(24,275,384)
Net decrease	(5,420,299)	$(52,354,126)	(739,179)	$(7,138,077)
Class C2*
Shares sold	5,670,938	$54,778,309	425,857	$4,114,566
Reinvestment of distributions	113,297	1,093,855	2,358	22,785
Less shares repurchased	(1,290,247)	(12,452,241)	(599,924)	(5,798,698)
Net increase (decrease)	4,493,988	$43,419,923	(171,709)	$(1,661,347)
Class R6*
Shares sold	1,776,215	$17,168,401	12,587,195	$122,111,707
Reinvestment of distributions	1,472,604	14,247,560	3,260,149	31,380,098
Less shares repurchased	(1,140,464)	(11,021,128)	(9,848,837)	(95,340,987)
Net increase	2,108,355	$20,394,833	5,998,507	$58,150,818
Class Y*
Shares sold	125,389,023	$1,210,867,710	298,228,512	$2,884,226,611
Reinvestment of distributions	9,720,216	93,881,335	19,500,742	188,639,549
Less shares repurchased	(137,083,855)	(1,323,704,912)	(221,419,434)	(2,141,777,546)
Net increase (decrease)	(1,974,616)	$(18,955,867)	96,309,820	$931,088,614

*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
82Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

Financial Highlights
	Six Months Ended 9/30/25 (unaudited)	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class A*
Net asset value, beginning of period	$9.65	$9.64	$9.53	$9.61	$9.71	$9.26
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.24	$0.53	$0.57	$0.31	$0.09	$0.12
Net realized and unrealized gain (loss) on investments	(0.02)	0.02	0.12	(0.06)	(0.07)	0.47
Net increase (decrease) from investment operations	$0.22	$0.55	$0.69	$0.25	$0.02	$0.59
Distributions to shareholders:
Net investment income	$(0.23)	$(0.54)	$(0.57)	$(0.33)	$(0.12)	$(0.14)
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	$(0.23)	$(0.54)	$(0.58)	$(0.33)	$(0.12)	$(0.14)
Net increase (decrease) in net asset value	$(0.01)	$0.01	$0.11	$(0.08)	$(0.10)	$0.45
Net asset value, end of period	$9.64	$9.65	$9.64	$9.53	$9.61	$9.71
Total return (b)	2.34%(c)	5.85%	7.45%	2.62%	0.16%	6.42%
Ratio of net expenses to average net assets	0.58%(d)	0.58%	0.60%	0.60%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets	4.87%(d)	5.54%	5.96%	3.21%	0.96%	1.29%
Portfolio turnover rate	25%(c)	53%	57%	34%	52%	51%
Net assets, end of period (in thousands)	$3,323,070	$3,021,146	$1,494,536	$1,126,767	$1,824,401	$1,561,042
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.59%(d)	0.58%	0.60%	0.60%	0.59%	0.60%
Net investment income (loss) to average net assets	4.86%(d)	5.54%	5.96%	3.21%	0.96%	1.29%
*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2583

Financial Highlights  (continued)
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
84Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

	Six Months Ended 9/30/25 (unaudited)	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class C*
Net asset value, beginning of period	$9.66	$9.65	$9.53	$9.62	$9.72	$9.27
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.22	$0.52	$0.54	$0.27	$0.07	$0.10
Net realized and unrealized gain (loss) on investments	(0.01)	—	0.13	(0.06)	(0.08)	0.46
Net increase (decrease) from investment operations	$0.21	$0.52	$0.67	$0.21	$(0.01)	$0.56
Distributions to shareholders:
Net investment income	$(0.22)	$(0.51)	$(0.54)	$(0.30)	$(0.09)	$(0.11)
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	$(0.22)	$(0.51)	$(0.55)	$(0.30)	$(0.09)	$(0.11)
Net increase (decrease) in net asset value	$(0.01)	$0.01	$0.12	$(0.09)	$(0.10)	$0.45
Net asset value, end of period	$9.65	$9.66	$9.65	$9.53	$9.62	$9.72
Total return (b)	2.18%(c)	5.53%	7.24%	2.21%	(0.14)%	6.09%
Ratio of net expenses to average net assets	0.88%(d)	0.88%	0.89%	0.91%	0.88%	0.90%
Ratio of net investment income (loss) to average net assets	4.57%(d)	5.34%	5.65%	2.85%	0.69%	1.00%
Portfolio turnover rate	25%(c)	53%	57%	34%	52%	51%
Net assets, end of period (in thousands)	$49,270	$5,917	$7,571	$8,463	$15,861	$19,432
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.90%(d)	0.88%	0.89%	0.91%	0.88%	0.90%
Net investment income (loss) to average net assets	4.55%(d)	5.34%	5.65%	2.85%	0.69%	1.00%
*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/2585

Financial Highlights  (continued)
	Six Months Ended 9/30/25 (unaudited)	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class R6*
Net asset value, beginning of period	$9.68	$9.67	$9.56	$9.64	$9.74	$9.29
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.25	$0.57	$0.60	$0.35	$0.12	$0.15
Net realized and unrealized gain (loss) on investments	(0.02)	—	0.12	(0.08)	(0.08)	0.46
Net increase (decrease) from investment operations	$0.23	$0.57	$0.72	$0.27	$0.04	$0.61
Distributions to shareholders:
Net investment income	$(0.24)	$(0.56)	$(0.60)	$(0.35)	$(0.14)	$(0.16)
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	$(0.24)	$(0.56)	$(0.61)	$(0.35)	$(0.14)	$(0.16)
Net increase (decrease) in net asset value	$(0.01)	$0.01	$0.11	$(0.08)	$(0.10)	$0.45
Net asset value, end of period	$9.67	$9.68	$9.67	$9.56	$9.64	$9.74
Total return (b)	2.45%(c)	6.09%	7.70%	2.86%	0.39%	6.64%
Ratio of net expenses to average net assets	0.35%(d)	0.35%	0.37%	0.38%	0.36%	0.37%
Ratio of net investment income (loss) to average net assets	5.11%(d)	5.85%	6.19%	3.71%	1.20%	1.52%
Portfolio turnover rate	25%(c)	53%	57%	34%	52%	51%
Net assets, end of period (in thousands)	$572,704	$552,952	$494,518	$465,248	$382,288	$332,949
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.35%(d)	0.35%	0.37%	0.38%	0.36%	0.37%
Net investment income (loss) to average net assets	5.11%(d)	5.85%	6.19%	3.71%	1.20%	1.52%
*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
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	Six Months Ended 9/30/25 (unaudited)	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class Y*
Net asset value, beginning of period	$9.67	$9.66	$9.54	$9.63	$9.73	$9.27
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.24	$0.55	$0.59	$0.34	$0.11	$0.14
Net realized and unrealized gain (loss) on investments	(0.01)	0.02	0.13	(0.09)	(0.08)	0.48
Net increase (decrease) from investment operations	$0.23	$0.57	$0.72	$0.25	$0.03	$0.62
Distributions to shareholders:
Net investment income	$(0.24)	$(0.56)	$(0.59)	$(0.34)	$(0.13)	$(0.16)
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	$(0.24)	$(0.56)	$(0.60)	$(0.34)	$(0.13)	$(0.16)
Net increase (decrease) in net asset value	$(0.01)	$0.01	$0.12	$(0.09)	$(0.10)	$0.46
Net asset value, end of period	$9.66	$9.67	$9.66	$9.54	$9.63	$9.73
Total return (b)	2.41%(c)	6.00%	7.73%	2.67%	0.30%	6.67%
Ratio of net expenses to average net assets	0.44%(d)	0.44%	0.46%	0.45%	0.44%	0.45%
Ratio of net investment income (loss) to average net assets	5.01%(d)	5.74%	6.11%	3.53%	1.12%	1.45%
Portfolio turnover rate	25%(c)	53%	57%	34%	52%	51%
Net assets, end of period (in thousands)	$4,141,804	$4,165,683	$3,232,507	$2,659,258	$2,725,842	$2,335,355
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.45%(d)	0.44%	0.46%	0.45%	0.44%	0.45%
Net investment income (loss) to average net assets	5.00%(d)	5.74%	6.11%	3.53%	1.12%	1.45%
*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
The accompanying notes are an integral part of these financial statements.
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Financial Highlights  (continued)
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
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Notes to Financial Statements  |  9/30/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) is one of 26 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund is a diversified, open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class C2, Class K and Class Y shares in exchange for the Fund’s Class A, Class C, Class C, Class R6 and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Fund or its shareholders, had no effect on the Fund’s operations. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
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Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser. Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and limits leverage risk using value-at-risk (“VaR” ) approach based on either a relative or absolute measure.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM), which assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
On December 14, 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund’s financial statements.
The Fund is a series portfolio of a registered investment company and follows investment company accounting and reporting guidance under
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U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing
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matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
The value of foreign securities is converted into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities subject to oversight by the Board of Trustees.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have
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passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of September 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
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At March 31, 2025, the Fund deferred $313,962 of late-year ordinary losses, which will be recognized by the Fund as occurring at the start of the next fiscal year ending March 31, 2026.
At March 31, 2025, the Fund was permitted to carry forward indefinitely $154,736,026 of short-term losses and $120,173,927 of long-term losses.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended March 31, 2025 was as follows:
2025
Distributions paid from:
Ordinary income	$358,818,713
Total	$358,818,713
The following shows the components of distributable earnings (losses) on a federal income tax basis at March 31, 2025:
2025
Distributable earnings/(losses):
Capital loss carryforward	$(274,909,953)
Other book/tax temporary differences	(1,957,857)
Net unrealized depreciation	(15,703,717)
Qualified late year loss deferral	(313,962)
Total	$(292,885,489)
The difference between book-basis and tax-basis unrealized depreciation is attributable to adjustments relating to event-linked bonds, insurance-linked securities, and the tax treatment of premium and amortization.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor did not earn underwriting commissions on the sale of Class A shares during the six months ended September 30, 2025.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares of the Fund did not pay distribution fees. All expenses and fees paid to the Fund’s
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transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6 and Class Y shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The
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consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and
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individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and
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will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment
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will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
Until recently, a commonly used reference rate for floating rate securities was LIBOR (London Interbank Offered Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the United States, a common benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any
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insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at September 30, 2025 are listed in the Schedule of Investments.
H.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks
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to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
I.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at September 30, 2025 are disclosed in the Schedule of Investments.
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J.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of September 30, 2025, no collateral was pledged by the Fund. Collateral received from counterparties totaled $962,985 for TBAs.
K.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. Investments in futures contracts to increase total returns may be considered speculative.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at
102Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

September 30, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the six months ended September 30, 2025 were $138,751 and $42,668,138, respectively. Open futures contracts outstanding at September 30, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.35% of the Fund’s average daily net assets up to $1 billion, 0.30% of the next $4 billion of the Fund’s average daily net assets, 0.25% of the next $2.5 billion of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets over $7.5 billion. For the six months ended September 30, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.29% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, brokerage commissions) do not exceed 0.58%, 0.88%, 0.35%, and 0.44% of the Fund’s Class A, Class C, Class R6, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years
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after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $2,012,708 in management fees payable to the Adviser at September 30, 2025.
Effective April 1, 2025, Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the six months ended September 30, 2025, are reflected on the Statement of Operations in Administration expenses.
Bank of New York Mellon (“BNY”) acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY. Victory Capital pays BNY a fee for providing these services.
The Fund reimburses Victory Capital and BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2025, are reflected on the Statement of Operations as Administration expenses.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended September 30, 2025, the Fund paid
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$179,806 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At September 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $2,489 and a payable for administrative expenses of $324,151, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended September 30, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$19,646
Class C	10
Class C2	617
Class R6	451
Class Y	42,688
Total	$63,412
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.20% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 0.50% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.25% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $282,033 in distribution fees payable to the Distributor at September 30, 2025.
In addition, redemptions of Class C shares may be subject to a contingent deferred sales charge (“CDSC”). Redemptions of Class C shares within
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25105

12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class A, Class R6 and Class Y shares. For the six months ended September 30, 2025, CDSCs in the amount of $721 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, or the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended September 30, 2025, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
106Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Net unrealized depreciation on futures contracts^	$451,117	$—	$—	$—	$—
Total Value	$451,117	$—	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at September 30, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$(321,817)	$—	$—	$—	$—
Total Value	$(321,817)	$—	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(20,672)	$—	$—	$—	$—
Total Value	$(20,672)	$—	$—	$—	$—
8. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of September 30, 2025, the Fund had the following unfunded loan commitment outstanding:
Loan	Principal	Cost	Value	Unrealized Appreciation (Depreciation)
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan	$59,069	$58,803	$59,608	$805
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9. Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively,  in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $7,945,850,086 and an identified cost of $7,960,310,392 at April 1, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
10. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund’s custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about December 5, 2025 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
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Additional Information
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Multi-Asset Ultrashort Income Fund was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Multi-Asset Ultrashort Income Fund reorganized into Victory Pioneer Multi-Asset Ultrashort Income Fund.
The voting results were as follows:

Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Multi-Asset Ultrashort Income Fund	378,933,092	288,111,906	3,320,617	87,500,569
Victory Pioneer Multi-Asset Ultrashort Income Fund | Semi-Annual | 9/30/25109

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 25249-SFR-1125

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7 of this Form

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios IV

By (Signature and Title)* /s/ Thomas Dusenberry
Thomas Dusenberry, President and Principal Executive Officer

Date December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry
Thomas Dusenberry, President and Principal Executive Officer

Date December 5, 2025

By (Signature and Title)* /s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date December 5, 2025

*	Print the name and title of each signing officer under his or her signature.